===============================================================================

                        DIMENSIONAL INVESTMENT GROUP INC.

                      The DFA 6-10 Institutional PORTFOLIO
















                                  ANNUAL REPORT


















                          Year Ended November 30, 1995

===============================================================================

                        DIMENSIONAL INVESTMENT GROUP INC.
                      THE DFA 6-10 INSTITUTIONAL PORTFOLIO
                                  ANNUAL REPORT

                                TABLE OF CONTENTS

                                                                             Page
                                                                           ---------
Dimensional Investment Group Inc.
     Performance Chart  ................................................         1
     Statement of Assets and Liabilities  ..............................         2
     Statement of Operations  ..........................................         3
     Statements of Changes in Net Assets  ..............................         4
     Financial Highlights  .............................................         5
     Notes to Financial Statements  ....................................         6
     Report of Independent Accountants  ................................         7

The DFA Investment Trust Company -- The U.S. 6-10 Small Company Series
     Performance Chart  ................................................         8
     Statement of Net Assets  ..........................................      9-37
     Statement of Operations  ..........................................        38
     Statements of Changes in Net Assets  ..............................        39
     Financial Highlights  .............................................        40
     Notes to Financial Statements  ....................................     41-42
     Report of Independent Accountants  ................................        43

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

==============================================================================
DFA 6-10 Institutional Portfolio vs.
CRSP 6-10 Index
June 1993-November 1995


The following reflects the growth of a $10,000 investment.






             DFA 6-10         CRSP
           Institutional      6-10
            Portfolio         Index
           -------------      -----

9305        10000           10000
9306         9921           10038
9307         9989.45        10157.45
9308        10314.11        10625.71
9309        10589.5         10931.73
9310        10805.52        11269.52
9311        10606.7         10922.42
9312        10900.51        11253.37
9401        11243.87        11641.61
9402        11152.8         11572.93
9403        10617.47        10942.2
9404        10637.64        10898.43
9405        10587.64        10800.35
9406        10284.83        10520.62
9407        10436.02        10702.62
9408        10930.69        11314.81
9409        10990.81        11355.55
9410        11031.47        11344.19
9411        10660.82        10905.17
9412        10788.75        11048.03
9501        10862.11        11066.81
9502        11217.3         11470.75
9503        11437.16        11715.08
9504        11813.44        12020.84
9505        12043.8         12234.81
9506        12660.45        12912.62
9507        13444.13        13736.44
9508        13840.73        14092.22
9509        14081.56        14393.79
9510        13360.58        13659.71
9511        13761.4         14144.63




Annualized                       One            From
Total Return (%)                 Year         June 1993
------------------------------------------------------------------------------
                                29.08           13.62

*  The portfolio seeks to capture
   premimum returns and diversification
   benefits by investing in the U.S.
   6-10 Small Company Series of the DFA
   Investment Trust Company which in
   turn invests in a broad cross-section
   of U.S. small companies on a market
   cap-weighted basis.

*  This portfolio's returns in fiscal
   1995 reflected the performance of
   decile 6-10 companies in the U.S.


Past performance is not predictive of
future performance.

CRSP 6-10 Index courtesy of the Center for Research in Security
Prices, University of Chicago.

------------------------------------------------------------------------------

                        DIMENSIONAL INVESTMENT GROUP INC.

                      THE DFA 6-10 INSTITUTIONAL PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 1995

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The U.S. 6-10 Small Company Series of The DFA Investment Trust
  Company (1,881,853 Shares, Cost $18,664) at Value ................................   $   21,194
Other Receivable  ..................................................................            7
Prepaid Expenses and Other Assets  .................................................            2
                                                                                       -----------
    Total Assets  ..................................................................       21,203
                                                                                       -----------
LIABILITIES:
Accrued Expenses  ..................................................................           11
                                                                                       -----------
Net Assets  ........................................................................   $   21,192
                                                                                       ===========
SHARES OUTSTANDING, $.01 PAR VALUE (Authorized 100,000,000)  .......................    1,656,979
                                                                                       ===========
Net Asset Value, Offering and Redemption Price Per Share  ..........................   $    12.79
                                                                                       ===========
NET ASSETS CONSIST OF:
Paid-In Capital  ...................................................................   $   17,810
Undistributed Net Investment Income  ...............................................            1
Undistributed Net Realized Gain  ...................................................          851
Unrealized Appreciation of Investment Securities  ..................................        2,530
                                                                                       -----------
    Total Net Assets  ..............................................................   $   21,192
                                                                                       ===========

                 See accompanying Notes to Financial Statements

                        DIMENSIONAL INVESTMENT GROUP INC.

                      THE DFA 6-10 INSTITUTIONAL PORTFOLIO

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1995

                             (AMOUNTS IN THOUSANDS)

Investment Income
   Dividends..............................................................    $  212
                                                                             --------
Expenses
   Administrative Services ...............................................        13
   Accounting & Transfer Agent Fees ......................................        16
   Legal Fees ............................................................        13
   Audit Fees ............................................................         3
   Filing Fees ...........................................................        11
   Shareholders Report ...................................................         7
   Directors' Fees and Expenses ..........................................         6
   Other .................................................................         5
                                                                             --------
        Total Expenses ...................................................        74
   Less: Fees Waived and Expenses Reimbursed .............................       (64)
                                                                             --------
   Net Expenses ..........................................................        10
                                                                             --------
Net Investment Income  ...................................................       202
                                                                             --------
Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain on Investment Securities  ..............................     1,276
Change in Unrealized Appreciation (Depreciation) of Investment Securities      3,011
                                                                             --------
  Net Gain on Investment Securities ......................................     4,287
                                                                             --------
Net Increase in Net Assets Resulting from Operations  ....................    $4,489
                                                                             ========

                 See accompanying Notes to Financial Statements

                        DIMENSIONAL INVESTMENT GROUP INC.

                      THE DFA 6-10 INSTITUTIONAL PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                              Year Ended     Year Ended
                                                                               Nov. 30,       Nov. 30,
                                                                                 1995           1994
                                                                             ------------   ------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income .................................................     $   202        $    157
   Net Realized Gain on Investment Securities ............................       1,276            337
   Change in Unrealized Appreciation (Depreciation) of Investment
     Securities  .........................................................       3,011           (543)
                                                                             ------------   ------------
     Net Increase (Decrease) in Net Assets Resulting from Operations  ....       4,489            (49)
                                                                             ------------   ------------
Distributions From:
   Net Investment Income .................................................        (202)          (169)
   Net Realized Gains ....................................................        (532)          (230)
                                                                             ------------   ------------
    Total Distributions ..................................................        (734)          (399)
                                                                             ------------   ------------
Capital Share Transactions (1):
   Shares Issued .........................................................       2,138         13,614
   Shares Issued in Lieu of Cash Distributions ...........................         294            103
   Shares Redeemed .......................................................         (65)            --
                                                                             ------------   ------------
     Net Increase From Capital Share Transactions  .......................       2,367         13,717
                                                                             ------------   ------------
     Total Increase  .....................................................       6,122         13,269
Net Assets  ..............................................................
   Beginning of Period ...................................................      15,070          1,801
                                                                             ------------   ------------
   End of Period .........................................................     $21,192        $15,070
                                                                             ============   ============
(1) Shares Issued and Redeemed:
   Shares Issued .........................................................         173          1,285
   Shares Issued in Lieu of Cash Distributions ...........................          25             10
   Shares Redeemed .......................................................          (6)            --
                                                                             ------------   ------------
                                                                                   192          1,295
                                                                             ============   ============

                 See accompanying Notes to Financial Statements

                        DIMENSIONAL INVESTMENT GROUP INC.

                      THE DFA 6-10 INSTITUTIONAL PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               Year Ended     Year Ended      May 4 to
                                                                Nov. 30,       Nov. 30,       Nov. 30,
                                                                  1995           1994           1993
                                                              ------------   ------------    -----------
Net Asset Value, Beginning of Period  .....................     $ 10.29        $ 10.61         $10.00
                                                              ------------   ------------    -----------
Income from Investment Operations
---------------------------------
   Net Investment Income ..................................        0.13           0.13           0.10
   Net Gains (Losses) on Securities (Realized and
     Unrealized)  .........................................        2.84          (0.08)          0.68
                                                              ------------   ------------    -----------
        Total from Investment Operations...................        2.97           0.05           0.78
                                                              ------------   ------------    -----------
Less Distributions
------------------
   Net Investment Income ..................................       (0.13)         (0.21)         (0.02)
   Net Realized Gains .....................................       (0.34)         (0.16)         (0.15)
                                                              ------------   ------------    -----------
        Total Distributions ...............................       (0.47)         (0.37)         (0.17)
                                                              ------------   ------------    -----------
Net Asset Value, End of Period  ...........................     $ 12.79        $ 10.29         $10.61
                                                              ============   ============    ===========
Total Return  .............................................       29.08%          0.53%          7.78%#
Net Assets, End of Period (thousands)  ....................     $21,192        $15,070         $1,801
Ratio of Expenses to Average Net Assets (1)  ..............        0.20%(a)       0.20%(a)       0.20%*(a)
Ratio of Net Investment Income to Average Net Assets  .....        1.12%(a)       1.93%(a)       1.90%*(a)
Portfolio Turnover Rate  ..................................         N/A            N/A            N/A

------
*Annualized

#Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) Had certain waivers and reimbursements not been in effect, the ratios of expenses to average net assets for the periods ended November 30, 1995, 1994 and 1993 would have been 0.56%. 0.82% and 2.29%, respectively, and the ratios of net investment income to average net assets for the periods ended November 30, 1995, 1994 and 1993 would have been 0.77%, 1.31% and (0.19)%, respectively.

N/A Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements

                        DIMENSIONAL INVESTMENT GROUP INC.

                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   At November 30, 1995, Dimensional Investment Group Inc. (the "Fund") consisted of eight portfolios, The DFA 6-10 Institutional Portfolio, U.S. Small Cap Value Portfolio II, U.S. Large Cap Value Portfolio II, U.S. Large Cap Value Portfolio III, DFA One-Year Fixed Income Portfolio II, The DFA International Value Portfolio, DFA International Value Portfolio II and DFA International Value Portfolio III (the "Portfolios"). The Fund is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans, and clients of registered investment advisors. The financial statements of The DFA 6-10 Institutional Portfolio (the "Portfolio") are presented herein; the financial statements for the other Portfolios are presented elsewhere.

   The Portfolio invests all of its assets in The U.S. 6-10 Small Company Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 1995, the Portfolio owned 10% of the outstanding shares of the Series. The financial statement of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements.

   1. Security Valuation: The shares of the Series held by the Portfolio are valued at its respective daily Net Asset Value.

   2. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

   3. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

   Certain prior period amounts have been restated to conform with current period presentation.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors Inc. (the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 1995, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.07 of 1%.

   Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

   The Advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.20% of average daily net assets.

D. INVESTMENTS:

   At November 30, 1995, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows (amounts in thousands):

     Gross Unrealized Appreciation.............................    $2,530
     Gross Unrealized Depreciation.............................        --
                                                                 --------
     Net.......................................................    $2,530
                                                                 ========

                        REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DIMENSIONAL INVESTMENT GROUP INC.:

We have audited the accompanying statement of assets and liabilities of the Dimensional Investment Group Inc., The DFA 6-10 Institutional Portfolio, as of November 30, 1995, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Dimensional Investment Group Inc., The DFA 6-10 Institutional Portfolio, as of November 30, 1995, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.


2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 19, 1996

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

==============================================================================
U.S. 6-10 Small Company Series vs.
CRSP 6-10 Index
March 1993-November 1995

The following reflects the growth of a $10,000 investment.

            U.S. 6-10        CRSP
          Small Company      6-10
             Series          Index
          -------------      -----

9302        10000           10000
9303        10237           10313
9304        9927.843        10001.55
9305        10329.92        10457.62
9306        10288.6         10497.36
9307        10370.91        10622.28
9308        10721.45        11111.96
9309        11009.85        11431.99
9310        11247.67        11785.24
9311        10974.35        11422.25
9312        11289.31        11768.34
9401        11639.28        12174.35
9402        11548.49        12102.52
9403        10995.32        11442.94
9404        11018.41        11397.16
9405        10962.22        11294.59
9406        10646.51        11002.06
9407        10804.07        11192.4
9408        11322.67        11832.6
9409        11379.28        11875.2
9410        11424.8         11863.32
9411        11038.64        11404.21
9412        11177.73        11553.61
9501        11251.5         11573.25
9502        11620.55        11995.67
9503        11841.34        12251.18
9504        12234.47        12570.94
9505        12480.39        12794.7
9506        13119.38        13503.52
9507        13931.47        14365.05
9508        14336.88        14737.1
9509        14594.94        15052.48
9510        13844.76        14284.8
9511        14258.72        14791.91



Annualized                       One             From
Total Return (%)                 Year         March 1993
------------------------------------------------------------------------------
                                 29.17            13.77

*  The portfolio seeks to capture
   premimum returns and diversification
   benefits by investing in a broad
   cross-section of small companies on a
   market cap-weighted basis. The U.S. 6-10
   Small Company Series provides access
   to publicly traded U.S. Small
   Companies with market capitalization
   of approximately $500 million or
   less.

*  This portfolio's returns in fiscal
   1995 reflected the performance of
   decile 6-10 companies in the U.S.


Past performance is not predictive of
future performance.

CRSP 6-10 Index courtesy of the Center for Research in Security
Prices, University of Chicago.

------------------------------------------------------------------------------

                        THE DFA INVESTMENT TRUST COMPANY
                             STATEMENT OF NET ASSETS
                       THE U.S. 6-10 SMALL COMPANY SERIES
                                NOVEMBER 30, 1995

                                          Shares        Value+
                                         --------   ----------
 COMMON STOCKS -- (99.5%)
 *3 D Systems Corp.  .................     2,200     $ 44,550
 *3D0 Co.  ...........................     9,200      101,775
 *A Plus Network, Inc.  ..............     1,800       24,413
 *AAON, Inc.  ........................     4,400       29,425
  AAR Corp.  .........................    11,300      207,638
 *ABC Rail Products Corp.  ...........     2,400       52,950
  ABM Industries, Inc.  ..............     3,500       98,438
  ABS Industries, Inc.  ..............     1,400       12,075
 *ABT Building Products Corp.  .......     5,000       75,625
  ACC Corp.  .........................     2,500       53,750
  ADAC Laboratories  .................    11,466      142,608
  ADCO Technologies, Inc.  ...........     1,300        9,344
 *AEL Industries, Inc. Class A  ......     1,000       27,250
  AEP Industries, Inc.  ..............     3,000       67,875
 *AER Energy Resources, Inc.  ........     7,000       18,813
 *AFC Cable Systems, Inc.  ...........     1,500       19,594
 *AG Services America, Inc.  .........     1,700       14,450
 *AMC Entertainment, Inc.  ...........     1,300       28,194
 *APS Holding Corp. Class A  .........     2,700       49,950
 *ARI Holdings Corp.  ................       900          788
 *ARI Network Services, Inc.  ........     6,800       13,600
 *AST Research, Inc.  ................    13,013      119,557
 *ATS Medical, Inc.  .................     3,000       26,250
  Aames Financial Corp.  .............     6,200      196,850
  Aaron Rents, Inc. Class A  .........     4,800       87,000
  Aaron Rents, Inc. Class B  .........     4,800       85,200
 *Abaxis, Inc.  ......................     4,400       27,775
  Abington Savings Bank MA  ..........       700       12,775
 *Abiomed, Inc.  .....................     3,200       41,000
 *Able Telcom Holding Corp.  .........     3,300       23,513
  Abrams Industries, Inc.  ...........       200          925
 *Abraxas Petroleum Corp.  ...........     2,400       15,750
 *Accell International Corp.  ........     2,700        7,425
 *Acceptance Insurance Companies,
   Inc. ..............................     5,025       73,491
 *Access Health Marketing, Inc.  .....     4,000      130,000
 *Accustaff, Inc.  ...................     2,200       65,450
 *Ace Cash Express, Inc.  ............       200        1,900
  Ackerley Communications, Inc.  .....     6,200       94,550
 *Acme Electric Corp.  ...............     3,000       25,125
 *Acme Metals, Inc.  .................     3,100       47,856
 *Acme United Corp.  .................     3,400       11,900
  Acme-Cleveland Corp.  ..............     7,000      159,250
  Acordia, Inc.  .....................     5,200      145,600
 *Actel Corp.  .......................     6,900       91,856
 *Action Performance Companies, Inc...     2,000       27,375
 *Active Voice Corp.  ................     1,300       34,125
 *Acuson Corp.  ......................    20,000      235,000
 *Acx Technologies, Inc.  ............    15,000      243,750
 *Acxiom Corp.  ......................    15,200      433,200
 *Adage, Inc.  .......................     3,100       13,756
  Adams Resources & Energy, Inc.  ....     1,300        8,694
 *Addington Resources, Inc.  .........    11,100      167,194
 *Adelphia Communications Corp.
   Class A ...........................     6,000       47,250
 *Adflex Solutions, Inc.  ............     2,000       56,250
 *Advance Ross Corp.  ................    10,000      288,125
*#Advanced Logic Research, Inc.  .....     5,200       37,700

                                       9

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                          Shares        Value+
                                          ------        ------
 *Advanced Magnetics, Inc.  ..........     6,000     $153,000
 *Advanced Marketing Services, Inc.  .     2,700       25,144
 *Advanced Medical, Inc.  ............     6,500       19,906
 *Advanced NMR Systems, Inc.  ........    13,692       20,324
 *Advanced Polymer Systems, Inc.  ....     5,400       30,459
 *Advanced Promotion Technologies,
   Inc. (Private Placement) ..........    11,624       11,442
 *Advanced Technology Labs, Inc.  ....     6,640      141,100
 *Advanced Technology Materials,
   Inc. ..............................     3,500       36,094
*#Advanced Tissue Sciences, Inc.  ....    27,900      251,100
  Advantage Bancorp, Inc.  ...........     1,000       34,750
 *Advantage Companies, Inc.  .........     1,000       17,750
 *Advantage Health Corp.  ............     1,800       58,725
 *Advest Group, Inc.  ................     4,300       38,700
  Advo, Inc.  ........................     8,000      212,000
 *Advocat, Inc.  .....................     3,000       31,125
 *Aequitron Medical, Inc.  ...........     2,200       17,325
 *Aeroflex, Inc.  ....................     5,900       26,550
 *Aerosonic Corp. DE  ................     1,000        1,500
 *Aerovox, Inc.  .....................     2,600       14,950
 *Aetrium, Inc.  .....................     1,400       28,875
 *Affiliated Community Bancorp  ......     1,600       27,900
 *Agouron Pharmaceuticals, Inc.  .....     3,300       99,000
 *Agri-Nutrition Group, Ltd.  ........     1,600        3,050
 *Air & Water Technologies Corp.
   Class A ...........................    15,000       82,500
  Air Express International Corp.  ...     7,350      170,888
 *Air Methods Corp.  .................     4,000       15,500
 *Air-Cure Environmental  ............     2,200        8,250
 #Airborne Freight Corp.  ............    10,500      295,313
 *Airsensors, Inc.  ..................     2,500       20,469
 *Airways Corp.  .....................     2,600       25,025
 *Akorn, Inc.  .......................     5,100       12,750
  Alabama National Bancorporation  ...       700        9,713
 *Alamco, Inc.  ......................     2,300       19,550
  Alamo Group, Inc.  .................     2,500       43,125
 *Alantec Corp.  .....................     5,000      206,250
*#Alaska Air Group, Inc.  ............     6,100      110,563
  Alatenn Resources, Inc.  ...........     1,300       27,788
 *Alba-Waldensian, Inc.  .............     3,700       33,069
  Albank Financial Corp.  ............     6,700      200,163
 *Alcide Corp.  ......................     1,400       40,250
 *Aldila, Inc.  ......................     8,200       37,413
 *Alexander Energy Co.  ..............     6,100       25,163
  Alfa Corp.  ........................    18,400      204,700
  Alico, Inc.  .......................     2,100       45,938
 *Alkermes, Inc.  ....................     8,200       49,200
 *All American Semiconductor, Inc.  ..     7,100       18,638
 *Allcity Insurance Co.  .............       200        1,750
 *Allegiant Physician Services, Inc.       3,000        3,000
  Allen Organ Co. Class B  ...........       200        8,775
*#Alliance Entertainment Corp.  ......    15,700      149,150
*#Alliance Gaming Corp.  .............     3,700       13,181
 *Alliance Pharmaceuticals Corp.  ....    12,900      153,188
 *Alliant Techsystems, Inc.  .........     5,500      281,875
  Allied Bankshares, Inc.  ...........       900       10,125
  Allied Capital Lending Corp.  ......       900       11,025
  Allied Group, Inc.  ................     4,150      146,806
  Allied Healthcare Products, Inc.  ..     1,200       21,000

                                       10

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                          Shares        Value+
                                          ------        ------
 *Allied Holdings, Inc.  .............     5,000     $ 48,750
  Allied Life Financial Corp.  .......     2,000       33,750
  Allied Products Corp.  .............     9,500      198,313
 *Allied Research Corp.  .............     2,200        8,800
*#Allied Waste Industries, Inc.  .....    13,200       94,875
 *Allou Health & Beauty Care, Inc.
   Class A ...........................     1,900       11,341
 *Allstate Financial Corp.  ..........     1,600        9,100
 *Alltrista Corp.  ...................     1,553       28,342
 *Allwaste, Inc.  ....................    18,600       79,050
 *Aloette Cosmetics, Inc.  ...........     1,000        2,125
 *Alpha Beta Technology, Inc.  .......     3,500       23,844
  Alpha Industries, Inc.  ............    10,000      147,500
 *Alpha Microsystems, Inc.  ..........     1,000        1,219
 *Alpha Technologies Group, Inc.  ....     7,500       68,906
 *Alpharel, Inc.  ....................     5,600       29,750
  Alpharma, Inc. Class A  ............     8,800      191,400
 *Alpine Group, Inc.  ................    15,736       75,730
 *Alpine Lace Brands, Inc.  ..........     1,700       17,106
 *Alteon, Inc.  ......................     8,300       76,775
 *Alternative Resources Corp.  .......     3,100       91,450
 *Altron, Inc.  ......................     3,600      106,200
 *Amati Communications Corp.  ........    11,800       77,438
 *Amax Gold, Inc.  ...................    40,600      258,825
 *Ambar, Inc.  .......................       200        1,538
  Amcast Industrial Corp.  ...........     5,800      107,300
  Amcol International Corp.  .........     9,500      138,938
  Amcore Financial, Inc.  ............     3,150       69,694
 *AmeriLink Corp.  ...................       700        5,775
 *America Services Group, Inc.  ......     3,000       26,438
  American Annuity Group, Inc.  ......    19,600      215,600
  American Bancorpation Ohio  ........       200        4,450
  American Bank of Connecticut  ......       500       11,750
  American Bankers Insurance Group,
   Inc. ..............................    12,100      439,381
 *American Banknote Corp.  ...........     5,300        7,950
  American Biltrite, Inc.  ...........     4,800       92,400
 *American Biogenetic Sciences, Inc.
   Class A ...........................     5,200       14,138
 *American Buildings Co.  ............     3,500       78,969
*#American Business Information,
   Inc. ..............................     9,000      165,375
  American Business Products, Inc.  ..     4,950      115,706
 *American Claims Evaluation, Inc.  ..     1,000        1,828
  American Classic Voyages Co.  ......     6,900       73,744
  American Eagle Group, Inc.  ........     4,000       38,500
  American Ecology Corp.  ............     5,250       21,000
 *American Educational Products,
   Inc. ..............................     1,900        3,088
  American Federal Bank FSB
   Greenville, SC ....................     2,900       43,138
  American Filtrona Corp.  ...........       200        7,550
 *American Freightways Corp.  ........    12,300      169,125
 *American Healthcorp, Inc.  .........     5,000       45,313
  American Heritage Life Investment
   Corp. .............................     6,300      126,788
 *American Homepatient, Inc.  ........     3,000       84,375
 *American Homestar Corp.  ...........     3,000       58,313
  American Indemnity Financial Corp.         800        8,100
  American List Corp.  ...............       825       21,656
 *American Management Systems, Inc....    11,250      331,875
 *American Medical Electronics, Inc.
  (Escrow-Bonus) .....................     4,400            0

                                       11

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                          Shares      Value+
                                          ------      ------
 *American Medical Electronics, Inc.
   (Escrow-Earnings) .................     4,400    $      0
*#American Medical Response, Inc.  ...     7,700     220,413
 *American Mobile Satellite Corp.  ...     8,000     220,000
 *American Oilfield Divers, Inc.  ....     2,700      17,719
 *American Pacific Corp.  ............     4,100      23,575
 *American Paging, Inc.  .............     4,000      29,000
 *American Physicians Services
   Group, Inc. .......................     1,000       5,063
  American Precision Industries, Inc.     15,200     180,500
  American Recreation Centers, Inc.  .     4,300      27,950
 *American Safety Razor Co.  .........     2,400      20,250
 *American Science & Engineering,
   Inc. ..............................     7,800      50,700
 *American Shared Hospital Services  .       600         825
 *American Software, Inc. Class A  ...     7,000      43,750
  American Studios, Inc.  ............    12,500      17,969
 *American Superconductor Corp.  .....     4,700      57,575
 *American Technical Ceramics Corp....     1,800      19,125
 *American Telecasting, Inc.  ........     5,000      71,250
 *American Travellers Corp.  .........     7,200     181,350
 *American United Global, Inc.  ......     1,000       3,500
 *American Waste Services, Inc.
   Class A ...........................    10,000      25,000
 *American White Cross, Inc.  ........     5,000      12,813
 *American Woodmark Corp.  ...........       660       2,970
  Americana Bancorp, Inc.  ...........     1,200      22,500
 *Americredit Corp.  .................    13,300     171,238
*#Ameridata Technologies, Inc.  ......     8,100      86,063
 *Amerihost Properties, Inc.  ........     4,000      25,000
 *Ameriquest Technology, Inc.  .......    21,223      21,223
 *Ameristar Casinos, Inc.  ...........     8,100      54,675
 *Ameriwood Industries International
   Corp. .............................     3,200      14,600
  Ameron, Inc.  ......................     1,100      40,013
 *Ames Department Stores, Inc.  ......     4,000       6,750
  Amfed Financial, Inc.  .............     1,756      57,180
 *Amistar Corp.  .....................       200       1,550
  Ampco-Pittsburgh Corp.  ............     4,400      41,250
  Amre, Inc.  ........................    11,200     141,400
 *Amrep Corp.  .......................     3,900      21,938
  Amresco, Inc.  .....................    13,600     164,050
 *Amrion Corp.  ......................     2,500      26,875
 *Amsco International, Inc.  .........    14,800     249,750
 *Amserv, Inc.  ......................       200         450
  Amtech Corp.  ......................     4,375      20,918
 *Amtran, Inc.  ......................     2,300      30,331
  Amtrol, Inc.  ......................     1,500      24,375
  Amvestors Financial Corp.  .........     6,220      71,530
  Amwest Insurance Group, Inc.  ......     3,900      68,250
 *Amylin Pharmaceuticals, Inc.  ......     7,900      54,806
  Analogic Corp.  ....................     3,800      80,275
  Analysis & Technology, Inc.  .......       800      11,100
  Analysts International Corp.  ......     3,700     111,000
 *Anaren Microwave, Inc.  ............     2,000      15,000
  Anchor Bancorp Wisconsin, Inc.  ....     1,500      52,875
 *Anchor Gaming, Inc.  ...............     4,500      91,125
  Andover Bancorp, Inc. DE  ..........     1,300      29,006
 *Andrea Electronics Corp.  ..........     1,500      20,063
 *Andros, Inc.  ......................     5,000      79,375
*#Anergen, Inc.  .....................     3,800      15,438
  Angelica Corp.  ....................     4,600     102,925
 *Anika Research, Inc.  ..............     2,280       6,840
*#Ann Taylor Stores Corp.  ...........     9,200     117,300

                                       12

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                          Shares       Value+
                                          ------       ------
 *Antec Corp.  .......................     4,400     $ 63,250
  Anthony Industries, Inc.  ..........     7,115      159,198
 *Anuhco, Inc.  ......................     3,800       28,975
 *Apertus Technologies, Inc.  ........     5,600       56,000
*#Aphton Corp.  ......................     6,200       63,938
  Apogee Enterprises, Inc.  ..........     8,000      119,000
 *Apogee, Inc.  ......................     1,900       18,881
  Apple South, Inc.  .................    14,350      303,144
 *Appliance Recycling Centers of
   America, Inc. .....................     2,100       12,731
 *Applied Bioscience International,
   Inc. ..............................    12,800       83,200
*#Applied Digital Access, Inc.  ......     5,000       60,000
 *Applied Extrusion Technologies,
   Inc. ..............................     2,700       34,425
 *Applied Innovation, Inc.  ..........     5,600       52,500
 *Applied Magnetics Corp.  ...........    11,000      170,500
 *Applied Microbiology, Inc.  ........     6,300       31,303
  Applied Power, Inc. Class A  .......     7,600      247,950
 *Applied Science & Technology, Inc.         800       11,500
 *Applied Signal Technologies, Inc.  .     5,000       24,063
  Aptargroup, Inc.  ..................     9,000      324,000
 *Aquagenix, Inc.  ...................       600        4,238
  Aquarion Co.  ......................     1,800       42,075
  Aquila Gas Pipeline Corp.  .........       200        2,300
 *Arabian Shield Development Co.  ....       200          213
  Arbor Drugs, Inc.  .................    13,500      270,000
 *Arbor Health Care Co.  .............     3,400       60,775
*#Arch Communications Group, Inc.  ...     5,100      127,500
 *Arch Petroleum, Inc.  ..............     8,600       16,931
  Arctco, Inc.  ......................     8,900      124,044
 *Arden Industrial Products, Inc.  ...     1,400        7,350
 *Argosy Gaming Corp.  ...............     9,900       81,675
 *Ark Restaurants Corp.  .............     1,600       12,200
  Arkansas Best Corp.  ...............     9,000       73,688
  Armor All Products Corp.  ..........     9,700      181,875
  Arnold Industries, Inc.  ...........     6,800      124,100
 *Aronex Pharmaceuticals, Inc.  ......     5,100       14,981
 *Arrhythmia Research Technology,
   Inc. ..............................     1,100        5,913
 *Arris Pharmaceutical Corp.  ........     6,000       63,750
 *Arrow Automotive Industries, Inc.  .     4,800       27,900
  Arrow Financial Corp.  .............     1,768       31,603
 *Arrow Transportation Co.  ..........     1,000        1,563
 *Artisoft, Inc.  ....................     6,400       60,800
 *Artistic Greetings, Inc.  ..........     2,900        8,700
 *Arts Way Manufacturing Co., Inc.  ..       200        1,038
  Arvin Industries, Inc.  ............    10,200      179,775
 *Asante Technologies, Inc.  .........     1,700       18,913
 *Aseco Corp.  .......................     2,000       33,250
  Ashland Coal, Inc.  ................     4,600      100,050
*#Ashworth, Inc.  ....................     8,400       48,825
 *Aspect Telecommunications Corp.  ...     9,200      310,500
  Aspen Bancshares, Inc.  ............     1,406       20,299
  Associated Banc-Corp.  .............     7,012      276,974
 *Astec Industries, Inc.  ............    10,400      113,750
 *Astoria Financial Corp.  ...........     2,300      100,194
  Astro-Med, Inc.  ...................     4,200       41,213
 *Astronics Corp.  ...................     1,200        3,713
 *Astrosystems, Inc.  ................     3,400       19,550
 *Astrotech International Corp.  .....     4,900       20,519
 *Asyst Technologies, Inc.  ..........       900       39,488
  Atalanta Sosnoff Capital Corp.  ....     1,800       16,875
*#Atari Corp.  .......................    35,300       55,156
 *Atchison Casting Corp.  ............     1,600       22,000

                                       13

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                          Shares       Value+
                                          ------       ------
 *Athena Neurosciences, Inc.  ........    14,400     $131,400
 *Athey Products Corp.  ..............     2,940       13,965
  Atkinson (Guy F.) of California  ...     2,700       28,519
 *Atlantic American Corp.  ...........     5,600       13,300
 *Atlantic Beverage, Inc.  ...........     2,000        3,250
 *Atlantic Coast Airlines, Inc.  .....     5,000       44,063
 *Atlantic Gulf Communities Corp.  ...     4,800       31,800
 *Atlantic Tele-Network, Inc.  .......     5,600       60,550
  Atlantis Plastics, Inc.  ...........     2,700       10,463
 *Atlas Corp.  .......................     6,400       10,400
  Atmos Energy Corp.  ................     6,900      144,038
 *Atria Software, Inc.  ..............     4,200      176,925
 *Atrix Labs, Inc.  ..................     3,900       27,300
 *Atwood Oceanics, Inc.  .............     4,800       90,000
 *Au Bon Pain, Inc. Class A  .........     2,600       23,725
*#Audiovox Corp. Class A  ............     3,600       23,400
  Augat, Inc.  .......................    11,100      191,475
*#Aura Systems, Inc.  ................    18,975      104,955
 *Aurora Electronics, Inc.  ..........     8,775       18,647
 *Auspex Systems, Inc.  ..............    11,500      171,781
  Authentic Fitness Corp.  ...........     8,900      188,013
 *Autocam Corp.  .....................     3,941       52,706
*#Autoimmune, Inc.  ..................     9,200       96,600
 *Autoinfo, Inc.  ....................     3,600       11,700
*#Autote Corp. Class A  ..............    11,300       32,488
 *Avatar Holdings, Inc.  .............     4,300      154,800
 *Avecor Cardiovascular, Inc.  .......     1,500       23,438
  Avemco Corp.  ......................     4,100       69,188
  Aviall, Inc.  ......................    14,000      119,000
 *Avondale Industries, Inc.  .........     6,600       98,588
 *Aydin Corp.  .......................     3,000       46,500
 *Aztar Corp.  .......................    17,000      148,750
  Aztec Manufacturing Co.  ...........    10,300       37,338
*#BBN Corp.  .........................     7,800      292,500
  BEI Electronics, Inc.  .............     3,400       21,888
  BGS Systems, Inc.  .................     2,600       93,925
  BHA Group, Inc. Class A  ...........     1,000       13,500
  BHC Financial, Inc.  ...............     1,400       25,813
 *BI, Inc.  ..........................     3,800       32,775
 *BISYS Group, Inc.  .................     4,200      118,388
 *BJ Services Co.  ...................     4,200      103,425
  BMC Industries, Inc. MN  ...........    23,200      388,600
 *BMC West Corp.  ....................     2,700       33,413
  BMJ Financial Corp.  ...............     5,000       72,500
 *BPI Packaging Technologies, Inc.  ..     5,800       14,138
  BSB Bancorp, Inc.  .................     2,200       75,900
  BT Financial Corp.  ................       100        3,538
 *BTG, Inc.  .........................     1,200       15,150
 *BTU International, Inc.  ...........     2,800       24,150
 *BUM International, Inc.  ...........     3,000        4,500
  BW/IP, Inc. Class A  ...............    10,000      155,625
 *Bachman Information Systems, Inc.  .     4,600       29,900
 *Back Bay Restaurant Group, Inc.  ...     2,000       10,750
  Badger Meter, Inc.  ................       400        9,500
  Badger Paper Mills, Inc.  ..........     1,000       15,500
 *Bailey Corp.  ......................     2,700       12,150
  Bairnco Corp.  .....................     4,800       24,600
  Baker (J.), Inc.  ..................     6,700       42,294
 *Baker (Michael) Corp.  .............     6,000       30,000
  Balchem Corp.  .....................     1,350       11,813
  Baldor Electric Co.  ...............    12,390      280,324
 *Baldwin Piano & Organ Co.  .........     2,000       25,250
 *Baldwin Technology, Inc. Class A  ..     9,400      49,350
  Ballard Medical Products  ..........    15,900     272,288
 *Bally Entertainment Corp.  .........    33,500     406,188

                                       14

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                          Shares       Value+
                                          ------       ------
 *Bally Gaming International, Inc.  ..     2,900     $ 26,100
 *Baltek Corp.  ......................     1,500       12,938
 *BancTec, Inc.  .....................    11,262      219,231
 *Bancinsurance Corp.  ...............     2,900        7,794
  Bancorp Connecticut, Inc.  .........     1,000       18,125
  BancorpSouth, Inc.  ................     2,300       50,888
  Bangor Hydro-Electric Co.  .........     6,000       67,500
  Bank of Granite Corp.  .............       200        5,600
  Bank of New Hampshire Corp.  .......     2,800      112,525
  BankAtlantic Bancorp, Inc.  ........     1,662       30,332
  BankNorth Group, Inc. DE  ..........     1,700       57,588
  Bankers Corp.  .....................    10,440      179,438
  Bankers First Corp.  ...............     2,800       76,300
 *Banner Aerospace, Inc.  ............    12,200       64,050
 *Banyan System, Inc.  ...............     7,900       97,269
  Barefoot, Inc.  ....................     5,000       57,500
  Barnes Group, Inc.  ................     3,900      151,125
  Barnwell Industries, Inc.  .........       600       10,313
 *Barr Laboratories, Inc.  ...........     3,900       89,700
 *Barra, Inc.  .......................     6,000       86,250
 *Barrett Business Services, Inc.  ...     5,400       75,600
 *Barrett Resources Corp.  ...........    11,800      292,050
 *Barry (R.G.) Corp.  ................     4,088       90,958
 *Base Ten Systems, Inc. Class A  ....     2,800       33,600
 *Basin Exploration, Inc.  ...........     4,900       22,050
  Bassett Furniture Industries, Inc.       5,000      112,188
  Bay State Gas Co.  .................     6,500      176,313
  Bay View Capital Corp.  ............     2,000       56,625
 *Bayou Steel Corp. Class A  .........     4,200       18,375
 *Bayport Restaurant Group, Inc.  ....     3,800       12,825
 *Be Aerospace, Inc.  ................     7,300       65,700
  Bearings, Inc.  ....................     2,200       84,425
  Beauticontrol Cosmetics, Inc.  .....     2,000       18,750
 *Beazer Homes USA, Inc.  ............     2,800       53,900
 *Beeba's Creations, Inc.  ...........       785        3,974
 *Bel Fuse, Inc.  ....................     3,000       34,500
 *Belden & Blake Corp.  ..............     2,200       35,475
 *Belding Heminway, Inc. Class A  ....       175          569
  Bell Bancorp, Inc.  ................     3,200      103,600
 *Bell Industries, Inc.  .............     8,255      187,801
 *Bell Microproducts, Inc.  ..........     2,300       21,850
 *Bell Sports Corp.  .................     5,345       42,426
 *Bellwethwer Exporation Co.  ........     4,500       23,063
 *Belmac Corp.  ......................       360        1,125
*#Ben & Jerry's Homemade, Inc.
   Class A ...........................     2,100       33,206
 *Ben Franklin Retail Stores, Inc.  ..     4,964       17,995
 *Benchmark Electronics, Inc.  .......       800       19,500
 *Benihana, Inc.  ....................     1,000       10,563
*#Benson Eyecare Corp.  ..............     1,667       14,378
 *Benson Financial Corp.  ............       700       11,725
 *Benton Oil & Gas Co.  ..............    12,400      181,350
  Berkshire Gas Co.  .................     1,000       16,250
 *Berlitz International, Inc.  .......     4,610       72,608
  Berry Petroleum Corp. Class A  .....    13,400      142,375
 *Bertuccis, Inc.  ...................     2,400       12,150
 *Bet Holdings, Inc. Class A  ........     6,700      156,613
 *Bettis Corp.  ......................     6,200       32,550
 #Big B, Inc.  .......................     7,100       70,113
 *Big O Tires, Inc.  .................     2,000       27,375
  Bindley Western Industries, Inc.  ..     6,500      116,188
  Binks Manufacturing Co.  ...........     1,598       39,151
 *Bio Dental Technologies Corp.  .....     3,100       10,075
 *Bio Technology General Corp.  ......    18,800       67,563
 *Bio-Logic Systems Corp.  ...........     2,100       10,106

                                       15

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                          Shares       Value+
                                          ------       ------
 *Bio-Rad Laboratories, Inc. Class A       1,000     $ 41,250
 *Biocircuits Corp.  .................     3,700        7,169
*#Biocraft Laboratories, Inc.  .......     8,000      113,000
 *Biocryst Pharmaceuticals, Inc.  ....     3,800       37,525
 *Biomagnetic Technologies, Inc.  ....     1,800        2,081
 *Biomatrix, Inc.  ...................     2,700       33,413
 *Biosafety Systems, Inc.  ...........       700        2,056
 *Biospecifics Technologies Corp.  ...       800        2,800
 *Biospherics, Inc.  .................     2,000       20,125
 *Biosys, Inc.  ......................     6,314       14,404
 *Biowhittaker, Inc.  ................     4,300       28,488
 *Bird Corp.  ........................     2,500       15,469
  Birmingham Steel Corp.  ............     7,400      110,075
 *Biscayne Apparel, Inc.  ............     1,433        1,433
 *Black Box Corp.  ...................     7,000      118,125
 *Black Hawk Gaming &
   Development, Inc. .................       500        2,938
  Black Hills Corp.  .................     9,600      237,600
  Blair Corp.  .......................     2,800       87,150
  Blanch (E.W.) Holdings, Inc.  ......     6,400      138,400
  Blessings Corp.  ...................     6,000       58,500
  Blimpie International  .............     1,900       22,088
 *Bliss & Laughlin Industries, Inc.  .       200        1,675
  Blount International, Inc. Class A       3,450      103,931
 *Blyth Holdings, Inc.  ..............     5,200       12,513
 *Boca Research, Inc.  ...............     2,200       63,800
 *Bombay Co., Inc.  ..................    18,300      123,525
 *Bon-Ton Stores, Inc.  ..............     8,000       44,000
 *Books-a-Million, Inc.  .............     3,500       49,875
 *Boole & Babbage, Inc.  .............     3,000      109,125
 *Boomtown, Inc.  ....................     5,900       36,138
 *Borg-Warner Security Corp.  ........    13,700      160,975
 *Borland International, Inc.  .......    17,200      305,300
 *Borror Corp.  ......................     3,100       11,044
  Boston Acoustics, Inc.  ............     3,400       70,125
  Boston Bancorp  ....................     2,400       88,950
 *Boston Technology, Inc.  ...........    17,000      242,250
 *Bowmar Instrument Corp.  ...........    11,700       27,788
  Bowne & Co., Inc.  .................     7,900      158,000
 *Box Energy Corp. Class B  ..........     8,800       76,450
 #Bradlees, Inc.  ....................     3,000        4,875
 *Bradley Pharmaceuticals, Inc.
   Class A ...........................     1,500        1,688
  Braintree Savings Bank MA  .........       600       10,800
  Brandon Systems Corp.  .............     1,200       26,850
 *Brauns Fashions Corp.  .............     1,000        2,313
  Brenco, Inc.  ......................    11,200      118,300
 *Brendle's, Inc.  ...................     4,100        1,602
  Brenton Banks, Inc.  ...............       200        4,000
 *Brewer (C.) Homes, Inc. Class A  ...     5,600       25,900
  Bridgford Foods Corp.  .............     2,505       24,737
 *Brightpoint, Inc.  .................     1,250       22,344
 *Brite Voice Systems, Inc.  .........     2,300       37,663
  Broad National Bancorporation  .....       200        2,075
 *Broadband Technologies, Inc.  ......     2,600       45,175
 *Broadway & Seymour, Inc.  ..........     3,500       64,750
 *Brock Control Systems, Inc.  .......     2,400       23,400
 *Brock Exploration Corp.  ...........     1,100        3,575
 *Brockway Standard Holdings Corp.  ..     1,200       19,050
 #Brooke Group, Ltd.  ................     6,800       52,700
 *Brooklyn Bancorp, Inc.  ............     2,400       96,300
 *Brookstone, Inc.  ..................     3,400       29,325
 *Brooktree Corp.  ...................     8,100      103,781
 *Brooktrout Technology, Inc.  .......     2,000       48,250
 *Brothers Gourmet Coffees, Inc.  ....     2,100        8,138

                                       16

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                          Shares       Value+
                                          ------       ------
 *Brown & Sharpe Manufacturing Co.
   Class A ...........................     2,200     $ 22,275
 *Brown (Tom), Inc.  .................     3,900       49,725
  Brown Group, Inc.  .................    10,000      140,000
  Brush Wellman, Inc.  ...............     8,100      141,750
  Bryn Mawr Bank Corp.  ..............       200        9,550
 *Buckle, Inc.  ......................     1,900       33,488
 *Buffets, Inc.  .....................    15,400      202,125
 *Bugaboo Creek Steak House, Inc.  ...     2,100       18,900
 *Builders Transport, Inc.  ..........     1,800       15,300
 *Bull Run Corp. GA  .................    21,300       62,569
 *Burlington Coat Factory Warehouse
   Corp. .............................    20,600      236,900
 *Burr Brown Corp.  ..................    12,450      350,156
 *Bush Boake Allen, Inc.  ............     5,000      153,750
  Bush Industries, Inc. Class A  .....     2,400       40,200
 *Business Records Corp. Holding Co...     3,500      130,813
 *Butler International, Inc.  ........     1,000        4,656
  Butler Manufacturing Co.  ..........     2,100       71,663
 *Buttrey Food & Drug Stores Co.  ....     3,500       24,938
 *C-COR Electronics, Inc.  ...........    10,400      267,800
 *C-TEC Corp.  .......................     3,000       87,000
 *CAI Wireless Systems, Inc.  ........     5,115       43,478
  CBT Corp.  .........................       200        4,375
 *CCA Industries, Inc.  ..............     2,700        3,966
  CCB Financial Corp.  ...............     6,650      330,838
  CCH, Inc. Class A  .................     3,300      180,675
 *CDI Corp.  .........................    13,100      242,350
 *CE Software Holdings, Inc.  ........       600        2,025
 *CEM Corp.  .........................     3,800       49,400
 *CFI Proservices, Inc.  .............       900       11,475
  CFSB Bancorp, Inc.  ................     1,210       25,108
  CFW Communications Co.  ............     2,500       45,313
  CFX Corp.  .........................     2,823       44,462
 *CIS Technologies, Inc. DE  .........    13,500       52,734
  CKE Restaurants, Inc.  .............    11,000      191,125
  CMAC Investment Corp.  .............     3,200      149,600
 *CMC Industries, Inc.  ..............     1,200        5,325
 *CMG Information Services, Inc.  ....       900       67,163
 *CMI Corp. Class A  .................    18,100       92,763
  CML Group, Inc.  ...................    23,500      143,938
  CNB Bancshares, Inc.  ..............     4,244      111,405
*#CNS Income  ........................     6,900      106,088
 *CPAC, Inc.  ........................     1,756       24,145
  CPB, Inc.  .........................     1,300       43,225
 *CPI Aerostructures, Inc.  ..........       200          234
  CPI Corp.  .........................     9,800      204,575
  CSB Financial Corp.  ...............       500        8,750
 *CSF Holdings, Inc. Class B  ........     3,250      127,969
 *CSP, Inc.  .........................     2,800       25,200
 *CSS Industries, Inc.  ..............     3,400       71,188
 *CTL Credit, Inc.  ..................     1,400       19,950
  CTS Corp.  .........................     1,500       54,188
  CU Bancorp  ........................     1,800       17,213
  CVB Financial Corp.  ...............     2,395       35,027
 *Cable Design Techologies Corp.  ....     1,900       81,938
 *Cablemaxx, Inc.  ...................     5,000       35,313
  Cabot Oil & Gas Corp. Class A  .....    11,400      161,025
 *Cache, Inc.  .......................     5,025       17,745
 *Caci International, Inc. Class A  ..     1,000       11,875
 *Cade Industries, Inc.  .............     1,500          984
 *Cadiz Land, Inc.  ..................     8,400       44,100
  Cadmus Communications Corp.  .......     6,500      186,063
 *Caere Corp.  .......................     5,300       49,025

                                       17

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                          Shares       Value+
                                          ------       ------
  Cagle's, Inc. Class A  .............     2,250     $ 34,031
 *Cairn Energy USA, Inc.  ............     6,100       75,869
*#Caldor Corp.  ......................     9,700       40,013
*#Calgene, Inc.  .....................    14,300       74,181
  Calgon Carbon Corp.  ...............    21,200      249,100
 *California Amplifier, Inc.  ........     2,400       68,550
  California Bancshares, Inc.  .......     2,000       53,250
 *California Culinary Academy, Inc.  .       200        1,325
  California Financial Holding Corp.       4,000       83,750
*#California Micro Devices Corp.  ....     3,400       32,725
*#California Microwave, Inc.  ........     5,500      118,250
  California State Bank  .............     1,900       27,075
  California Water Service Co.  ......     2,500       83,125
 *Callon Petroleum Co.  ..............     3,200       30,400
  Calmat Co.  ........................    11,600      200,100
 *Calprop Corp.  .....................     7,700        6,256
 *Calumet Bancorp, Inc.  .............     1,100       30,663
 *Cambex Corp.  ......................     5,200       39,325
  Cambrex Corp.  .....................     3,300      122,100
 *Cambridge Neuroscience, Inc.  ......     2,300       17,825
*#Cambridge Soundworks, Inc.  ........       600        3,150
 *Cambridge Technology Partners
   Massachusetts, Inc. ...............     2,700      134,663
  Camco International, Inc.  .........     6,900      162,150
 *Campo Eletronics, Appliances &
   Computers, Inc. ...................     3,200       12,800
 *Candela Laser Corp.  ...............     1,000        4,375
 *Candies, Inc.  .....................     1,600        4,100
 *Cannon Express, Inc. Class A  ......       900        9,563
 *Cannon Express, Inc. Class B  ......       900        6,638
 *Cannondale Corp.  ..................     1,400       20,125
 *Cantel Industries, Inc. Class B  ...     2,000       19,500
 *Canterbury Educational Services,
   Inc. ..............................     4,800       11,700
 *Canyon Resources Corp.  ............    11,800       23,231
  Cape Cod Bank & Trust Co.  .........       500       20,250
  Capital Guarantee Corp.  ...........     2,600       57,525
 *Capital Pacific Holdings, Inc.  ....     1,000        2,375
  Capital Re Corp.  ..................     8,100      243,000
  Capitol American Financial Corp.  ..    13,000      266,500
  Capitol Bancorp, Ltd.  .............       900        9,450
  Capitol Transamerica Corp.  ........     2,000       39,250
 *Capstone Pharmacy Services, Inc.  ..     3,200       18,800
 *Capsure Holdings Corp.  ............     7,300      103,113
  Caraustar Industries, Inc.  ........     8,200      164,000
 *Cardinal Realty Services, Inc.  ....       700       11,988
 *Care Group, Inc.  ..................     3,400        9,031
 *Career Horizons, Inc.  .............     1,200       33,750
 *Carlisle Plastics, Inc. Class A  ...     7,100       31,063
 *Carmike Cinemas, Inc. Class A  .....     4,000       98,000
 #Carolina First Corp.  ..............     1,102       17,357
  Carpenter Technology Corp.  ........     4,200      181,650
 *Carr-Gottstein Foods Co.  ..........     1,554        8,353
*#Carrington Laboratories, Inc.  .....     3,400       77,988
 *Carson Pirie Scott & Co.  ..........     3,300       65,588
  Carter-Wallace, Inc.  ..............    18,500      210,438
 *Carver Corp. WA  ...................     3,800        5,938
  Cascade Corp.  .....................     5,400       77,625
  Cascade Natural Gas Corp.  .........     3,950       64,681
  Casey's General Stores, Inc.  ......    11,800      272,138
  Cash America International, Inc.  ..    14,200       78,100
 *Casino America, Inc.  ..............     8,000       46,000
 *Casino Data Systems  ...............     3,500       59,500
 *Casino Magic Corp.  ................    12,300       54,581
 *Casino Resource Corp.  .............     3,000        9,000

                                       18

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                          Shares       Value+
                                          ------       ------
 *Castech Aluminum Group, Inc.  ......     5,200     $ 79,300
  Castle (A.M.) & Co.  ...............    18,750      459,375
 *Catalina Lighting, Inc.  ...........     5,000       25,000
 *Catalina Marketing Corp.  ..........     5,000      288,750
 *Catalyst Semiconductor, Inc.  ......     4,000       31,000
 *Catalytica, Inc.  ..................     7,500       31,875
 *Catellus Development Corp.  ........    42,500      249,688
  Cathay Bancorp, Inc.  ..............     1,100       17,600
 *Catherines Stores Corp.  ...........     2,400       19,650
  Cato Corp. Class A  ................    11,000       77,688
  Cavalier Homes, Inc.  ..............     1,625       30,875
 *Cedar Group, Inc.  .................     5,800       40,238
 *Cel-Sci Corp.  .....................     1,000        3,000
 *Celadon Group, Inc.  ...............     1,600       14,400
 *Celebrity, Inc.  ...................     2,500       14,375
 *Celestial Seasonings, Inc.  ........     1,600       31,000
 *Celex Group, Inc.  .................     2,000       16,125
*#Celgene Corp.  .....................     4,800       46,200
 *Cell Genesys, Inc.  ................     6,800       55,675
 *Cellpro, Inc.  .....................     5,600       70,000
 *Cellstar Corp.  ....................     3,700       96,431
 *Cellular Communications, Inc.
   Class A ...........................     2,900      139,200
 *Cellular Technical Services Co.,
   Inc. ..............................     2,633       57,268
*#Celtrix Pharmaceuticals, Inc.  .....     5,000        9,531
  Cenfed Financial Corp.  ............     1,200       27,450
  Cenit Bancorp, Inc.  ...............       200        7,375
 *Centennial Bancorp  ................     1,333       16,829
 *Centennial Cellular Corp. Class A  .     6,100      115,138
 *Centennial Technologies, Inc.  .....     1,000       16,500
  Center Banks, Inc.  ................       200        2,875
  Center Financial Corp.  ............     6,200      111,600
 *Centex Construction Products, Inc.       5,000       70,000
 *Centigram Communications Corp.  ....     2,600       55,575
  Central & Southern Holding Co.  ....     1,500       13,594
 *Central Co-Operative Bank
   Somerville, MA ....................       900       11,475
  Central Hudson Gas & Electric
   Corp. .............................     7,000      212,625
  Central Louisiana Electric Co.,
   Inc. ..............................     5,300      135,813
  Central Maine Power Co.  ...........    16,200      218,700
  Central Reserve Life Corp.  ........     1,800       17,213
 *Central Sprinkler Corp.  ...........     2,500       84,688
 *Central Tractor Farm & Country,
   Inc. ..............................     2,100       19,688
  Central Vermont Public Service
   Corp. .............................     5,250       70,875
  Century Bancorp Income Class A  ....     1,000       10,250
 *Century Communications Corp.
   Class A ...........................    11,300       96,050
*#Cephalon, Inc.  ....................    10,300      287,113
 *Ceradyne, Inc.  ....................    11,800       64,163
 *Cerberonics, Inc. Class A  .........       200        1,388
 *Cerplex Group, Inc.  ...............     6,000       43,125
 *Chad Therapeutics  .................     2,450       37,975
 *Champion Enterprises, Inc.  ........    10,400      312,000
 #Champion Industries, Inc.  .........     1,000       22,625
  Champion Parts, Inc.  ..............     1,800          900
 *Champps Entertainment, Inc.  .......     1,000       10,500
  Chaparral Steel Co.  ...............    11,200      117,600
 *Charming Shoppes, Inc.  ............    50,000      117,188
 *Chart House Enterprises, Inc.  .....     4,700       30,550
  Chart Industries, Inc.  ............     5,000       36,875
  Charter Federal Savings Bank  ......     2,100       32,288

                                       19

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                          Shares       Value+
                                          ------       ------
 *Charter Medical Corp.  .............     4,500     $ 82,125
  Charter One Financial, Inc.  .......    28,760      916,725
  Charter Power Systems, Inc.  .......     4,300      105,888
 *Chattem, Inc.  .....................     2,500       11,250
 *Check Technology Corp.  ............     2,400       19,800
 *Checkers Drive-In Restaurant, Inc.      25,100       34,905
 *Checkmate Electronics, Inc.  .......     1,000       15,000
*#Checkpoint System, Inc.  ...........     9,700      299,488
 *Cheesecake Factory, Inc.  ..........     2,100       47,513
  Chemed Corp.  ......................     2,500       97,188
 *Chemfab Corp.  .....................     3,700       75,388
 *Chempower, Inc.  ...................     1,800        6,919
 *Chemtrak, Inc.  ....................     2,700        5,063
 *Cherry Corp. Class A  ..............     3,600       36,450
 *Cherry Corp. Class B  ..............     3,600       36,450
 *Chesapeake Energy Corp.  ...........       200        8,500
  Chesapeake Utilities Corp.  ........     1,500       22,313
  Chester Valley Bancorp  ............       210        4,016
 *Chic by His, Inc.  .................     4,400       23,650
  Chicago Rivet & Machine Co.  .......       700       21,088
*#Chicos Fas, Inc.  ..................     4,000       19,750
 *Children's Comprehensive Services,
   Inc. ..............................     4,300       14,513
 *Children's Discovery Centers of
   America, Inc. Class A .............     1,200        9,750
*#Chips & Technologies, Inc.  ........    10,100      107,313
  Chittenden Corp.  ..................     3,306       95,461
*#Chock Full O' Nuts Corp.  ..........    10,130       58,248
 *Cholestech Corp.  ..................     4,500       14,625
 *Christiana Companies, Inc.  ........    12,300      292,125
 *Chromcraft Revington, Inc.  ........     1,000       24,250
*#Chronimed, Inc.  ...................     4,850       72,144
  Church & Dwight Co., Inc.  .........    11,700      213,525
 *Ciber, Inc.  .......................     1,200       37,050
*#Cidco, Inc.  .......................     2,800       74,900
  Cilcorp, Inc.  .....................     5,200      213,850
 *Cimco, Inc.  .......................     1,200       11,475
 *Cincinnati Microwave, Inc.  ........     7,300       50,188
 *Cinergi Pictures Entertainment,
  Inc. ...............................     2,800       10,675
 *Ciprico, Inc.  .....................       600        7,425
 *Circon Corp.  ......................     5,190      113,856
 *Circuit Systems, Inc.  .............     2,100       11,944
 *Citation Computer System, Inc.  ....     1,500        6,000
 *Citation Corp.  ....................     2,700       43,875
 *Citation Insurance Group  ..........     2,400       10,650
  Citfed Bancorp, Inc.  ..............     2,100       71,925
  Citicasters, Inc. Class A  .........     5,400      171,788
  Citizens Bancorp MD  ...............     6,400      215,200
  Citizens Banking Corp.  ............     6,400      201,600
 *Citizens, Inc. Class A  ............    11,000       96,250
  City Holding Co.  ..................       220        5,143
  City National Corp.  ...............    20,200      277,750
 *Civic Bancorp  .....................     1,800       13,613
  Claire's Stores, Inc.  .............    11,100      216,450
  Clarcor, Inc.  .....................     8,500      185,938
 *Clark (Dick) Productions, Inc.  ....     3,300       30,525
 *Clean Harbors, Inc.  ...............     6,900       20,700
  Cleveland Cliffs, Inc.  ............     3,400      133,025
 *Cliffs Drilling Co.  ...............     2,500       35,000
 *Clintrials Research, Inc.  .........     1,800       31,500
 *Clothestime, Inc.  .................     8,000       12,750
  Co-Operative Bank of Concord, MA  ..     3,000       54,375
  Coachmen Industries, Inc.  .........     7,400      143,375
 *Coast Distribution System  .........     4,700       27,613
*#Coast Savings Financial, Inc.  .....     5,400      161,325

                                       20

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                          Shares       Value+
                                          ------       ------
  Coastal Bancorp, Inc.  .............     4,000     $ 67,750
 *Coastal Physician Group, Inc.  .....     9,500      134,188
 *Coastcast Corp.  ...................     3,000       31,500
  Cobancorp, Inc.  ...................       206        3,966
 *Cobra Electronic Corp.  ............     1,000        2,625
 *Cobra Industries ,Inc.  ............     2,200        1,925
  Coca Cola Bottling Co.
   Consolidated ......................     1,900       64,363
 *Cocensys, Inc.  ....................     6,700       46,481
 *Coda Energy, Inc.  .................    15,200      114,950
 *Code Alarm, Inc.  ..................     1,500       11,250
 #Coeur d'Alene Mines Corp. ID  ......     7,700      139,563
 *Cognitronics Corp.  ................     3,800       22,563
 *Coherent Communications Systems
   Corp. .............................     9,200      143,750
 *Coherent, Inc.  ....................     8,400      354,900
 *Coho Energy, Inc.  .................    10,000       46,875
  Cohu, Inc.  ........................     8,200      235,750
 *Cold Metal Products, Inc.  .........     4,200       19,425
 *Cole National Corp. Class A  .......     5,000       70,000
  Collagen Corp.  ....................     5,600      102,900
  Collective Bancorp, Inc.  ..........     9,149      242,449
 *Collins & Aikman Corp.  ............     5,000       31,875
 *Collins Industries, Inc.  ..........     6,600       12,788
  Colonial Bancgroup, Inc.  ..........     3,600      105,750
*#Colonial Data Technologies Corp.  ..     6,200       98,425
  Colonial Gas Co.  ..................     8,050      169,050
 *Columbia Laboratories, Inc.  .......    10,100       70,700
 *Columbus Energy Corp.  .............     1,300        7,638
 *Comarco, Inc.  .....................     2,800       37,975
 *Comdata Holding Corp.  .............     3,866       92,301
 *Comdial Corp.  .....................     3,600       37,350
  Commerce Bancorp, Inc.  ............     5,835      130,558
 *Commercial Bancshares, Inc.  .......       200        2,900
  Commercial Federal Corp.  ..........     6,438      235,792
  Commercial Intertech Corp.  ........     4,500       79,875
  Commercial Metals Co.  .............     7,600      178,600
 *Commnet Cellular, Inc.  ............     5,300      143,431
  Commonwealth Energy System  ........     2,100       94,500
 *Communication Cable, Inc.  .........     1,112       12,858
 *Communications Central, Inc.  ......     2,300       11,500
  Communications Systems, Inc.  ......     9,000      145,125
  Community Bank System, Inc.  .......     2,500       82,813
  Community Bankshares, Inc. NH  .....       800       14,900
  Community First Bankshares, Inc.  ..     2,300       47,725
  Community Psychiatric Centers  .....    21,800      242,525
 *Competitive Technologies, Inc.  ....     1,400       12,338
 *Compression Laboratories, Inc.  ....     8,800       64,350
 *Comptek Research, Inc.  ............     7,900       82,950
 *Compucom Systems, Inc.  ............    10,000       82,500
  Computer Data Systems, Inc.  .......     5,700       81,225
 *Computer Horizons Corp.  ...........    11,925      417,375
 *Computer Identics Corp.  ...........     4,200        9,450
  Computer Language Research, Inc.  ..     9,600      114,000
 *Computer Network Technology  Corp.      11,100       67,294
 *Computer Outsourcing Services,
   Inc. ..............................       700        3,019
 *Computer Products, Inc.  ...........    12,200      151,738
  Computer Task Group, Inc.  .........     1,900       36,813
 *Computer Telephone Corp. Class 1  ..     3,000       48,000
 *Computervision Corp.  ..............    23,700      296,250
 *Computrac, Inc.  ...................     2,400        5,250
 *Comshare, Inc.  ....................     6,000      145,500
 *Comstock Resources, Inc.  ..........     4,900       23,734

                                       21

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                          Shares       Value+
                                          ------       ------
 *Comtech Telecommunications Corp.....     1,000     $  2,500
 *Comverse Tecnology, Inc.  ..........     9,900      224,606
 *Condor Services, Inc.  .............     1,000        3,750
 *Conductus, Inc.  ...................     2,000       13,000
 *Cone Mills Corp. NC  ...............    15,000      168,750
 *Conmed Corp.  ......................     8,850      276,563
  Connecticut Energy Corp.  ..........     3,800       76,475
  Connecticut Natural Gas Corp.  .....     2,900       67,063
  Connecticut Water Services, Inc.  ..     1,400       38,850
 *Consep, Inc.  ......................     4,300       12,631
  Conservative Savings Corp.  ........       700        9,538
 *Consilium, Inc.  ...................     4,000       52,500
 *Conso Products Co.  ................     1,500       24,188
 *Consolidated Graphics, Inc.  .......     1,100       26,675
 *Consolidated Products, Inc.  .......     5,457       89,017
 *Consolidated Stainless, Inc.  ......       800        7,200
  Consolidated Tokoma Land Co.  ......     1,700       26,988
 *Consumer Portfolio Services, Inc.  .       200        3,775
  Consumers Water Co.  ...............     4,100       71,750
 *Continental Can, Inc. DE  ..........     1,000       18,125
  Continental Homes Holding Corp.  ...     3,600       66,150
 *Continental Waste Industries, Inc.       1,200       22,350
 *Control Data Systems, Inc.  ........     8,300      141,619
 *Convest Energy Corp.  ..............     1,000        3,125
 *Convex Computer Corp.  .............    11,600       55,100
  Cooker Restaurant Corp.  ...........     3,500       37,188
 *Cooper Companies, Inc.  ............     4,800       30,600
 *Copart, Inc.  ......................     4,400      103,675
 *Copley Pharmaceutical, Inc.  .......     7,500      112,500
 *Copytele, Inc.  ....................    10,300      100,425
 *Cor Therapeutics, Inc.  ............    10,700      115,694
 *Coram Healthcare Corp.  ............    16,000       88,000
 *Corcom, Inc.  ......................       700        4,638
  Core Industries, Inc.  .............     5,200       71,500
 *Core, Inc.  ........................     1,000        9,375
 *Cornerstone Financial Corp.  .......       800        6,975
 *Cornerstone Imaging, Inc.  .........     3,000       52,500
 *Cornerstone Natural Gas, Inc.  .....     2,500        5,938
 *Corrpro Companies, Inc.  ...........     1,200        6,750
 *Cortech, Inc.  .....................     7,100       11,981
 *Corvas International, Inc.  ........     3,300        9,900
 *Corvel Corp.  ......................     1,000       32,500
 *Cosmetic Centers, Inc. Class A  ....     1,100        7,975
 *Cosmetic Centers, Inc. Class B  ....       200        1,450
  Cotton States Life Insurance Co.  ..       250        2,375
  Courier Corp.  .....................       800       20,200
 *Covenant Transport, Inc. Class A  ..     2,200       28,325
 *Coventry Corp.  ....................    10,000      195,625
  Craftmade International, Inc.  .....     2,000       15,125
*#Craig (Jenny), Inc.  ...............    11,900      113,050
 *Craig Corp.  .......................     1,000        9,375
*#Cray Research, Inc.  ...............    12,800      307,200
 *Creative Biomolecules, Inc.  .......     7,900       47,400
 *Creative Technologies Corp.  .......     1,000        2,156
 *Credence Systems Corp.  ............    11,250      336,797
*#Cree Research, Inc.  ...............     6,000      112,500
 *Criticare Systems, Inc.  ...........     3,000        9,375
 *Crop Growers Corp.  ................     1,600       20,800
  Cross (A.T.) Co. Class A  ..........     8,900      141,844
  Cross Timbers Oil Co.  .............     8,000      137,000
 *Crosscomm Corp.  ...................     2,300       27,600
 *Crossman Communities, Inc.  ........     4,000       67,000
 *Crown Books Corp.  .................     2,700       33,750

                                       22

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                          Shares       Value+
                                          ------       ------
 *Crown Central Petroleum Corp.
   Class A ...........................     1,400     $ 19,775
 *Crown Central Petroleum Corp.
   Class B ...........................     1,500       20,250
  Crown Crafts, Inc.  ................     5,100       62,475
 *Crown Resources Corp.  .............     6,600       28,463
 *Crown-Andersen, Inc.  ..............     1,000        7,813
 *Cruise America, Inc.  ..............     2,600       14,300
 *Cryenco Sciences, Inc. Class A  ....     2,400       11,400
 *Cryolife, Inc.  ....................       900       11,475
 *Cryomedical Sciences, Inc.  ........    12,300       29,213
 *Crystal Oil Co.  ...................     1,200       35,700
  Cubic Corp.  .......................     1,600       38,200
 *Culbro Corp.  ......................     2,200      110,550
  Cullen Frost Bankers, Inc.  ........     5,030      253,386
  Culp, Inc.  ........................    16,818      168,180
  Cupertino National Bancorp  ........       220        2,888
 *Curative Technologies, Inc.  .......     7,000       89,688
  Curtiss-Wright Corp.  ..............     1,300       61,913
 *Custom Chrome, Inc.  ...............     1,000       24,500
 *Customedix Corp.  ..................     1,100        2,063
 *Cyberonics, Inc.  ..................     4,100       27,163
 *Cyberoptics Corp.  .................     1,900       64,600
 *Cycare Systems, Inc.  ..............     3,400       95,200
 *Cygne Designs, Inc.  ...............     5,000        7,188
 *Cygnus, Inc.  ......................     4,100       64,319
 *Cypros Pharmaceutical Corp.  .......     6,000       22,875
 *Cypros Pharmaceuticals Corp.
   (Private Placement) ...............     2,700        9,264
 *Cyrk, Inc.  ........................     4,500       45,000
 *Cytel Corp.  .......................     8,000       34,500
*#Cytogen Corp.  .....................    12,800       68,000
 *Cytotherapeutics, Inc.  ............     7,400       91,113
 *Cytrx Corp.  .......................    19,000       19,000
 *D&N Financial Corp.  ...............     2,700       31,894
 *DAIG Corp.  ........................     3,000       62,625
 *DBA Systems, Inc.  .................     1,700        8,606
 *DDL Electronics, Inc.  .............     6,500       18,688
 *DEP Corp. Class A  .................     1,900        2,375
 *DEP Corp. Class B  .................     6,200        9,300
 *DH Technology, Inc.  ...............     3,750       83,906
 *DIY Home Warehouse, Inc.  ..........    10,000       45,625
 *DM Management Co.  .................     2,000        4,000
 *DMX, Inc.  .........................    13,000       35,750
 *DNA Plant Technology Corp.  ........    17,300       12,975
 *DNX Corp.  .........................     3,800       13,300
 *DR Horten, Inc.  ...................    17,549      177,684
 *DRCA Medical Corp.  ................     2,100        7,219
 *DS Bancor, Inc.  ...................       764       18,718
 *DSP Group, Inc.  ...................     1,900       22,800
 *DSP Technology, Inc.  ..............     1,000        6,625
  DT Industries, Inc.  ...............     5,000       66,250
 *DVI, Inc.  .........................     5,500       72,875
 *Daily Journal Corp.  ...............       200        7,100
 *Dairy Mart Convenience Stores, Inc.
   Class A ...........................     1,600       10,500
 *Daka International, Inc.  ..........     1,100       31,213
  Dallas Semiconductor Corp.  ........    18,700      402,050
 *Damark International, Inc. Class A       3,700       24,744
  Dames & Moore, Inc.  ...............    13,300      174,563
  Daniel Industries, Inc.  ...........     5,200       68,900
 *Danskin, Inc.  .....................     2,400       11,550
 *Darling International, Inc.  .......     1,000       23,625
  Dart Group Corp. Class A  ..........       700       65,013

                                       23

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                          Shares        Value+
                                          ------        ------
 *Data Broadcasting Corp.  ...........     3,245       45,633
 *Data General Corp.  ................    18,000     $218,250
 *Data I/O Corp.  ....................     3,700       29,369
 *Data Measurement Corp.  ............       200        3,563
 *Data Race, Inc.  ...................     1,800        8,269
 *Data Research Association, Inc.  ...     1,000       17,438
 *Data Systems & Software, Inc.  .....     1,800       15,075
 *Data Translation, Inc.  ............     8,400      161,700
 *Data Transmission Network Corp.  ...       700       30,625
 *Dataflex Corp.  ....................     3,400       17,000
 *Datakey, Inc.  .....................     1,000        5,500
 *Datamarine International, Inc.  ....       200        1,300
 *Datametrics Corp.  .................     4,100       35,106
 *Datapoint Corp.  ...................     4,200        5,775
 *Dataram Corp.  .....................     1,100        7,838
 *Datascope Corp.  ...................    10,800      273,375
 *Dataware Technologies, Inc.  .......     4,000       45,000
 *Datawatch Corp.  ...................     2,400       12,525
 *Datron Systems, Inc.  ..............     1,800       34,650
 *Datum, Inc.  .......................     1,600       15,900
 *Davco Restaurants, Inc.  ...........     3,000       36,375
 *Dave and Busters, Inc.  ............     2,200       32,450
 *Davel Communications Group, Inc.  ..       700        8,750
  Davis Water & Waste Industries,
   Inc. ..............................     5,500       86,625
 *Davox Corp.  .......................     5,000       53,438
*#Daw Technologies, Inc.  ............     5,000       30,625
 *Dawson Geophysical Co.  ............     4,100       41,513
 *Daxor Corp.  .......................     4,400       29,150
 *Day Runner, Inc.  ..................     1,200       33,450
 *De Soto, Inc.  .....................     2,700       10,800
  DeKalb Genetics Corp. Class B  .....     2,000       89,750
  Deb Shops, Inc.  ...................     4,800       17,550
 *Deckers Outdoor Corp.  .............     1,800       12,150
  Decorator Industries, Inc.  ........       900        7,425
 *Deeptech International, Inc.  ......     6,100       25,163
  Defiance, Inc.  ....................     7,600       56,525
 *Deflecta-Shield Corp.  .............     1,000        5,500
 *Del Electronics Corp.  .............     1,423        9,250
  Del Laboratories, Inc.  ............     9,066      177,920
 *Delaware Ostego Corp.  .............       200        1,950
  Delchamps, Inc.  ...................     1,000       17,500
 *Delphi Financial Group, Inc.
   Class A ...........................     1,300       25,838
 *Delphi Information Systems, Inc.  ..     5,000        5,938
  Delta & Pine Land Co.  .............     4,800      181,200
  Delta Natural Gas Co., Inc.  .......     1,400       24,763
  Delta Woodside Industries, Inc.  ...    11,000       71,500
 *Designs, Inc.  .....................    12,450       99,600
 *Detection Systems, Inc.  ...........     2,800       18,900
 *Detrex Corp.  ......................       500        2,406
 *Detroit Diesel Corp.  ..............    10,000      182,500
 *Devcon International Corp.  ........     2,000       15,125
 *Devlieg-Bullard, Inc.  .............     6,500       15,438
  Devon Energy Corp.  ................    14,700      354,638
 *Devon Group, Inc.  .................     1,400       53,550
 *Devry, Inc.  .......................    11,200      298,200
 *Dewolfe Companies, Inc.  ...........       200        1,125
  Dexter Corp. CT  ...................    12,100      294,938
  Diagnostic Products Corp.  .........     5,000      179,375
 *Diagnostic Retrieval Systems, Inc.
   Class A ...........................       500        3,938
*#Dial Page, Inc.  ...................     5,600       89,250
 *Dialogic Corp.  ....................     8,500      270,938
 *Diametrics Medical, Inc.  ..........     5,700       39,900
 *Diana Corp.  .......................     1,550       22,669

                                       24

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                          Shares        Value+
                                          ------        ------
 *Dianon Systems, Inc.  ..............     3,300     $ 12,581
 *Digi International, Inc.  ..........     4,100       95,069
 *Digicon, Inc.  .....................     4,500       27,000
 *Digital Biometrics, Inc.  ..........     5,000       31,250
 *Digital Link Corp.  ................     1,800       32,850
 *Digital Microwave Corp.  ...........     6,300       77,175
 *Digital Sound Corp.  ...............     7,900       15,553
 *Digital Systems International, Inc.      6,500       88,156
 *Dimac Corp.  .......................     1,300       35,263
 *Dimark, Inc.  ......................     2,500       35,000
 *Dime Financial Corp.  ..............     2,300       27,600
 #Dimon, Inc.  .......................    19,150      330,338
 *Diodes, Inc.  ......................     1,800       24,750
 *Dionex Corp.  ......................     2,400      135,000
 *Discount Auto Parts, Inc.  .........    10,300      285,825
 *Discovery Zone, Inc.  ..............       200          653
  Dixie Yarns, Inc.  .................     4,381       17,250
 *Dixon Ticonderoga Co.  .............     1,700       10,200
 *Dolco Packaging Corp.  .............       200        4,000
  Donegal Group, Inc.  ...............     1,800       33,525
  Donnelly Corp. Class A  ............     3,000       42,375
 *Donnkenny, Inc.  ...................     1,400       46,288
 *Dorsey Trailers, Inc.  .............     3,000       20,250
 *Doubletree Corp.  ..................     2,500       52,813
  Douglas & Lomason Co.  .............     2,600       29,575
 *Dovatron International, Inc.  ......     3,000       99,375
  Downey Financial Corp.  ............     7,400      168,350
 *Dravo Corp.  .......................     3,800       45,600
 *Dress Barn, Inc.  ..................    13,400      122,275
 *Drew Industries, Inc.  .............     3,200       48,800
*#Drexler Technology Corp.  ..........     3,300       44,138
  Dreyer's Grand Ice Cream, Inc.  ....     8,300      273,900
 *Drug Emporium, Inc.  ...............     5,300       21,863
 *Drypers Corp.  .....................     1,500        2,766
 *Dual Drilling Co.  .................     5,000       50,938
 *Duckwall-Alco Stores, Inc.  ........       800        7,800
 *Ducommun, Inc.  ....................     4,800       49,200
  Duff & Phelps Credit Rating Co.  ...     2,566       39,452
 *Duplex Products, Inc.  .............     4,300       32,788
 *Dura Pharmaceuticals, Inc.  ........     5,100      147,900
*#Duracraft Corp.  ...................     3,300       77,138
 *Durakon Industries, Inc.  ..........     5,200       71,500
*#Duramed Pharmaceuticals, Inc.  .....     3,200       51,600
  Duriron Co., Inc.  .................    11,400      323,475
  Duty Free International, Inc.  .....    15,000      202,500
 *Dwyer Group, Inc.  .................       300          825
  Dyersburg Corp.  ...................     5,700       27,075
  Dynamics Corp. of America  .........     7,500      174,375
 *Dynamics Research Corp.  ...........     4,471       26,267
 *Dynatech Corp.  ....................     8,400      123,900
 *E for M Corp.  .....................     1,200       14,325
  E'town Corp.  ......................     1,200       35,250
 *E-Z-Em, Inc. Class A  ..............     2,450       24,500
 *E-Z-Em, Inc. Class B  ..............     5,874       54,335
 *EA Engineering Science &
   Technology, Inc. ..................     5,625       22,148
 *ECC International Corp.  ...........     8,500       87,125
 *ECCS, Inc.  ........................       800        1,350
 *EFI Electronics Corp.  .............       800          863
 *EIS International, Inc.  ...........     5,200       80,275
 *ELXSI Corp.  .......................     2,200       12,513
  EMC Insurance Group, Inc.  .........     6,300       80,325
 *EP Technologies, Inc.  .............     5,000       63,125
 *ERLY Industries, Inc.  .............       300        2,156
 *ERO, Inc.  .........................     3,000       18,375

                                       25

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                          Shares        Value+
                                          ------        ------
 *ESCO Electronics Corp. Trust
   Receipts ..........................     8,700     $ 69,600
  ESELCO, Inc.  ......................       206        4,944
 *ESSEF Corp.  .......................     1,500       23,813
 *EZ Serve Corp.  ....................    17,000       23,375
  Eagle Bancshares, Inc.  ............       200        7,125
 *Eagle Finance Corp.  ...............     2,000       27,750
  Eagle Financial Corp.  .............     2,200       60,500
 *Eagle Food Centers, Inc.  ..........     8,100       14,681
*#Eagle Hardware & Garden, Inc.  .....     9,400       71,088
 *Earth Technology Corp.  ............     3,500       20,781
  Eastern Bancorp, Inc.  .............     1,100       29,700
  Eastern Co.  .......................     5,600       63,000
 *Eastern Environment Services, Inc.       1,000        1,813
  Eastern Utilities Associates  ......     8,900      204,700
 *Eateries, Inc.  ....................     1,500        3,891
  Eaton Vance Corp.  .................     1,800       52,425
 *Ecogen, Inc.  ......................    21,700       28,481
  Ecology & Environment, Inc.
   Class A ...........................       500        3,875
 *Ecoscience Corp.  ..................     6,000        3,375
 *Edelbrock Corp.  ...................     2,000       29,250
  Edison Brothers Stores, Inc.  ......    11,000       20,625
 *Edison Control Corp.  ..............     1,000        5,000
 *Edisto Resources Corp.  ............     7,600       38,000
 *Editek, Inc.  ......................     1,700        5,313
 *Edmark Corp.  ......................     1,200       49,050
 *Edo Corp.  .........................     3,400       16,575
*#Education Alternatives, Inc.  ......     5,000       24,063
 *Educational Development Corp.  .....       900       20,138
 *Educational Insights, Inc.  ........     2,800       10,850
 *Effective Management Systems, Inc...     1,400        7,350
 *Egghead, Inc.  .....................     7,800       61,425
  Ekco Group, Inc.  ..................     8,800       52,800
 *El Chico Restaurants, Inc.  ........     2,900       26,463
  Elcor Corp.  .......................     6,000      125,250
  Eldorado Bancorp CA  ...............       770       12,705
 *Electric & Gas Technology, Inc.  ...     4,900       14,394
 *Electric Fuel Corp.  ...............     3,500       28,000
 *Electro Rent Corp.  ................     6,000      122,250
 *Electro Scientific Industries, Inc.      4,500      127,125
 *Electroglas, Inc.  .................       200       11,775
 *Electromagnetic Sciences, Inc.  ....    11,500      124,344
 *Electronic Associates, Inc.  .......     4,400       22,550
 *Electronic Fab Technology, Inc.  ...     5,000       20,000
 *Electronic Retailing System
   International, Inc. ...............     2,300        6,613
  Electronic Tele Communications,
   Inc. Class A ......................     1,000        3,125
 *Elek-Tek, Inc.  ....................     4,000       13,250
 *Eljer Industries, Inc.  ............     2,100       16,538
  Ellett Brothers, Inc.  .............     3,000       24,563
 *Eltron International, Inc.  ........     2,000       75,250
 *Embrex, Inc.  ......................     2,300       13,800
 *Emcare Holdings, Inc.  .............     1,600       36,900
 *Emcon  .............................     3,200       12,400
 *Emisphere Technologies, Inc.  ......     3,000       21,375
 *Emmis Broadcasting Corp. Class A  ..     1,600       43,200
*#Empi, Inc.  ........................     2,000       37,375
  Empire District Electric Co.  ......     6,800      130,900
 *Emulex Corp.  ......................     4,450       55,347
 *Encad, Inc.  .......................     1,100       20,556
 *Encore Computer Corp.  .............     6,800       13,069
 *Encore Wire Corp.  .................     3,200       33,200

                                       26

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                          Shares        Value+
                                          ------        ------
 *Endosonics Corp.  ..................     5,000     $ 71,563
  Energen Corp.  .....................     6,600      153,450
 *Energy Biosystems Corp.  ...........     6,000       53,250
 *Energy Research Corp.  .............     1,500       17,250
 *Energy Ventures, Inc.  .............     4,400       92,400
  Energy West, Inc.  .................       200        1,688
  Energynorth, Inc.  .................     2,400       41,700
  Engineered Support Systems, Inc.  ..       200        1,238
 *Engineering Measurements Co.  ......     1,000        2,563
  Engle Homes, Inc.  .................     2,800       23,625
  Enhance Financial Services Group,
   Inc. ..............................     9,900      238,838
  Ennis Business Forms, Inc.  ........     6,600       82,500
 *Ensys Environmental Products, Inc.       1,000        2,875
 *Envirogen, Inc.  ...................     3,000        9,188
 *Environmental Elements Corp.  ......     6,400       11,200
 *Environmental Technologies Corp.  ..     1,200       11,925
 *Envirotest Systems Corp. Class A  ..     7,200       18,900
 *Envoy Corp.  .......................     2,000       30,000
*#Enzo Biochem, Inc.  ................    10,395      202,703
 *Enzon, Inc.  .......................    10,200       23,906
*#Epitope, Inc.  .....................     4,800       56,400
 *Equinox Systems, Inc.  .............     2,000       15,625
 *Equitex, Inc.  .....................     1,000        1,625
 *Equitrac Corp.  ....................     1,500        8,531
 *Equity Marketing, Inc.  ............     2,200       29,838
 *Equity Oil Co.  ....................    14,200       78,100
 *Ernst Home Center, Inc.  ...........     6,800       18,700
 *Escalade, Inc.  ....................     3,335       13,965
  Eskimo Pie Corp.  ..................     1,600       30,000
 *Esmor Correctional Services, Inc.  .       900        8,100
  Espey Manufacturing & Electronics
   Corp. .............................     1,700       22,525
 *Essex Corp.  .......................     1,000        2,625
  Essex County Gas Co.  ..............       200        5,050
 *Esterline Technologies Corp.  ......     3,000       64,500
 *Ethan Allen Interiors, Inc.  .......     3,700       81,400
 *Evans & Sutherland Computer Corp.  .     3,800       92,150
 *Evans Systems, Inc.  ...............       600        2,213
 *Evans, Inc.  .......................     1,000        1,438
  Evergreen Bancorp, Inc. DE  ........       900       19,913
 *Evergreen Media Corp. Class A  .....     6,900      167,325
 *Evergreen Resources, Inc.  .........     2,300        9,919
 *Exabyte Corp.  .....................    10,700      133,750
 *Exar Corp.  ........................     8,100      172,125
 *Excalibur Technologies Corp.  ......     4,600      104,650
  Excel Industries, Inc.  ............     7,600       93,100
 *Excel Technology, Inc.  ............     3,300       21,656
  Executive Risk, Inc.  ..............     3,800       98,800
 *Executive Telecard, Ltd.  ..........     5,384       37,352
 *Executone Information Systems,
   Inc. ..............................    18,400       51,175
 *Exide Electronics Group, Inc.  .....     1,352       20,280
  Expeditors International of
   Washington ........................     4,800      121,200
 *Express America Holdings Corp.  ....     2,400       12,300
 *Express Scripts, Inc. Class A  .....       900       37,688
 *Ezcorp, Inc. Class A Non-Voting  ...     4,900       21,438
  F & M Bancorporation, Inc.  ........     1,000       26,625
  F & M National Corp.  ..............     3,177       58,377
  FCB Financial Corp.  ...............       200        3,425
 *FDP Corp.  .........................     3,500       27,344
  FFLC Bancorp  ......................       500        9,750
  FFY Financial Corp.  ...............     1,100       23,169

                                       27

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                          Shares        Value+
                                          ------        ------
 *FLIR Systems, Inc.  ................     1,000     $ 12,875
 *FM Properties, Inc.  ...............     5,700        9,619
  FMC Gold Co.  ......................    33,400      137,775
 *FNB Rochester Corp.  ...............     1,400       11,725
 *FPA Corp.  .........................     2,000        2,000
 *FPA Medical Management, Inc.  ......     3,000       19,125
 *FRP Properties, Inc.  ..............     2,500       44,063
 *FSI International, Inc.  ...........    10,400      208,000
  Fab Industries, Inc.  ..............     5,600      165,550
 *Fabri-Centers of America, Inc.
   Class A ...........................     9,200      134,550
 *Fabri-Centers of America, Inc.
   Class B ...........................     9,200      109,250
  Facelifters Home Systems, Inc.  ....     1,300       13,650
 *Failure Group, Inc.  ...............     4,300       27,950
  Fair, Isaac & Co., Inc.  ...........     2,000       57,250
 *Fairchild Corp. Class A  ...........     6,000       45,750
 *Fairfield Communities, Inc.  .......     2,100       15,225
 *Falcon Building Products, Inc.
   Class A ...........................     3,000       27,375
  Falcon Products, Inc.  .............     5,500       77,000
  Family Bancorp  ....................     1,650       29,288
 *Family Golf Centers, Inc.  .........     1,000       16,063
  Fansteel, Inc.  ....................     4,000       27,500
 *Farah, Inc.  .......................     8,000       50,000
  Farmer Brothers Co.  ...............       200       27,500
 *Farr Co.  ..........................     2,300       17,250
  Farrel Corp.  ......................     2,400        9,000
 *Fastcomm Communications Corp.  .....     5,700       34,200
  Fay's, Inc.  .......................    10,175       69,953
 *Featherlite Manufacturing, Inc.  ...     1,200        6,300
 *Fed One Bancorp  ...................       600        9,225
  Fedders Corp.  .....................    10,000       52,500
  Fedders Corp. Class A  .............     8,750       36,094
  Federal Screw Works  ...............     1,800       41,400
 *Ferrofluidics Corp.  ...............     2,231       26,772
 *Fiberstars, Inc.  ..................       700        2,625
 *Fibreboard Corp.  ..................     2,400       52,500
  Fidelity Bancorp, Inc. Delaware  ...       700       10,850
  Fidelity Federal Bancorp  ..........     1,000       14,750
  Fidelity Financial Bankshares Corp.        210        2,940
  Fidelity National Financial, Inc.  .     6,950      109,463
 *Fieldcrest Cannon, Inc.  ...........     1,000       20,125
 *Fifty-Off Stores, Inc.  ............     5,600        6,475
 *Figgie International, Inc. Class A       6,800       79,900
 *Figgie International, Inc. Class B       3,500       38,500
 *Filenes Basement Corp.  ............    12,200       43,081
 *Filenet Corp.  .....................     3,200      136,000
 *Financial Benefit Group, Inc.
   Class A ...........................     4,200       19,294
 *Financial Federal Corp.  ...........     2,700       58,050
  Financial Trust Corp.  .............     3,200       97,600
 *Financing for Science
   International,  Inc................     1,100        5,019
 *Finish Line, Inc. Class A  .........     2,700       23,625
  First Albany Companies, Inc.  ......     1,795       16,379
*#First Alert, Inc.  .................     9,600      100,800
  First American Financial Corp.  ....     5,000      114,375
  First Bancorp  .....................       200        5,450
 *First Cash, Inc.  ..................     1,500        5,813
  First Central Financial Corp.  .....     9,300       63,356
  First Citizens Bancshares, Inc. NC       3,400      180,625
 *First Citizens Financial Corp.  ....     1,155       22,523
  First Commercial Corp.  ............     8,557      275,428

                                       28

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                          Shares        Value+
                                          ------        ------
  First Commonwealth Financial Corp...     5,000     $ 85,625
 *First Defiance Financial Corp.......     2,159       22,130
  First Essex Bancorp.................     2,300       26,881
  First Federal Capital Corp..........     1,100       19,938
  First Federal Savings & Loan
   Association of East Hartford, CT ..     1,500       29,063
  First Federal Savings Bank of
  Colorado (Lakewood) ................     1,800       65,475
  First Financial Bancorp  ...........       200        6,825
  First Financial Bankshares, Inc.....       200        6,275
  First Financial Corp. WI  ..........    16,100      366,275
  First Financial Holdings, Inc.......     3,000       58,500
  First Franklin Corp.................       200        3,300
 *First Georgia Holdings, Inc.  ......       200        1,775
  First Harrisburg Bancor, Inc........       220        3,039
  First Home Savings Bank FSB
   Pennsville, NJ ....................       200        3,700
  First Indiana Corp..................     5,366      141,528
  First Liberty Financial Corp........     1,200       26,250
 *First Merchants Acceptance Corp.....     2,000       40,250
  First Merchants Corp................       300        7,913
  First Michigan Bank Corp............     7,425      209,756
  First Midwest Bancorp, Inc..........     5,500      160,875
  First Mississippi Corp..............    13,600      346,800
  First Mutual Savings Bank...........       220        2,833
  First National Bancorp GA ..........     4,700      141,588
  First Northern Savings Bank S.A.
   Green Bay, WI .....................     1,100       17,050
  First Oak Brook Bancshares, Inc.
   Class A ...........................       700       14,656
 *First Pacific Networks, Inc.........     9,700       15,005
  First Palm Beach Bancorp, Inc.......     1,100       25,300
 *First Republic Bancorp, Inc.........     4,682       52,673
 *First Savings Bancorp, Inc. North
   Carolina ..........................       700       13,475
  First Source Corp...................     3,637       85,924
  First State Financial Services,
   Inc................................     1,000       13,688
*#First Team Sports, Inc..............     1,650       25,781
  First United Bancorp................     2,700       22,233
  First Western Bancorp, Inc..........     1,950       53,381
 *FirstFed Financial Corp. DE ........     6,400       98,400
  FirstFederal Financial Services
   Corp...............................     1,220       29,738
  Firstbank of Illinois Co............     2,100       63,525
  Firstfed Bancshares, Inc............     1,000       22,500
*#Firstmiss Gold, Inc.................    15,135      296,078
 *Fischer Imaging Corp................     2,200       23,925
  Fisher Scientific International,
   Inc................................     8,000      261,000
  Flag Financial Corp.................       200        3,000
 *Flagstar Companies, Inc.............    21,900       87,600
  Flamemaster Corp....................       200          638
  Flexsteel Industries, Inc...........     6,200       70,913
  Florida First Bancorp, Inc..........       200        1,538
  Florida Public Utilities Co.........       500        9,438
  Florida Rock Industries, Inc........     4,300      113,950
 *Flow International Corp.............    14,400      123,300
  Fluke Corp..........................     4,800      164,400
 *Fluoroscan Imaging Systems, Inc.....       700        5,294
 *Foamex International, Inc...........     5,300       37,431
 *Foilmark, Inc.......................     1,600       10,400
 *Foodarama Supermarkets, Inc.........     1,500       16,500
 *Foodbrands America, Inc.............     3,300       37,744
 *Foodmaker, Inc......................    28,000      147,000
  Foothill Independent Bancorp........     1,155        9,529

                                       29

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                          Shares        Value+
                                          ------        ------
  Foremost Corp. of America ..........     4,800     $234,000
  Forest City Enterprises, Inc.
   Class A ...........................     2,300       77,338
  Forest City Enterprises, Inc.
   Class B ...........................     1,700       56,950
*#Forest Oil Corp.....................    17,700       47,016
 *Forschner Group, Inc................     4,800       58,200
  Fort Wayne National Corp............     5,100      160,650
 *Fortune Petroleum Corp..............     3,700       17,113
 *Fossil, Inc.........................     2,600       24,213
  Foster (L.B.) Co. Class A ..........    20,900       94,050
 *Fountain Oil, Inc...................     4,200       16,275
 *Fountain Powerboat Industries, Inc.        600        3,225
 *Fourth Shift Corp...................     1,900        6,413
 *Foxmeyer Health Corp................    13,584      353,184
 *Framingham Savings Bank MA .........     5,500       23,375
  Franklin Bank National Association
   Southfield, MI ....................     1,200       14,175
  Franklin Electric Co., Inc..........     3,300      103,125
 *Franklin Electric Publishers, Inc.       4,700      192,700
 *Franklin Quest Co...................     8,700      164,213
  Frederick's of Hollywood, Inc.
   Class A ...........................     3,966       18,343
  Frederick's of Hollywood, Inc.
   Class B ...........................     7,933       35,699
  Freds, Inc. Class A ................     2,100       16,013
 #Fremont General Corp................    12,595      434,528
 *Fresenius USA, Inc..................     9,200      158,700
 *Fresh America Corp..................       700        5,731
 *Fresh Choice, Inc...................     1,100        7,631
 *Fretter, Inc........................     4,284        1,205
  Friedman Industries, Inc............    12,379       46,421
 *Friedmans, Inc. Class A ............     1,300       30,063
  Frisch's Restaurants, Inc...........    27,746      254,918
  Frontier Adjusters of America, Inc.      1,000        2,875
  Frontier Insurance Group, Inc.......     5,835      194,014
  Frozen Food Express Industries,
   Inc................................     7,207       65,313
 *Fruehauf Trailer Corp...............     8,000       13,000
  Fuller (H.B.) Co....................     2,800       90,650
  Fulton Financial Corp...............     9,060      197,055
*#Funco, Inc..........................     2,300        9,200
 *Fuqua Enterprises, Inc..............     3,600       74,700
  Furon Co............................     3,900       69,713
 *Fusion Systems Corp.................     1,500       46,500
 *Future Healthcare, Inc..............     3,400        5,311
  G & K Services, Inc. Class A .......    13,000      299,000
 *G-III Apparel Group, Ltd............     3,685        8,867
  GBC Bancorp.........................     1,000       17,250
 *GBC Technologies, Inc...............     3,000       25,313
 *GC Companies, Inc...................     1,600       53,600
 *GMIS, Inc...........................     2,300       29,900
 *GNI Group, Inc......................     2,400       16,200
 *GRC International, Inc..............     9,100      275,275
 *GTI Corp............................     5,600       84,700
 *GTS Duratek, Inc....................     1,700       23,800
 *GZA Geoenvironmental
   Technologies, Inc..................     1,700        5,525
  Gainsco, Inc........................    10,052      103,033
 *Galey & Lord, Inc...................     6,000       62,250
 *Galileo Electro-Optics Corp.........     3,900       40,950
  Gallagher (Arthur J.) & Co..........     7,800      255,450
 *Galoob (Lewis) Toys, Inc. DE .......     9,600      109,200
  Gamma Biologicals, Inc..............     5,500       24,063
 *Gander Mountain, Inc................     4,300       26,069

                                      30

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                          Shares        Value+
                                          ------        ------
 *Gantos, Inc.........................     1,650     $  3,661
  Garan, Inc..........................     7,400      127,650
 *Gardner Denver Machinery, Inc.......     1,000       16,500
 *Garnet Resources Corp...............     4,500        5,906
 *Gasonics International, Inc.........     5,250       94,500
 *Gaylord Container Corp. Class A ....     6,000       55,500
*#Geerling & Wade, Inc................       700        4,594
 *Gehl Co.............................     2,500       17,969
 *Gelman Sciences, Inc................    11,475      268,228
  Gencorp, Inc........................    16,000      188,000
 *Genelabs Technologies, Inc..........     9,800       37,363
 *Genemedicine, Inc...................     4,800       31,650
  General Binding Corp................     7,200      160,200
 *General Datacomm Industries, Inc....     7,700      152,075
 *General Host Corp...................    10,069       47,828
  General Housewares Corp.............     3,100       31,000
  General Magnaplate Corp.............       200        1,125
  General Parametrics Corp............     5,121       15,523
  General Physics Corp................     3,200       10,800
 *Genesco, Inc........................    11,035       46,899
  Genesee Corp. Class B ..............       200        9,050
*#Genesis Health Ventures, Inc........     7,200      234,900
 *Geneva Steel Co. Class A ...........     2,600       18,850
 *Genicom Corp........................     4,300       20,425
 *Genlyte Group, Inc..................     8,900       58,406
 *Genome Therapeutics Corp............     6,300       52,763
  Genovese Drug Stores, Inc.
   Class A ...........................     1,210       14,520
  Genrad, Inc.........................    12,000      106,500
 *Gensia, Inc.........................    12,900       57,244
 *Genta, Inc..........................     4,500        8,719
 *Gentex Corp.........................    24,300      528,525
 *Genus, Inc..........................     5,600       46,550
 *Genzyme Transgenics Corp............     1,320        5,528
  Geodynamics Corp....................     4,100       45,613
  George Mason Bankshares, Inc........     1,000       25,250
 *Georgia-Bonded Fibres, Inc..........       200          638
 *Geotek Communications, Inc..........    25,000      176,563
 *Geoworks............................     2,300       40,538
  Gerber Scientific, Inc..............    14,200      241,400
 *Geriatric & Medical Companies,
   Inc................................     4,400       11,138
*#Gerrity Oil and Gas Corp............     7,200       30,600
  Getty Petroleum Corp................     5,100       75,863
 *Giant Cement Holding, Inc...........     2,000       21,125
 *Giant Group, Ltd....................     5,300       33,788
  Giant Industries, Inc...............     7,900       84,925
 *Gibraltar Packaging Group, Inc......     1,000        3,688
 *Gibraltar Steel Corp................     2,000       24,625
  Gibson Greetings, Inc...............     9,700      144,288
  Giddings & Lewis, Inc...............    17,100      268,256
 *Giga-Tronics, Inc...................     1,600       13,400
  Gilbert Associates, Inc. Class A ...     1,300       19,338
*#Gilead Sciences, Inc................    10,000      260,000
 *Gish Biomedical, Inc................     1,900       15,794
  Glacier Bancorp, Inc................     1,220       24,858
 *Glacier Water Services, Inc.........       300        5,888
  Gleason Corp........................     3,600      120,150
 *Global Industrial Technologies,
   Inc................................    11,700      207,675
 *Global Natural Resources, Inc.......    19,000      185,250
 *Global Village Communication, Inc...     3,200       73,200
*#Globalink, Inc......................     3,000       24,000
 *Go Video, Inc.......................     3,100        5,231
  Golden Enterprises, Inc.............     5,000       40,625
  Golden Poultry Co., Inc.............     2,783       24,177

                                      31

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                          Shares        Value+
                                          ------        ------
 *Golden Star Resources, Ltd..........    10,000     $ 51,875
 *Goldwyn (Samuel) Co.................     3,300       13,200
 *Golf Enterprises, Inc...............     3,000       25,125
 *Good Guys, Inc......................     6,800       69,700
  GoodMark Foods, Inc.................     7,800      144,300
 *Goodrich Petroleum Corp.............     8,400        7,875
  Goodys Family Clothing, Inc.........     9,700      107,913
  Gorman-Rupp Co......................    11,575      173,625
 *Gottschalks, Inc....................     5,800       38,425
  Goulds Pumps, Inc...................     9,600      228,600
 *Government Technology Services,
   Inc................................     4,000       16,000
  Graco, Inc..........................     6,800      243,950
 *Gradco Systems, Inc.................     4,700       11,750
 *Graff Pay-per-View, Inc.............     6,500       30,875
 *Graham-Field Health Products, Inc.       6,500       21,938
 *Grancare, Inc.......................    13,605      207,476
  Granite Construction, Inc...........     6,400      177,200
  Granite State Bankshares, Inc.......       800       13,200
 *Grant Geophysical, Inc..............     3,100        7,847
  Graphic Industries, Inc.............     2,900       30,813
 *Great Country Bank of Ansonia, CT ..     1,000        5,375
  Great Southern Bancorp, Inc.........       200        4,675
 *Greater New York Savings Bank NY ...     6,500       77,594
  Green (A.P.) Industries, Inc........     5,550      107,531
  Green Mountain Power Corp...........    19,300      533,163
  Greenbrier Companies, Inc...........     8,000       87,000
  Greenfield Industries, Inc. DE .....     3,000       92,625
 *Greenman Brothers, Inc..............     7,900       96,775
 *Greenwich Air Services, Inc.........       200        3,650
  Greiner Engineering, Inc............     4,900       44,100
  Grey Advertising, Inc...............       200       38,800
 *Greyhound Lines, Inc................    12,700       53,181
 *Griffon Corp........................    51,500      437,750
 *Grist Mill & Co.....................     5,900       53,469
 *Grossmans, Inc......................     9,900       12,066
 *Ground Round Restaurants, Inc.......     5,500       15,297
 *Groundwater Technology, Inc.........     2,400       33,900
 *Group 1 Software, Inc...............     3,000       35,250
 *Group Technologies Corp.............     3,000       12,000
  Grovebank for Savings...............       200        4,725
 *Grow Biz International, Inc.........       200        1,813
 *Gryphon Holdings, Inc...............       100        1,713
  Guaranty National Corp..............     5,500       79,750
  Guardsman Products, Inc.............    12,000      156,000
 *Guest Supply, Inc...................     6,000      129,000
  Guilford Mills, Inc.................     6,700      154,100
 *Gulfmark International, Inc.........     1,700       39,100
 *Gulfsouth Medical Supply, Inc.......     2,700       64,800
 *Gull Laboratories, Inc..............     3,000       15,000
 *Gundle/SLT Environmental, Inc.......     7,200       43,200
 *Gupta Corp..........................     2,400       15,900
 *HCC Insurance Holdings, Inc.........     4,500      150,188
 *HD Vest, Inc........................     2,200        5,638
 *HEI, Inc............................     1,500        8,625
  HF Financial Corp...................       200        6,200
 *HMG Worldwide Corp..................     2,500        5,625
  HMI Industries, Inc.................     5,400       66,150
 *HMN Financial, Inc..................     1,200       18,600
 *HPSC, Inc...........................     2,600       13,325
 *HS Resources, Inc...................     5,000       66,875
  HUBCO, Inc..........................     4,530       89,751
 *Ha-Lo Industries, Inc...............     1,700       33,788
  Hach Co.............................     2,125       33,336

                                       32

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                          Shares        Value+
                                          ------        ------
 *Hadco Corp..........................     6,100     $186,050
 *Haemonetics Corp....................    19,700      349,675
  Haggar Corp.........................     1,700       29,963
 *Hahn Automotive Warehouse, Inc......     2,000       12,250
  Hallwood Energy Corp................       200        3,100
 *Hallwood Group, Inc.................       950        9,263
 *Halsey Drug Co., Inc................     5,604       20,315
 *Hamburger Hamlet Restaurants, Inc...     2,300        1,725
 *Hampshire Group, Ltd................     1,400       17,675
 *Hampton Industries, Inc.............     2,846       14,230
  Hancock Fabrics, Inc................    12,900      124,163
  Hancock Holding Co..................     3,200      116,800
 *Handex Environmental Recovery,
   Inc................................     3,100       15,500
  Handleman Co........................    15,200       95,000
  Handy & Harman......................     9,100      141,050
 *Hanger Orthopedic Group, Inc........     4,100       11,275
 *Hanover Direct, Inc.................    55,600       90,350
*#Happiness Express, Inc..............     3,000       13,500
 *Harcor Energy, Inc..................     2,900        7,069
 *Harding Lawson Associates Group,
   Inc................................     5,000       35,000
 *Harken Energy Corp..................    11,700       19,013
  Harleysville Group, Inc.............     9,000      259,875
  Harleysville National Corp PA ......       200        5,425
 *Harlyn Products, Inc................     2,900        5,075
  Harman International Industries,
   Inc................................     3,465      152,027
  Harmon Industries, Inc..............     5,100       85,425
 *Harolds Stores, Inc.................     1,996       23,703
  Harper Group, Inc...................     5,100       87,019
 *Harris & Harris Group, Inc..........     4,800       25,500
 *Harry's Farmers Market, Inc.
   Class A ...........................     1,600        6,500
 *Hartmarx Corp.......................    14,700       66,150
 *Harvard Industries, Inc.............     1,300       34,694
*#Harvey Entertainment Co.............     2,000       16,250
  Harvey's Casino Resorts  ...........     3,700       55,500
  Hastings Manufacturing Co...........       350        7,241
  Hathaway Corp.......................     2,700        6,413
 *Hauser Chemical Research, Inc.......     4,200       19,950
  Haven Bancorp, Inc..................       900       22,331
  Haverfield Corp.....................       220        3,108
  Haverty Furniture Co., Inc..........     5,300       76,188
  Haverty Furniture Co., Inc. Class A.       200        2,900
  Hawkeye Bancorp.....................     8,000      209,500
  Hawkins Chemical, Inc...............     3,188       25,504
 *Hawthorne Financial Corp............       700        3,369
  Hayes Wheels International, Inc.....     8,800      235,400
  Health Images, Inc..................     3,100       24,025
 *Health Management Systems, Inc......     4,200      150,150
 *Health Management, Inc..............     5,200       69,875
 *Health O Meter Products, Inc........     3,600       14,850
 *Health Professionals, Inc...........    12,500        2,734
 *Health Risk Management, Inc.........     1,600       12,600
 *Health-Chem Corp....................    15,400       24,063
 *Healthcare Imaging Services, Inc....     1,200          975
 *Healthcare Services Group, Inc......     9,200       79,350
 *Healthdyne Information Enterprises,
   Inc................................    10,100       14,514
 *Healthdyne Technologies, Inc........     9,572      102,899
 *Healthdyne, Inc.....................    10,100       79,538
 *Healthwise America, Inc.............     1,100       33,963
 *Heart Technology, Inc...............     7,000      192,063

                                       33

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                          Shares       Value+
                                          ------       ------
 *Heartland Express, Inc..............     6,875     $206,250
  Hechinger Co. Class A ..............    14,900       67,050
  Hechinger Co. Class B ..............     5,800       27,550
 *Hecla Mining Co.....................    24,000      174,000
 *Hector Communications Corp..........     1,200        8,775
 *Heftel Broadcasting Corp. Class A ..     1,100       17,050
  Heico Corp..........................     1,210       22,234
 *Hein-Werner Corp....................     2,914       13,295
 *Heist (C.H.) Corp...................     2,100       14,963
  Helene Curtis Industries, Inc.......     3,000       86,625
 *Helian Health Group, Inc............     2,200       11,825
  Helix Technology Corp...............    14,800      497,650
  Henry Jack & Associates, Inc........     2,300       55,056
  Herbalife International, Inc........    15,000      112,500
  Heritage Financial Services, Inc....     1,000       19,125
 *Heritage Media Corp. Class A .......     7,100      185,488
 *Hexcel Corp.........................     5,000       47,500
 *Hi-Lo Automotive, Inc...............     8,700       48,938
 *Hi-Shear Industries, Inc............     5,500       38,500
*#Hi-Shear Technology Corp............     1,300       11,538
 *Hi-Tech Pharmacal, Inc..............     3,500       28,219
  Hibernia Savings Bank ..............       200        3,525
 *High Plains Corp....................     8,880       46,620
  Hilb Rogal Hamilton Co..............     6,500       91,000
 *Hilite Industries, Inc..............     1,000       11,000
 *Hinsdale Financial Corp.............     1,250       27,188
 *Hirsch International Corp. Class A         875       12,250
 *Hitox Corp..........................     2,500        7,813
  Hoenig Group, Inc...................     3,900       15,356
 *Hogan Systems, Inc..................    12,000      108,750
 *Holiday RV Superstores, Inc.........     3,000        8,531
  Hollinger International, Inc.
   Class A ...........................     1,700       19,975
 #Holly Corp..........................     2,100       46,200
 *Hollywood Casino Corp. Class A .....    15,000       80,625
 *Hologic, Inc........................     1,600       66,800
 *Holopak Technologies, Inc...........     3,500       20,125
 *Holophane Corp......................     1,500       45,188
 *Holson Burnes Group, Inc............     2,400        9,000
  Home Beneficial Corp. Class B ......     5,200      127,400
  Home Federal Bancorp................       200        5,075
  Home Financial Corp.................     5,000       74,375
  Home Port Bancorp, Inc..............       900       10,575
 *Home State Holdings, Inc............     5,000       41,875
*#Home Theater Products
   International, Inc.................     4,000        2,250
 *Homecorp, Inc.......................       200        3,350
 *Homeowners Group, Inc...............     1,700        2,603
 *Hometown Bancorp., Inc..............       200        2,725
 *Hometown Buffet, Inc................     2,300       24,725
*#Hondo Oil and Gas Co................     5,300       83,475
  Hooper Holmes, Inc..................     3,400       27,200
  Horizon Bancorp, Inc................       200        7,550
  Horizon Financial Corp..............     3,938       52,671
 *Hornbeck Offshore Services, Inc.....     5,800      104,763
 *Horsehead Resource Development
   Co., Inc...........................    16,500       88,430
 *Hospital Staffing Services, Inc.....     1,200        2,100
 *Hosposable Products, Inc............       200        1,550
 *Hovnanian Enterprises, Inc.
   Class A ...........................     6,050       40,838
 *Hovnanian Enterprises, Inc.
   Class B ...........................     1,150        7,763
  Howell Corp.........................     4,700       59,338
  Howell Industries, Inc..............     1,600       38,800
*#Howtek, Inc.........................     3,600       31,050

                                       34


THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
  Hudson Foods, Inc. Class A  ..........     6,100      $ 97,600
  Hudson General Corp.  ................     1,700        53,763
  Huffy Corp.  .........................     6,700        71,188
  Hughes Supply, Inc.  .................     5,100       133,875
 *Hugoton Energy Corp.  ................     3,100        26,350
 *Human Genome Sciences, Inc.  .........     4,200       113,400
  Hunt Manufacturing Co.  ..............     7,600       114,000
  Huntco, Inc. Class A  ................     1,500        26,438
 *Hurco Companies, Inc.  ...............     3,300        18,975
 *Hutchinson Technology, Inc.  .........     2,400       117,600
 *Hycor Biomedical, Inc.  ..............     5,600        25,200
 *Hyde Athletic Industries, Inc.
   Class A .............................     1,100         4,469
 *Hyde Athletic Industries, Inc.
   Class B .............................     1,500         5,813
  Hydron Technologies, Inc.  ...........     9,800        20,213
 *Hyperion Software Corp.  .............     2,000        89,250
*#I-Stat Corp.  ........................     4,400       152,350
 *ICF Kaiser International, Inc.  ......     7,100        23,963
  ICN Pharmaceuticals, Inc.  ...........    14,511       293,848
 *ICO, Inc.  ...........................     3,500        18,594
 *ICOS Corp.  ..........................    12,800        88,000
 *ICU Medical, Inc.  ...................     3,500        41,344
 *IDEC Pharmaceuticals Corp.  ..........     4,900        67,375
*#IDM Environmental Corp.  .............     1,200         5,025
 *IEC Electronics Corp.  ...............     1,500        13,781
 *IFR Systems, Inc.  ...................     3,700        35,150
 *IGEN, Inc.  ..........................     2,900        17,400
 *IGI, Inc.  ...........................     8,700        91,350
 *IHOP Corp.  ..........................     4,100       106,088
 *II-VI, Inc.  .........................     1,000        12,313
 *ILC Technology, Inc.  ................     2,900        30,269
  IMCO Recycling, Inc.  ................     7,700       174,213
 *IMP, Inc.  ...........................    10,500        89,906
 *IPC Information Systems, Inc.  .......       300         4,463
 *IPL Systems, Inc. Class A  ...........     1,800         5,625
 *IQ Software Corp.  ...................     1,700        22,525
 *ITI Technologies, Inc.  ..............     3,600        89,550
 *IVI Publishing, Inc.  ................     5,000        70,313
  IWC Resources Corp.  .................     2,900        56,913
 *Ibah, Inc.  ..........................     7,100        31,063
 *Identix, Inc.  .......................    13,400       135,675
  Ideon Group, Inc.  ...................     6,900        56,063
 *Ikos Systems, Inc.  ..................     1,500        17,719
 *Illinois Superconductor Corp.  .......       700        12,250
 *Image Entertainment, Inc.  ...........     6,200        41,075
 *Image Industries, Inc.  ..............     4,000        45,000
*#Imatron, Inc.  .......................    11,000        23,031
 *Imclone Systems, Inc.  ...............     2,800        15,225
 *Imclone Systems, Inc. (Private
   Placement) ..........................     7,000        34,256
 *Immucor, Inc.  .......................     3,900        41,438
 *Immulogic Pharmaceutical Corp.  ......     7,800        97,013
*#Immune Response Corp. DE  ............     6,700        26,381
 *Immunogen, Inc.  .....................     5,700         8,728
 *Immunomedics, Inc.  ..................    13,700        68,500
 *Imo Industries, Inc.  ................     7,700        54,863
 *Impact Systems, Inc.  ................     4,100         9,097

                                      35

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
 *Imperial Bancorp  ....................     5,475      $125,925
 *Imperial Credit Industries, Inc.  ....     5,795        97,428
  Imperial Holly Corp.  ................     5,100        33,150
*#In Focus Systems, Inc.  ..............     8,000       270,000
 *In Home Health, Inc.  ................     6,400        16,000
 *Inacom Corp.  ........................     3,700        49,488
 *Inbrand Corp.  .......................     4,000        71,000
 *Incontrol, Inc.  .....................     2,400        29,100
 *Incstar Corp.  .......................     6,500        26,000
 *Incyte Pharmaceuticals, Inc.  ........     4,000        71,000
 *Indenet, Inc.  .......................     1,100         4,211
  Independence Holding Co.  ............     2,500         9,688
  Independent Bank Corp. MA  ...........     5,800        40,600
  Independent Bank East  ...............     1,050        28,744
  Independent Insurance Group, Inc.  ...     3,400        91,375
  Indiana Energy, Inc.  ................    11,300       268,375
  Indiana Federal Corp.  ...............     1,500        29,063
  Industrial Acoustics Co., Inc.  ......       200         2,125
 *Industrial Holdings, Inc.  ...........       200           750
 *Industrial Scientific Corp.  .........       700        14,525
 *Industrial Training Corp.  ...........     1,000        10,188
 *Information International, Inc.  .....     1,100        11,138
 *Information Resources, Inc.  .........    10,000       120,625
 *Infrasonics, Inc.  ...................     7,100        44,375
  Ingles Market, Inc. Class A  .........       900         9,731
 *Inmac Corp.  .........................     5,000        48,438
 *Innerdyne, Inc.  .....................     8,200        19,988
 *Innodata Corp.  ......................       900         4,163
 *Innoserv Technologies, Inc.  .........       200           500
 *Innovative Gaming Corp of America  ...     1,000         9,063
  Innovex, Inc.  .......................    10,800       180,225
 *Inphynet Medical Management, Inc.  ...     5,000        90,000
 *Insignia Financial Group, Inc.
   Class A .............................       500        14,938
 *Insilco Corp.  .......................     1,800        58,838
 *Insite Vision, Inc.  .................     5,700        13,003
  Insituform East, Inc.  ...............     1,700         7,225
 *Insituform Technologies, Inc.
   Class A .............................     9,110       105,334
 *Inso Corp.  ..........................       400        16,100
  Insteel Industries, Inc.  ............     3,770        24,976
  Instron Corp.  .......................    11,200       141,400
 *Insurance Auto Auctions, Inc.  .......     4,300        46,225
  Integon Corp.  .......................     6,300       107,100
 *Integrated Circuit Systems, Inc.  ....     5,600        78,750
 *Integrated Health Services, Inc.  ....     6,200       137,175
 *Integrated Systems, Inc.  ............     6,000       228,750
 *Integrated Waste Services, Inc.  .....     2,400         3,825
 *Intellicall, Inc.  ...................     5,700        19,950
  Intelligent Electronics, Inc.  .......    15,528       100,932
  Inter-Regional Financial Group, Inc.       2,400        94,500
 *Inter-Tel, Inc.  .....................     4,400        73,150
  Intercargo Corp.  ....................     3,100        28,675
 *Intercel, Inc.  ......................       900        14,288
  Interchange Financial Services  Corp.
  Saddle Brook .........................       400         8,200
 *Interco, Inc.  .......................    18,100       151,588
  Intercontinental Bank  ...............     1,000        29,813
*#Interdigital Communications Corp.  ...    18,900       160,650
  Interface Systems, Inc.  .............     3,400        22,100
  Interface, Inc. Class A  .............    13,000       212,063
 *Interferon Sciences, Inc.  ...........     8,900        18,495

                                      36

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
 *Interferon Sciences, Inc. (Private
   Placement) ..........................     7,000      $ 13,092
 *Interfilm, Inc.  .....................     2,500           938
 *Intergraph Corp.  ....................    20,000       345,000
 *Intergrated Process Equipment  Corp.       5,000       152,813
 *Interim Services, Inc.  ..............     2,300        73,888
 *Interlake Corp.  .....................    17,000        31,875
 *Interleaf, Inc.  .....................     9,000       105,750
 *Interlinq Software Corp.  ............     3,200        10,000
*#Intermagnetics General Corp.  ........    10,693       240,593
 *Intermedia Communications of
   Florida, Inc. .......................     5,600        76,300
 *Intermet Corp.  ......................    14,800       178,525
  International Aluminum Corp.  ........       900        25,763
 *International Dairy Queen, Inc.
   Class A .............................     7,100       160,638
 *International Imaging Materials, Inc.      1,800        45,675
 *International Jensen, Inc.  ..........     2,300        16,100
 *International Lottery & Totalizer
   Systems, Inc. .......................     6,900        11,105
  International Multifoods Corp.  ......     9,000       210,375
 *International Remote Imaging
   Systems, Inc. .......................     2,800        20,475
 *International Research & Development
  Corp. ................................     4,600           575
  International Shipholding Corp.  .....     3,375        64,969
 *International Technology Corp.  ......    15,300        40,163
 *International Thoroughbred
   Breeders, Inc. ......................     3,300        12,788
 *Interneuron Pharmaceuticals, Inc.  ...     2,500        44,844
 *Interneuron Pharmaceuticals, Inc.
   (Private Placement) .................    16,931       273,330
 *Interphase Corp.  ....................     2,200        31,075
 *Interpoint Corp. WA  .................     3,000        35,250
 *Interpool, Inc.  .....................     5,000        84,375
 *Interpore International  .............     1,000         4,750
 *Intersolv, Inc.  .....................     5,700        62,344
  Interstate Johnson Lane, Inc.  .......     1,300        13,163
  Interstate Power Co.  ................     2,400        74,700
*#Intertan, Inc.  ......................     2,800        23,450
 *Intervisual Books, Inc. Class A  .....     1,000         2,688
 *Intervoice, Inc.  ....................     9,300       205,181
  Interwest Bancorp, Inc.  .............     1,300        24,375
  Invacare Corp.  ......................     4,000       106,000
 *Investment Technology Group, Inc.  ...     7,400        66,600
 *Investors Financial Services Corp.  ..       503         9,871
 *Investors Financial Services Corp.
   Class A .............................        96         1,884
  Investors Title Co.  .................       800         8,500
*#Iomega Corp.  ........................    16,000       682,000
 *Ionics, Inc.  ........................     8,600       371,950
  Iroquois Bancorp  ....................       400         5,450
  Irwin Financial Corp.  ...............     1,000        39,125
  Isco, Inc.  ..........................    43,935       453,080
 *Isis Pharmaceuticals, Inc.  ..........    11,900       137,594
*#Isolyser Co., Inc.  ..................     4,800        77,400
 *Isomedix, Inc.  ......................     4,900        69,825
 *Itron, Inc.  .........................     4,900       136,588
 *Iwerks Entertainment, Inc.  ..........     4,024        24,144
 *J & J Snack Foods Corp.  .............     4,600        55,775
  JLG Industries, Inc.  ................    10,400       292,500
 *JP Foodservice, Inc.  ................     3,100        48,631
 *JPE, Inc.  ...........................       800         8,400
  JSB Financial, Inc.  .................     5,400       173,475
 *Jabil Circuit, Inc.  .................     5,000       102,813
  Jackpot Enterprises, Inc.  ...........     4,654        63,411

                                      37

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
  Jaclyn, Inc.  ........................     1,700      $  7,119
 *Jaco Electronics, Inc.  ..............     1,173        14,149
 *Jacobs Engineering Group, Inc.  ......    10,000       241,250
  Jacobson Stores, Inc.  ...............     2,900        26,100
 *Jacor Communications, Inc.  ..........    10,100       171,700
 *Jan Bell Marketing, Inc.  ............    18,800        49,350
 *Jason, Inc.  .........................     7,187        52,106
 *Jean Philippe Fragrances, Inc.  ......     2,250        19,828
  Jeffbanks, Inc.  .....................       500        11,438
  Jefferson Bankshares, Inc.  ..........     5,800       134,850
 *Jefferson Savings Bancorp, Inc.  .....     3,000        78,750
 *Jennifer Convertibles, Inc.  .........     1,300         3,088
  John Alden Financial Corp.  ..........    10,000       206,250
 *Johnson Worldwide Associates, Inc.
   Class A .............................     1,200        27,150
  Johnston Industries, Inc.  ...........    10,800        87,750
 *Johnstown American Industries,  Inc.       5,200        27,625
 *Jones Intercable, Inc.  ..............     1,000        12,750
 *Jones Intercable, Inc. Class A  ......    15,200       197,600
  Jones Medical Industries, Inc.  ......     8,000       166,000
 *Joseph A. Bank Clothiers, Inc.  ......     1,400         3,063
  Juno Lighting, Inc.  .................     7,400       117,475
 *Just Toys, Inc.  .....................     2,100         3,019
 *Just for Feet, Inc.  .................     3,100       105,594
  Justin Industries, Inc.  .............    13,600       147,900
  K Swiss, Inc. Class A  ...............     2,200        25,850
 *K-Tron International, Inc.  ..........     6,200        40,300
 *K-V Pharmaceutical Co. Class A  ......     1,800        15,750
 *K-V Pharmaceutical Co. Class B  ......     1,900        16,863
  KCS Energy, Inc.  ....................     3,200        44,000
 *KLLM Transport Services, Inc.  .......     2,766        29,907
  Kahler Realty Corp.  .................     1,700        21,569
 *Kaiser Ventures, Inc.  ...............     9,700       109,125
  Kaman Corp. Class A  .................     9,400       106,925
 *Kaneb Services, Inc.  ................     9,800        18,375
 *Kasler Holding Co.  ..................    17,700       101,775
  Katy Industries, Inc.  ...............     3,600        35,550
  Kaufman (H.W.) Financial Group,  Inc.      2,420        19,360
  Kaydon Corp.  ........................     6,900       205,275
 *Kaye Group, Inc.  ....................     3,000        22,875
 *Keane, Inc.  .........................     5,500       151,938
 *Kelley Oil & Gas Corp.  ..............    10,600        12,588
  Kellwood Co.  ........................     8,500       164,688
*#Kenetech Corp.  ......................    20,000        63,750
 *Kent Electronics Corp.  ..............     7,950       431,288
 *Kentucky Electric Steel, Inc.  .......     2,000        18,500
 *Kentucky Medical Insurance Co.
   Class A .............................       800         9,650
 *Kenwin Shops, Inc.  ..................       400           963
 *Kerr Group, Inc.  ....................     6,300        55,913
 *Kevlin Corp.  ........................       200           856
 *Kewaunee Scientific Corp.  ...........     1,500         4,781
 *Key Energy Group, Inc.  ..............     1,000         5,500
 *Key Production Co., Inc.  ............     3,700        19,888
 *Key Technology, Inc.  ................     3,000        43,500
 *Key Tronic Corp.  ....................    13,000       142,188
 *Keystone Consolidated Industries,
   Inc. ................................     5,600        71,400
  Keystone Heritage Group, Inc.  .......     1,600        50,600
  Kimball International, Inc. Class B  .       500        13,031

                                      38

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
 *Kimmins Environmental Service  Corp.       8,100      $ 20,250
 *Kinark Corp.  ........................       600         1,688
 *Kinder-Care Learning Centers, Inc.  ..    15,000       184,688
  Kinetic Concepts, Inc.  ..............    27,000       303,750
 *Kinnard Investment, Inc.  ............     2,500         9,375
 *Kirby Corp.  .........................     1,500        26,813
 *Kit Manufacturing Co.  ...............     2,700        30,375
 *Kleinert's, Inc.  ....................     2,000        32,500
  Knape & Vogt Manufacturing Co.  ......       700        12,688
 *Knogo North America, Inc.  ...........     5,400        35,100
 *Knowledgeware, Inc. (Escrow)  ........     6,600             0
 *Koala Corp.  .........................       200         2,150
  Kollmorgen Corp.  ....................     3,900        37,538
 *Kopin Corp.  .........................     3,700        62,438
 *Koss Corp.  ..........................     1,000         7,125
 *Kronos, Inc.  ........................     1,400        61,775
 *Krug International Corp.  ............       848         2,650
 *Krystal Co.  .........................     4,900        34,300
  Kuhlman Corp.  .......................    11,699       134,539
  Kulicke & Soffa Industries, Inc.  ....     5,400       152,550
  Kysor Industrial Corp.  ..............     1,700        39,100
*#L.A. Gear, Inc.  .....................     9,200        14,950
 *LAT Sportswear, Inc.  ................       200           525
  LCS Industries, Inc.  ................     1,760        27,940
 *LDI Corp.  ...........................     3,100         9,688
  LSB Bancshares, Inc. NC  .............       900        17,888
  LSB Industries, Inc.  ................     9,100        35,263
  LSI Industries, Inc.  ................    10,867       162,326
 *LTX Corp.  ...........................    13,500       167,906
 *LXE, Inc.  ...........................     2,400        18,900
 *La Jolla Pharmceutical Co.  ..........     4,800        19,500
  La-Z-Boy Chair Co.  ..................     1,900        60,563
 *LaBarge, Inc.  .......................    11,600        40,600
  LaCrosse Footwear, Inc.  .............     3,000        31,125
  Labone, Inc.  ........................     3,300        44,550
  Laclede Gas Co.  .....................     7,000       147,875
 *Laclede Steel Co.  ...................     2,700        19,069
  Ladd Furniture, Inc.  ................     2,666        35,491
  Lafayette American Bank & Trust  Co.       2,000        18,000
  Laidlaw, Inc. Class B Non-Voting  ....     5,500        50,875
 *Lakeland Industries, Inc.  ...........     1,000         3,563
 *Lamson & Sessions Co.  ...............    11,100        77,700
 *Lance, Inc.  .........................     8,800       144,100
 *Lancer Corp.  ........................     3,900        53,625
 *Lancit Media Productions, Ltd.  ......     4,300        54,019
 *Landair Services, Inc.  ..............     3,000        37,125
  Landauer, Inc.  ......................     5,900       115,788
  Landmark Bancorp La Habra  ...........       200         3,500
 *Landmark Graphics Corp.  .............     3,800        75,525
*#Landrys Seafood Restaurants, Inc.  ...     7,200       112,500
 *Lands' End, Inc.  ....................    20,000       295,000
 *Landstar Systems, Inc.  ..............     2,600        66,625
 *Larizza Industries, Inc.  ............     6,900        43,988
 *Lasermaster Technologies, Inc.  ......     4,500        26,438
 *Laserscope  ..........................     2,800         5,775
 *Lattice Semiconductor Corp.  .........     7,350       236,119
  Laurel Bancorp, Inc.  ................       200         2,950
  Lawson Products, Inc.  ...............     3,500        83,563
  Lawter International, Inc.  ..........    18,000       195,750
  Lawyers Title Corp.  .................     3,800        65,075
 *Layne, Inc.  .........................     2,900        25,556
 *Lazare Kaplan International, Inc.  ...     7,700        51,013
  Leader Financial Corp.  ..............       100         3,775

                                      39

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
 *Learning Co.  ........................     4,700      $284,938
  Learonal, Inc.  ......................     5,200       146,250
 *Leasing Solutions, Inc.  .............     2,500        39,531
 *Lechters, Inc.  ......................     5,100        35,700
 *Lectec Corp.  ........................     1,102        10,331
  Legg Mason, Inc.  ....................     3,400       101,150
  Lennar Corp.  ........................    12,900       285,413
  Lesco, Inc.  .........................     6,225        85,594
 *Leslie Building Products, Inc.  ......     3,200         7,200
 *Leslie's Poolmart  ...................     1,874        26,236
 *Level One Communications, Inc.  ......     2,500        53,125
 *Levitz Furniture, Inc.  ..............    10,000        32,500
  Libbey, Inc.  ........................     3,000        67,875
  Liberty Bancorp, Inc. Delaware  ......     1,100        29,150
  Liberty Bancorp, Inc. Oklahoma  ......     4,300       161,788
  Liberty Homes, Inc. Class A  .........       200         2,450
 *Liberty Technologies, Inc.  ..........     2,000         9,250
 *Lidak Pharmaceuticals Class A  .......    11,000        46,406
  Life Partners Group, Inc.  ...........    11,100       137,363
 *Life Quest Medical, Inc.  ............     1,000         2,938
  Life Re Corp.  .......................     4,500        96,188
  Life Technologies, Inc.  .............     2,800        70,000
 *Life USA Holdings, Inc.  .............     7,400        63,825
 *Lifecore Biomedical, Inc.  ...........     4,800        64,500
 *Lifeline Systems, Inc.  ..............     2,500        29,531
 *Lifetime Hoan Corp.  .................     2,420        21,326
 *Ligand Pharmaceuticals, Inc.
   Class B .............................     3,021        25,112
  Lillian Vernon Corp.  ................     4,300        62,350
  Lilly Industry, Inc. Class A  ........    11,100       144,300
  Lincoln Telecommunications Co.  ......     4,800        92,400
 *Lindal Cedar Homes, Inc.  ............     4,482        21,570
  Lindberg Corp.  ......................     8,200        54,838
 *Lindsay Manufacturer Co.  ............     2,100        75,600
*#Liposome Co., Inc.  ..................    11,700       196,706
  Liqui Box Corp.  .....................     2,500        74,688
  Litchfield Financial Corp.  ..........       810        10,986
 *Littlefield, Adams & Co.  ............       900         2,025
 *Littlefuse, Inc.  ....................     6,000       200,250
 *Liuski International, Inc.  ..........     1,800         5,400
 *Living Centers of America, Inc.  .....     2,658        83,395
 *Lodgenet Entertainment Corp.  ........     3,000        32,250
 *Logic Devices, Inc.  .................     3,600        29,700
 #Logicon, Inc.  .......................     5,500       154,688
 *Lojack Corp.  ........................    10,600        99,375
 *Lomak Petroleum, Inc.  ...............     5,000        43,438
 *Lomas Financial Corp.  ...............     9,000           234
  Lone Star Industries, Inc.  ..........     6,000       149,250
 *Lone Star Technologies, Inc.  ........     9,300        81,375
 *Longhorn Steaks, Inc.  ...............     3,300        52,800
 *Lottery Enterprises, Inc.  ...........       200           150
 *Louis Dreyfus Natural Gas Corp.  .....    16,000       218,000
  Loyola Capital Corp.  ................     5,200       195,650
  Luby's Cafeterias, Inc.  .............     4,700       103,400
  Lufkin Industries, Inc.  .............     1,200        24,150
  Lukens, Inc. DE  .....................     5,900       180,688
 *Lumex, Inc.  .........................     4,300        39,238
 *Lunar Corp.  .........................     1,500        64,875
 *Lund International Holdings, Inc.  ...     1,300        17,550
 *Luria & Son, Inc.  ...................     1,800        10,575
 *Lydall, Inc. DE  .....................    13,800       360,525
 *Lynch Corp.  .........................     2,500       158,125
  M A R C, Inc.  .......................     1,018        14,888
 *M-Wave, Inc.  ........................     1,000         7,000
  MAF Bancorp, Inc.  ...................     1,100        27,706

                                      40

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
 *MAI Systems Corp.  ...................     1,416      $  9,912
 *MAIC Holdings, Inc.  .................     2,425        76,691
 #MDC Holdings, Inc.  ..................     7,700        51,013
 *MDL Information Systems, Inc.  .......     1,600        37,000
 *MDT Corp.  ...........................     7,100        35,056
  MDU Resources Group, Inc.  ...........     5,700       114,713
 *MFRI, Inc.  ..........................     1,900        13,894
 *MGI Pharma, Inc.  ....................    11,400        53,438
 *MI Schottenstein Homes, Inc.  ........     3,500        39,813
 *MK Gold Corp.  .......................     7,800        23,400
 *MLX Corp.  ...........................     1,000        10,063
  MMI Companies, Inc.  .................     3,300        77,550
 *MRS Technology, Inc.  ................     2,200         7,425
 *MRV Communications, Inc.  ............     1,200        31,650
 *MS Carriers, Inc.  ...................     9,300       175,538
 *MTI Technology Corp.  ................     3,900         6,825
  MTS Systems Corp.  ...................     2,400        83,700
  MacDermid, Inc.  .....................       200        11,050
 *MacFrugals Bargain Close-outs,  Inc.      10,000       131,250
  MacNeal-Schwendler Corp.  ............     4,000        62,500
 *Macheezmo Mouse Restaurants,  Inc.  ..       800         2,100
  Madison Gas & Electric Co.  ..........     2,700        89,100
 *Magainin Pharmaceuticals, Inc.  ......     6,700        59,463
  Magna Bancorp  .......................     2,000        58,500
  Magna Group, Inc.  ...................     8,400       204,750
 *Magnetek, Inc.  ......................    12,100        99,825
 *Magnetic Technologies Corp.  .........     1,100         4,538
 *Mail Boxes, Etc.  ....................     3,800        56,050
 *Main Street & Main, Inc.  ............     1,450         5,030
  Maine Public Service Co.  ............     2,700        56,700
 *Mallon Resources Corp.  ..............     1,400         2,450
 *Manatron, Inc.  ......................     1,102         3,168
  Manitowoc Co., Inc.  .................     2,900        85,188
 *Manugistic Group, Inc.  ..............     2,000        34,500
 *Mapinfo Corp.  .......................     1,100        20,900
  Marble Financial Corp.  ..............     2,000        35,250
*#Marcam Corp.  ........................     6,200       104,625
  Marcus Corp.  ........................    11,850       274,031
 *Marine Drilling Companies, Inc.  .....    23,000        93,438
 *Mariner Health Group, Inc.  ..........     7,100        94,519
 *Marisa Christina, Inc.  ..............     1,700        28,794
  Maritrans, Inc.  .....................     3,300        17,325
  Mark Twain Bancshares, Inc.  .........     5,450       203,694
 *Mark VII, Inc.  ......................     3,400        55,250
 *Markel Corp.  ........................     2,200       159,225
  Marsh Supermarkets, Inc. Class A  ....     1,800        24,750
  Marsh Supermarkets, Inc. Class B  ....     1,300        16,900
 *Marshall Industries  .................     7,800       274,950
 *Martek Biosciences Corp.  ............     4,100        75,338
 *Marten Transport, Ltd.  ..............     2,800        44,100
  Maryland Federal Bancorp  ............     1,000        30,438
  Masland Corp.  .......................     5,000        72,188
  Massbank Corp. Reading, MA  ..........     1,350        42,188
*#Mastec, Inc.  ........................     5,000        51,250
 *Matec Corp. DE  ......................     3,000        12,375
 *Material Sciences Corp.  .............     8,850       117,263
 *Mathsoft, Inc.  ......................     2,000        10,500
 *Matlack Systems, Inc.  ...............     7,500        66,563
*#Matrix Pharmaceutical, Inc.  .........     5,400        82,350
 *Matrix Service Co.  ..................     3,700        15,956
 *Matthews Studio Equipment Group  .....     2,500         4,727
 *Mattson Technology, Inc.  ............     2,600        58,175
 *Maverick Tube Corp.  .................     3,000        19,125

                                      41

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
 *Max & Ermas Restaurants, Inc.  .......     1,237      $  8,118
 *Maxco, Inc.  .........................     1,900        15,200
 *Maxicare Health Plans, Inc.  .........    11,500       250,125
 *Maxim Group, Inc.  ...................     1,400        17,150
 *Maxtor Corp.  ........................     8,400        53,288
 *Maxwell Laboratories, Inc.  ..........     1,746        15,059
 *Maxxam, Inc.  ........................     4,000       152,500
*#Maxxim Medical, Inc.  ................     5,500        87,313
  Maybelline, Inc.  ....................     5,600       151,200
 *Maynard Oil Co.  .....................     2,400        14,700
 *Mays (J.W.), Inc.  ...................       200         1,525
 *McAfee Associates, Inc.  .............     4,950       236,363
 *McClain Industries, Inc.  ............       266         1,363
  McDonald & Co. Investment, Inc.  .....     3,600        63,000
 *McFarland Energy, Inc.  ..............     6,100        45,750
  McGrath Rent Corp.  ..................     4,150        76,256
 *McWhorter Technologies, Inc.  ........     4,400        66,550
  Measurex Corp.  ......................     9,200       257,600
 *Medalist Industries, Inc.  ...........     1,900        12,588
 *Medalliance, Inc.  ...................     3,800        14,013
 *Medar, Inc.  .........................     4,900        39,200
 *Medarex, Inc.  .......................     3,500        22,969
 *Medco Research, Inc.  ................     3,800        40,375
  Medex, Inc.  .........................     3,000        31,875
  Medford Savings Bank MA  .............     2,800        62,300
 *Media Arts Group, Inc.  ..............     1,900         5,938
*#Media Logic, Inc.  ...................     1,000         7,875
 *Medic Computer Systems, Inc.  ........     8,400       534,450
 *Medical Action Industries, Inc.  .....     2,100         3,347
 *Medical Graphics Corp.  ..............     1,000         5,625
 *Medical Management, Inc.  ............     1,200         7,350
 *Medical Resource Companies  America  .       800         1,950
 *Medical Technology System, Inc.  .....       800         1,350
 *Medicalcontrol, Inc.  ................       800         4,200
 *Medicore, Inc.  ......................     1,100         4,538
  Medicus Systems Corp.  ...............     2,600        23,400
 *Medimmune, Inc.  .....................     8,000       103,000
 *Medisense, Inc.  .....................     5,400       138,375
 *Medquist Inc.  .......................       900         6,300
 *Medstone International, Inc.  ........     2,100        19,688
  Medusa Corp.  ........................     6,000       149,250
 *Megacards, Inc.  .....................       333           208
 *Megatest Corp.  ......................       200         4,725
 *Mego Financial Corp.  ................     3,600        24,975
 *Melamine Chemicals, Inc.  ............     3,300        28,875
 *Mem Co., Inc.  .......................     2,700         8,606
 *Mens Warehouse, Inc.  ................     3,750       107,813
  Mentor Corp. MN  .....................     9,900       202,331
 *Mercer International, Inc.  ..........     5,600       120,050
  Merchants Bancorp, Inc.  .............       500        14,000
 *Merchants Bancshares, Inc.  ..........       200         2,825
  Merchants Group, Inc.  ...............     1,300        22,425
  Merchants New York Bancorp, Inc.  ....       400        12,700
  Mercury Air Group, Inc.  .............     1,000         8,500
 *Mercury Interactive Corp.  ...........     3,000        70,125
 *Meridian Data, Inc.  .................     4,200        44,888
  Meridian Diagnostics, Inc.  ..........     7,935        80,342
  Meridian Insurance Group, Inc.  ......     1,000        15,375
 *Meridian Sports, Inc.  ...............     1,600         9,300
 *Meris Laboratories, Inc.  ............     1,600         2,100
 *Merisel, Inc.  .......................    14,900        67,981
 *Merit Medical Systems, Inc.  .........     2,700        15,694
 *Merix Corp.  .........................     1,200        43,800
  Merrill Corp.  .......................     3,650        63,419

                                      42

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
  Merrimac Industries, Inc.  ...........       700      $  7,875
 *Mesa Airlines, Inc.  .................    20,600       187,975
 *Mesa, Inc.  ..........................    31,300       101,725
  Mesaba Holdings, Inc.  ...............     2,600        17,875
 *Mestek, Inc.  ........................     5,500        60,500
 *Met-Coil Systems Corp.  ..............     1,000         1,375
  Met-Pro Corp.  .......................     9,450       128,756
 *Metatec Corp. Class A  ...............     2,100        21,131
  Methode Electronics, Inc. Class A  ...    16,500       243,375
 *Metricom, Inc.  ......................     5,300        84,800
 *Metrocall, Inc.  .....................     3,000        72,750
 *Metrologic Instruments, Inc.  ........     1,000         9,625
 *Metromedia International Group,  Inc.      7,100       127,800
 *Metropolitan Bancorp Washington  .....     1,500        19,594
 *Metrotrans Corp.  ....................       800         5,900
 *Meyer (Fred), Inc. DE  ...............     7,900       182,688
 *Miami Subs Corp.  ....................     9,600        18,000
 *Michael Anthony Jewelers, Inc.  ......     4,500        11,813
  Michael Foods, Inc.  .................    15,700       182,513
*#Michaels Stores, Inc.  ...............     4,300        70,413
 *Micom Communications Corp.  ..........     3,333        33,122
 *Micrel, Inc.  ........................     1,700        28,688
 *Micrion Corp.  .......................       800         9,500
 *Micro Bio-Medics, Inc.  ..............     1,500        19,313
 *Microage, Inc.  ......................     5,450        45,984
 *Microcom, Inc.  ......................     9,100       228,638
 *Microdyne Corp.  .....................     5,600       114,100
 *Microfluidics International Corp.  ...     1,000         2,063
 *Micrografx, Inc.  ....................     5,100        59,925
 *Microlog Corp.  ......................     1,500         9,000
 *Micron Electronics, Inc.  ............     2,600        38,350
 *Micronics Computers, Inc.  ...........     5,200        17,225
 *Micropolis Corp.  ....................     8,400        26,775
 *Micros Systems, Inc.  ................     2,300        97,175
 *Microsemi Corp.  .....................     5,200        57,525
 *Microtek Medical, Inc.  ..............     1,400         9,625
 *Microtel International, Inc.  ........     9,800         8,575
 *Microtest, Inc.  .....................     3,200        48,800
 *Microtouch Systems, Inc.  ............     1,600        24,200
  Mid Am, Inc.  ........................     3,751        62,360
  Mid America Banccorp  ................     2,241        40,343
  Mid-Atlantic Realty Trust  ...........       666         5,661
 *MidAmerican Waste System, Inc.  ......    10,200        40,800
  MidSouth Insurance Co.  ..............     4,320        65,880
  Midconn Bank Kensington, CT  .........       900        12,375
 *Middleby Corp.  ......................     1,100         8,525
  Middlesex Water Co.  .................     2,300        41,400
 *Midisoft Corp.  ......................       900         3,488
  Midland Co.  .........................     2,600       128,863
  Midland Financial Group, Inc.  .......     1,100        12,238
  Midwest Grain Products, Inc.  ........     2,500        29,844
 *Mikasa, Inc.  ........................     6,200        85,250
 *Mikohn Gaming Corp.  .................     3,900        13,650
 *Miller Building Systems, Inc.  .......     1,400         4,550
 *Miltope Group, Inc.  .................    11,000        35,063
  Mine Safety Appliances Co.  ..........     1,600        69,400
 *Minnesota Educational Computing
   Corp. ...............................     2,600        85,150
  Minntech Corp.  ......................     1,300        24,375
 *Mission West Properties, Inc.  .......     1,600         8,400
  Mississippi Chemical Corp.  ..........     4,600       102,925
  Mobile Gas Service Corp.  ............     2,000        45,000
 *Mobley Environmental Services,  Inc.
   Class A .............................     1,000         1,063

                                      43

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
  Modern Controls, Inc.  ...............     4,700      $ 48,763
 *Mohawk Industries, Inc.  .............    12,900       224,138
 *Molecular Biosystems, Inc.  ..........     3,134        21,155
 *Molecular Dynamics, Inc.  ............     2,000         9,875
 *Molten Metal Technology, Inc.  .......       200         7,375
 *Monaco Coach Corp.  ..................       900         9,225
*#Monaco Finance, Inc. Class A  ........     1,300         7,678
 *Monarch Casino and Resort, Inc.  .....     3,800        18,525
  Monarch Machine Tool Co.  ............     2,300        30,475
 *Mondavi (Robert) Corp. Class A  ......     2,700        86,738
 *Monro Muffler Brake, Inc.  ...........     1,102        16,186
 *Monterey Pasta Co.  ..................     2,700        15,863
 *Moog, Inc. Class A  ..................     1,200        17,700
 *Moore Medical Corp.  .................       700         8,050
 *Moore Products Co.  ..................     1,600        28,600
  Morgan Keegan, Inc.  .................     8,100       100,238
 *Morgan Products, Ltd.  ...............     6,400        38,400
 *Morningstar Group, Inc.  .............     6,000        48,000
*#Morrison Knudsen Corp.  ..............    17,700       106,200
  Moscom Corp.  ........................     2,700        16,875
  Mosinee Paper Corp.  .................     5,170       125,373
 *Mother's Work, Inc.  .................       500         6,781
 *Motor Car Parts & Accessories,  Inc.         600         8,888
 *Motor Club of America  ...............     2,500        16,094
 *Mountain Parks Financial Corp.  ......     1,000        22,125
 *Mountasia Entertainment
   International, Inc. .................     1,500         7,547
 *Moviefone, Inc. Class A  .............     1,100         5,638
  Mueller (Paul) Co.  ..................     2,200        69,438
 *Mueller Industries, Inc.  ............    14,200       326,600
 *Multi Color Corp.  ...................     1,000         3,000
 *Multicare Companies, Inc.  ...........     3,500        73,063
 *Munsingwear, Inc.  ...................       200         1,450
 *Musicland Stores Corp.  ..............    13,700        87,338
 *Mutual Savings Bank FSB
   Bay City, MI ........................       900         5,288
 *Mycogen Corp.  .......................     7,700        99,619
  Myers (L.E.) Co. Group  ..............     1,700        25,713
  Myers Industries, Inc.  ..............     7,685       122,960
 *Mylex Corp.  .........................     5,900       111,363
 *NAB Asset Corp.  .....................       200         1,025
  NAC RE Corp.  ........................     3,500       115,500
 *NAI Technologies, Inc.  ..............     4,087         6,386
  NBT Bancorp  .........................     1,682        27,965
 *NBTY, Inc.  ..........................     4,800        26,700
  NCH Corp.  ...........................     3,300       178,613
 *NCI Building Systems, Inc.  ..........     1,000        22,625
 *NMR of America, Inc.  ................     2,400         8,700
  NN Ball & Roller, Inc.  ..............     1,900        42,988
 *NPC International, Inc.  .............       300         2,363
 *NPS Pharmaceuticals, Inc.  ...........     1,400        10,413
  NS Bancorp, Inc.  ....................     2,200        85,388
 *NS Group, Inc.  ......................     6,300        14,175
 *NSA International, Inc.  .............     1,900         6,413
  NSC Corp.  ...........................     5,700        10,688
 *NTN Communications, Inc.  ............     5,000        22,188
 *NTN Communications, Inc. (Private
   Placement) ..........................     6,300        24,806
  NUI Corp.  ...........................     4,700        77,550
  NYMAGIC, Inc.  .......................     5,100        84,788
  Nacco Industries, Inc. Class A  ......     3,600       205,200
 *Nantucket Industries, Inc.  ..........     1,500         4,406
 *Napco Security Systems, Inc.  ........     4,850        18,491
  Nash Finch Co. .......................     3,300        63,938

                                      44

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
  Nashua Corp.  ........................     1,600      $ 25,200
 *Nathans Famous, Inc.  ................     1,900         7,184
 *National Auto Credit, Inc.  ..........    11,600       195,750
  National Bancorp of Alaska, Inc.  ....     2,200       143,000
 *National Beverage Corp.  .............     1,900        10,688
 *National City Bancorp  ...............     1,331        25,123
  National City Bankshares, Inc.  ......       210         9,739
  National Computer Systems, Inc.  .....     4,100        85,588
*#National Convenience Stores, Inc.  ...     1,700        45,688
 #National Data Corp.  .................     4,650       113,344
 *National Dentex Corp.  ...............       100         2,188
 *National Education Corp.  ............    14,800       116,550
  National Gas & Oil Co.  ..............    10,160       102,869
 *National Home Centers, Inc.  .........     4,000        12,000
 *National Home Health Care Corp.  .....       900         4,838
 *National Insurance Group  ............     3,000        16,500
 *National Media Corp.  ................     2,800        50,400
 *National Mercantile Bancorp.  ........       200           325
 *National Patent Development Corp.  ...     2,000        18,375
  National Penn Bancshares, Inc.  ......       210         5,696
 *National Picture and Frame Co.  ......     2,000        18,250
  National Presto Industries, Inc.  ....     3,000       124,875
  National RE Corp.  ...................     4,300       141,363
 *National Record Mart, Inc.  ..........     1,000         1,813
  National Sanitary Supply Co.  ........       200         2,675
 *National Standard Co.  ...............    11,000       123,750
 *National Techteam, Inc.  .............     4,900        28,175
 *National Vision Association, Ltd.  ...     8,200        25,625
 *National Western Life Insurance Co.
   Class A .............................     1,000        54,375
 *Natural Alternatives International,
   Inc. ................................     3,400        28,900
 *Natural Microsystems Corp.  ..........       600        17,025
 *Natural Wonders, Inc.  ...............     3,000         8,625
  Natures Sunshine Products, Inc.  .....    12,906       287,159
 *Nautica Enterprises, Inc.  ...........     4,725       166,556
 *Navarre Corp.  .......................       600         4,125
 *Navigators Group, Inc.  ..............     1,600        30,400
 #Nelson (Thomas), Inc.  ...............     3,750        60,938
 *Neogen Corp.  ........................       900         5,456
 *Neoprobe Corp.  ......................     5,900        89,238
 *Neorx Corp.  .........................     5,325        32,948
 *Neostar Retail Group, Inc.  ..........     5,010        52,918
 *Netframe Systems, Inc.  ..............     5,400        31,388
 *Netrix Corp.  ........................     3,700        18,500
 *Network Computing Devices, Inc.  .....     6,500        54,844
 *Network Equipment Technologies,  Inc.     10,100       334,563
 *Network General Corp.  ...............     3,600       151,425
 *Network Imaging Corp.  ...............     6,800        31,238
 *Network Peripherals, Inc.  ...........     7,000        96,250
 *Network Six, Inc.  ...................     1,100         4,331
 *Networth, Inc.  ......................     1,500        62,719
 *Neurex Co.  ..........................     6,500        39,813
 *Neurobiological Technologies, Inc.  ..       800         3,300
 *Neurogen Corp.  ......................     4,200        87,150
  New Brunswick Scientific Co., Inc.  ..     2,200        14,713
  New England Business Services,  Inc.       7,000       158,375
  New Hampsire Thrift BancShares,  Inc.        200         2,063
 *New Image Industries, Inc.  ..........     3,300         5,981
  New Jersey Resources Corp.  ..........     5,400       150,525
 *New Jersey Steel Corp.  ..............     1,700        16,788
 *New Mexico & Arizona Land Co.  .......     1,650        19,388
 *New World Communication Group,  Inc.
   Class A .............................     9,500       167,438

                                      45

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
 *New World Power Corp.  ...............     5,000      $ 10,313
  New York Bancorp, Inc.  ..............     4,985       100,946
  Newcor, Inc.  ........................     4,750        38,000
 *Newfield Exploration Co.  ............     6,400       189,600
  Newmil Bancorp, Inc.  ................     3,500        23,625
 *Newpark Resources, Inc.  .............     5,250        94,828
  Newport Corp.  .......................    10,200        81,600
 *Nexstar Pharmaceuticals, Inc.  .......     1,496        17,578
 *Nexthealth, Inc.  ....................     3,400        14,025
 *Nichols Research Corp.  ..............     3,100        70,913
 *Noble Drilling Corp.  ................    31,075       229,178
 *Noel Group, Inc.  ....................    10,100        61,863
  Noland Co.  ..........................       200         3,700
 *Norand Corp.  ........................     1,500        22,500
 *Nord Resources Corp.  ................     8,900        18,913
 *Norstan, Inc.  .......................     3,000        73,500
 *Nortek, Inc.  ........................     3,500        33,250
 *North American Biologicals, Inc.  ....    10,486        99,617
  North American Mortgage Co.  .........     6,000       135,750
 *North American Recycling System,
   Inc. ................................     2,000         1,624
  North American Watch Corp.  ..........     1,200        22,575
  North Carolina Natural Gas Corp.  ....     1,900        43,700
  North Fork Bancorporation, Inc.  .....    16,267       378,208
  North Side Savings Bank NY  ..........       578        16,979
 *North Star Universal, Inc.  ..........     4,300        25,531
  Northbay Financial Corp.  ............     1,100        16,569
  Northern Technologies International  .     1,700         8,925
 *Northfield Laboratories, Inc.  .......     5,600        92,400
  Northland Cranberries, Inc. Class A  .     1,400        26,600
 *Northstar Health Services, Inc.  .....     1,000         6,500
  Northwest Natural Gas Co.  ...........     2,700        89,944
 *Northwest Teleproductions, Inc.  .....       200           800
  Northwestern Public Service Co.  .....     2,300        61,525
 *Northwestern Steel & Wire Co.  .......    10,300        84,331
 *Norton McNaughton, Inc.  .............     4,000        52,500
  Norwich Financial Corp.  .............     2,400        31,500
 *Norwood Promotional Products,  Inc.  .       200         3,450
 *Novacare, Inc.  ......................    29,400       172,725
 *Novametrix Medical Systems, Inc.  ....     7,600        38,475
 *Noven Pharmaceuticals, Inc.  .........     9,200        93,150
 *Novitron Internarional, Inc.  ........     3,900        16,575
 *Nu Horizons Electronics Corp.  .......     6,118        98,270
 *Nu-Kote Holding, Inc. Class A  .......     6,600       127,875
 *Nuclear Metals, Inc.  ................     6,500        78,000
 *Nuclear Support Services, Inc.  ......       500           719
 *Nuevo Energy Co.  ....................     4,900       109,025
 *Numar Corp.  .........................     1,700        18,488
 *Numerex Corp. Class A  ...............     2,000        13,375
 *Nutramax Products, Inc.  .............     3,600        34,650
 *Nview Corp.  .........................     2,000         8,375
 *Nycor, Inc.  .........................     1,000         4,938
 *Nycor, Inc. Class A  .................     3,100        15,113
 *O Charleys, Inc.  ....................     1,450        17,219
 *O Reilly Automotive, Inc.  ...........     1,700        50,575
 *O'Brien Environmental Energy, Inc.
   Class A .............................     3,600           675
  O'Sullivan Corp.  ....................    13,400       140,700
 *O'Sullivan Industries Holdings, Inc.       3,400        21,675
 *O.I. Corp.  ..........................     1,600         4,600
  OEA, Inc.  ...........................     6,000       162,750
 *OEC Medical Systems, Inc.  ...........     3,700        37,000

                                      46

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
 *OESI Power Corp.  ....................     1,000      $    156
 *OHM Corp.  ...........................     7,200        58,500
  OM Group, Inc.  ......................     2,300        70,150
 *OMI Corp.  ...........................    14,000        85,750
 *OTR Express, Inc.  ...................       200           900
 *Oak Hill Sportswear Corp.  ...........       800         1,600
 *Oak Industries, Inc.  ................    10,700       258,138
 *Oceaneering International, Inc.  .....    12,000       117,000
 *Odetics, Inc. Class A  ...............       300         2,850
*#Odwalla, Inc.  .......................     1,000        18,625
 *Offshore Logistics, Inc.  ............     4,700        57,281
  Oglebay Norton Co.  ..................     2,200        80,575
  Oil-Dri Corp. of America  ............     4,000        60,000
 *Old America Stores, Inc.  ............     1,800        14,738
 *Old Dominion Freight Lines, Inc.  ....     3,800        40,375
*#Olympic Financial, Ltd.  .............     8,100       166,050
 *Olympic Steel, Inc.  .................     4,000        35,750
*#Omega Environmental, Inc.  ...........    12,700        50,800
 *On Assignment, Inc.  .................     1,000        29,375
  OnbanCorp, Inc.  .....................     2,800        92,925
 *Oncogene Science, Inc.  ..............     6,500        43,469
 *Oncor, Inc.  .........................    12,500        73,438
 *One Price Clothing Stores, Inc.  .....     4,100        16,913
  One Valley Bancorp of West
   Virginia ............................     3,800       121,363
  Oneida, Ltd.  ........................     2,700        46,913
 *Oneita Industries, Inc.  .............     4,220        30,068
  Oneok, Inc.  .........................    10,300       242,050
 *Opinion Research Corp.  ..............       800         5,000
 *Opta Food Ingredients, Inc.  .........     3,500        44,188
 *Opti, Inc.  ..........................     2,100        21,263
  Optical Coating Laboratory, Inc.  ....     3,600        47,700
 *Optical Data Systems, Inc.  ..........     3,800        77,900
 *Option Care, Inc.  ...................     4,000        16,750
  Orange & Rockland Utilities, Inc.  ...     2,700        95,513
 *Orange Co., Inc.  ....................     5,200        41,600
 *Orbit International Corp.  ...........     3,000         2,813
 *Orbital Sciences Corp.  ..............     4,500        70,875
 *Orchard Supply Hardware Stores  Corp.      2,000        43,250
 *Oregon Metallurgical Corp.  ..........     4,200        44,888
  Oregon Steel Mills, Inc.  ............    10,800       148,500
*#Organogenesis, Inc.  .................     4,075        76,406
  Oriole Homes Corp. Class A
   Convertible .........................       800         4,400
  Oriole Homes Corp. Class B  ..........     1,100         5,913
  Orion Capital Corp.  .................     4,400       183,700
 *Orphan Medical, Inc.  ................       285         1,639
 *Ortel Corp.  .........................     2,200        25,300
 *Orthologic Corp.  ....................     3,000        37,875
 *Orthopedic Technology, Inc.  .........     1,400        11,375
 *Osborn Communications Corp.  .........     8,100        64,800
  Oshkosh B'Gosh, Inc. Class A  ........     4,700        72,850
  Oshkosh B'Gosh, Inc. Class B  ........       600        10,650
  Oshkosh Truck Corp. Class B  .........     2,300        33,350
 *Oshman's Sporting Goods, Inc.  .......     2,900        39,150
 *Osmonics, Inc.  ......................     8,250       148,500
 *Osteotech, Inc.  .....................     3,000        19,313
  Otter Tail Power Co.  ................     3,400       119,850
 #Outboard Marine Corp.  ...............    16,000       328,000
 *Outlet Communications, Inc.
   Class A .............................       200         9,338
 *Outlook Group Corp.  .................     1,900        14,250
  Owens & Minor, Inc.  .................    15,375       199,875
  Owosso Corp.  ........................     1,200        10,500

                                      47

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
  Oxford Industries, Inc.  .............     5,600      $105,000
 *Oxford Resources Corp. Class A  ......     1,100        28,188
 *Oxis International, Inc.  ............     8,400        11,813
 *P&F Industries, Inc. Class A  ........       200           513
 *PAM Transportation Services, Inc.  ...     1,000         7,125
  PCA International, Inc.  .............     2,300        21,419
 *PCI Services, Inc.  ..................     2,500        25,156
 *PHP Healthcare Corp.  ................     3,000        81,750
 *PLM International, Inc.  .............     4,600        17,250
 *PMR Corp.  ...........................     1,300         6,663
 *PMT Services, Inc.  ..................     1,300        36,319
 *PRI Automation, Inc.  ................     1,400        56,350
 *PSC, Inc.  ...........................     3,300        33,825
  PXRE Corp.  ..........................     3,700        91,113
*#Pacific Crest Capital, Inc.  .........     1,060         7,818
 *Pacific Physician Services, Inc.  ....     5,200        85,150
 *Pacific Rehabilitation & Sports
   Medicine, Inc. ......................     1,400         9,844
 *Pacific Rim Holding Corp.  ...........     3,700         9,828
  Pacific Scientific Co.  ..............    16,000       406,000
 *Pacific Sunwear of California, Inc.  .     2,000        19,875
 *Pages, Inc.  .........................     1,700         4,038
 *Pairgain Technologies, Inc.  .........     2,900       145,363
 *Palfed, Inc.  ........................     2,000        25,125
 *Pamida Holdings Corp.  ...............     1,000         3,875
  Pamrapo Bancorp, Inc.  ...............     1,300        30,388
 *Panaco, Inc.  ........................     5,000        22,344
  Panatech Research and
   Development Corp. ...................     1,400         6,038
  Pancho's Mexican Buffet, Inc.  .......     5,000        14,375
 *Papa John's International, Inc.  .....     2,200        94,188
 *Par Technology Corp.  ................     6,000        54,000
 *Paragon Trade Brands, Inc.  ..........     1,000        20,875
 *Parallel Petroleum Corp.  ............     2,800         4,725
 *Parcplace Systems, Inc.  .............     2,500        27,500
 *Paris Business Forms, Inc.  ..........       200         1,188
  Park Electrochemical Corp.  ..........     8,200       249,075
 *Park-Ohio Industries, Inc.  ..........     7,034        91,002
 *Parker Drilling Co.  .................    31,700       162,463
 *Parkervision, Inc.  ..................     3,500        28,219
  Parkvale Financial Corp.  ............     1,562        40,612
 *Patlex Corp.  ........................       690         3,623
  Patrick Industries, Inc.  ............     2,000        26,500
 *Patten Corp.  ........................     7,005        33,274
 *Patterson Dental Co.  ................     3,500        89,688
 *Patterson Energy, Inc.  ..............       500         5,750
 *Paul Harris Stores, Inc.  ............     5,000         7,969
 *Paxar Corp.  .........................    23,946       308,305
 *Payco American Corp.  ................     3,000        25,500
 *Payless Cashways, Inc.  ..............    20,000        85,000
 *Peak Technologies Group, Inc.  .......     1,600        43,600
 *Pediatric Services of America, Inc.  .     1,000        18,500
  Peerless Manufacturing Co.  ..........       200         2,088
 *Penederm, Inc.  ......................     2,800        20,300
  Penn Engineering & Manufacturing
   Corp. ...............................     2,500       206,250
 *Penn National Gaming, Inc.  ..........       900        13,613
 *Penn Traffic Co.  ....................     3,400        44,200
 *Penn Treaty American Corp.  ..........     3,600        56,700
  Penn Virginia Corp.  .................     1,100        35,750
 #Penncorp Financial Group, Inc.  ......     5,400       149,850
  Pennsylvania Enterprises, Inc.  ......     1,200        44,700
 *Penril Datacomm Networks, Inc.  ......     3,700        34,919
 *Pentech International, Inc.  .........     5,300        14,409
  Penwest, Ltd.  .......................     2,100        55,125

                                      48

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
  Peoples Bancorp  .....................       200      $  4,250
  Peoples Bank of Connecticut  .........    16,300       342,300
 *Peoples Choice TV Corp.  .............     5,350       114,356
 #Peoples Heritage Financial Group,
   Inc. ................................     6,680       140,280
 *Peoples Savings Bank of
   Brockton, MA ........................     1,000         7,875
  Peoples Savings Financial Corp.  .....       900        17,325
 *Peoples Telephone Co., Inc.  .........     6,350        17,859
 *Perceptron, Inc.  ....................       900        31,838
 *Performance Food Group Co.  ..........       200         4,800
 *Perfumania, Inc.  ....................     3,200        17,200
 *Perini Corp.  ........................     2,700        24,975
 *Perseptive Biosystems, Inc.  .........     6,400        60,000
 *Pet Food Warehouse, Inc.  ............     3,700        12,256
 *Petco Animal Supplies, Inc.  .........     1,700        46,113
 *Petrie Stores Corp.  .................    10,500        30,188
 *Petrocorp, Inc.  .....................     3,400        25,075
  Petroleum Heat & Power Co., Inc.
   Class A .............................     5,000        38,750
  Petrolite Corp.  .....................     6,700       168,338
*#Pharmaceutical Marketing Services,
   Inc. ................................     5,800        77,938
 *Pharmaceutical Resources, Inc.  ......     7,300        58,400
 *Pharmchem Laboratories, Inc.  ........     2,800        13,475
 *Pharmos Corp. (Private Placement)  ...     9,000        12,403
  Philadelphia Suburban Corp.  .........     5,200       100,100
  Phillips-Van Heusen Corp.  ...........    12,600       130,725
  Phoenix Duff & Phelps Corp.  .........     7,700        51,975
 *Phoenix Network, Inc.  ...............     4,400        17,050
  Phoenix Resource Companies, Inc.  ....     4,200        72,450
 *Phoenix Technologies, Ltd.  ..........     5,500        67,375
 *Photo Control Corp.  .................     1,000         3,688
 *Photronics, Inc.  ....................     4,600       144,900
*#Physician Computer Network, Inc.  ....    15,000        99,375
 *Physician Sales & Service, Inc.  .....     8,400       160,650
*#Physicians Clinical Laboratory, Inc.       1,200           524
 *Physicians Insurance Co. of Ohio
   Class A .............................     1,000        19,500
  Piccadilly Cafeterias, Inc.  .........     2,900        30,088
 #Piedmont Natural Gas Co.  ............    12,700       298,450
  Pier 1 Imports, Inc. DE  .............    19,740       214,673
  Pikeville National Corp.  ............       200         4,100
  Pilgrim Pride Corp.  .................    12,600        85,050
 *Pillowtex Corp.  .....................     6,000        75,000
 *Pinkertons, Inc.  ....................     2,000        40,000
  Pinnacle Financial Services, Inc.  ...       200         3,600
*#Pinnacle Micro, Inc.  ................     1,000        27,500
 *Pinnacle Systems, Inc.  ..............     1,400        45,850
  Pioneer Financial Services, Inc.  ....     3,700        61,513
  Pioneer Standard Electronics, Inc.  ..    16,312       236,524
  Piper Jaffray Companies, Inc.  .......     8,100       103,275
  Pitt-Des Moines, Inc.  ...............     2,400        91,800
 *Pittencrieff Communications, Inc.  ...     2,900        11,419
  Pittston Co. Minerals Group  .........     4,400        58,300
 *Plains Resources, Inc.  ..............     5,900        43,881
 *Planar Systems, Inc.  ................     6,000        93,000
 *Plantronics, Inc.  ...................     1,000        35,500
 *Platinum Software Corp.  .............     2,600        17,388
 *Platinum Technology, Inc.  ...........    14,695       247,060
 *Playboy Enterprises, Inc. Class B  ...     6,100        49,563
 *Players International, Inc.  .........    13,350       176,053
 *Playtex Products, Inc.  ..............    20,200       143,925
  Plenum Publishing Corp.  .............     1,200        43,950
 *Plexus Corp.  ........................     4,400        73,150

                                      49

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
  Ply-Gem Industries, Inc. DE  .........     4,100      $ 74,825
  Poe & Brown, Inc.  ...................     3,400        84,575
 *Polk Audio, Inc.  ....................       500         4,813
 *Pollo Tropical, Inc.  ................     5,200        21,450
 *Polymedica Industries, Inc.  .........     2,100        14,700
 *Polyvision Corp.  ....................     5,396        10,792
 *Pomeroy Computer Resource, Inc.  .....     1,100        16,225
 *Pool Energy Services Co.  ............     8,700        78,844
  Pope & Talbot, Inc.  .................     5,300        78,175
*#Porta Systems Corp.  .................     4,400         4,950
 *Portec, Inc.  ........................     7,610        73,246
  Portsmouth Bank Shares, Inc.  ........     1,560        22,815
 *Positive Response Television, Inc.  ..       700         5,775
 *Positron Corp.  ......................       700         1,859
 *Possis Medical, Inc.  ................     5,800       102,950
  Poughkeepsie Savings Bank FSB  NY  ...     5,000        23,750
 *Powell Industries, Inc.  .............     4,200        30,975
  Pratt & Lambert United, Inc.  ........     3,400       118,788
 *Pratt Hotel Corp.  ...................     1,300         3,738
  Pre-Paid Legal Services, Inc.  .......     7,100        60,350
 *Precision Standard, Inc.  ............     3,800         4,750
  Premier Bancorp, Inc.  ...............    18,800       441,800
  Premier Financial Services, Inc.  ....     2,600        23,075
 *Premiere Radio Networks, Inc.  .......     1,200        19,650
 *President Casinos, Inc.  .............    11,000        26,469
  Presidential Life Corp.  .............    16,900       165,831
 *Presley Companies Class A  ...........     5,600         7,700
 *Price Communications Corp.  ..........     4,250        34,000
 *Pride Petroleum Services, Inc.  ......    14,700       146,081
 *Prima Energy Corp.  ..................     1,600        21,800
 *Primark Corp.  .......................     8,400       232,050
  Prime Bancorp, Inc.  .................       605        12,176
 *Prime Hospitality Corp.  .............    14,700       141,488
 *Prime Medical Services, Inc.  ........     5,900        40,378
  Primesource Corp.  ...................     4,581        29,204
 *Printronix, Inc.  ....................     3,750        67,500
 *Procept, Inc.  .......................     1,300         4,469
 *Procyte Corp.  .......................     8,000        19,250
  Production Operators Corp.  ..........     2,600        78,325
 *Professional Sports Care
   Management, Inc. ....................     1,500         9,844
*#Proffitts, Inc.  .....................     4,250       114,219
 *Progress Financial Corp.  ............     1,000         5,688
 *Progress Software Corp.  .............     2,000        62,750
  Progressive Bank, Inc.  ..............     1,000        29,000
 *Progroup, Inc.  ......................     1,500         6,000
 *Project Software & Development,  Inc.      1,800        58,388
 *Proler International Corp.  ..........     8,500        63,750
 *Pronet, Inc.  ........................     1,500        45,938
 *Protein Design Labs, Inc.  ...........     6,100       115,138
 *Proteon, Inc.  .......................     6,100        47,275
 *Protocol Systems, Inc.  ..............     4,100        43,306
  Providence & Worcester Railroad  Co.         800         5,600
  Providence Energy Corp.  .............     5,300        86,788
  Provident Bancorp, Inc.  .............     3,100       134,075
  Provident Bankshares Corp.  ..........     5,565       168,341
 *Proxim, Inc.  ........................     2,800        39,375
*#Proxima Corp.  .......................     1,700        30,388
 *Psicor, Inc.  ........................     2,200        38,225
 *Psychemedics Corp.  ..................     3,900        22,425
  Public Service Co. of North
   Carolina ............................     4,900        80,238

                                      50

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
 *Publicker Industries, Inc.  ..........       200      $    325
  Pulaski Furniture Corp.  .............     1,300        22,263
  Pulse Bancorp, Inc.  .................       800        13,500
 *Pure Tech International, Inc.
   (Private Placement) .................    10,000        20,813
 *Pure World, Inc.  ....................     3,100         7,944
 *Purepac, Inc.  .......................     5,000        36,250
 *Pyxis Corp.  .........................    10,300       155,788
 *Q Logic Corp.  .......................     4,450        35,600
 *QMS, Inc.  ...........................     6,500        28,438
 *Quad Systems Corp.  ..................     1,600        13,200
  Quaker Chemical Corp.  ...............     2,800        45,500
 *Quaker Fabric Corp.  .................     4,000        37,000
  Quaker State Corp.  ..................    14,900       201,150
 *Quality Dining, Inc.  ................     3,000        71,625
  Quality Food Centers, Inc.  ..........     9,700       195,213
 *Quality Systems, Inc.  ...............     1,800        45,113
  Quanex Corp.  ........................     3,300        64,763
 *Quantum Health Resources, Inc.  ......     9,100        84,175
*#Quantum Restaurant Group, Inc.  ......     3,000        36,750
*#Quarterdeck Office Systems, Inc.  ....    10,100       323,200
  Queens County Bancorp  ...............     1,200        48,450
 *Quest Medical, Inc.  .................     8,109        89,199
 *Quickresponse Services, Inc.  ........     2,200        55,825
 *Quickturn Design Systems, Inc.  ......     5,400        55,013
 *Quidel Corp.  ........................     8,500        48,875
 *Quiksilver, Inc.  ....................     2,900        91,713
 *Quipp, Inc.  .........................       200         2,000
  Quixote Corp.  .......................     7,700        61,600
 *R & B, Inc.  .........................     3,500        23,188
  RCSB Financial, Inc.  ................     4,100        98,400
 *RF Monolithics, Inc.  ................     2,000        14,125
  RLI Corp.  ...........................     5,000       120,000
 *RMI Titanium Co.  ....................     6,100        46,513
 *RPC Energy Services, Inc.  ...........    22,800       182,400
  RS Financial Corp.  ..................     1,400        55,125
 *Racotek, Inc.  .......................     9,400        54,050
 *Radius, Inc.  ........................     5,819        12,184
 *Rag Shops, Inc.  .....................     2,300         4,816
 *Ragan (Brad), Inc.  ..................     3,800       129,200
 *Railtex, Inc.  .......................     1,800        36,900
 *Rainbow Technologies, Inc.  ..........     2,800        63,700
*#Rally's Hamburgers, Inc.  ............     6,200        10,075
 *Ramapo Financial Corp.  ..............     3,200        12,700
 *Ramsay Health Care, Inc.  ............     3,500        12,031
 *Ramsay Managed Care, Inc.  ...........       913         2,111
*#Ramtron International Corp.  .........     8,800        50,050
  Raritan Bancorp, Inc. DE  ............       200         4,400
 *Rational Software Corp.  .............     5,000        87,813
  Rauch Industries, Inc.  ..............     1,500        14,719
  Raven Industries, Inc.  ..............     9,150       147,544
 *Rawlings Sporting Goods, Inc.  .......     1,500        11,250
*#Raymond Corp.  .......................     5,843       119,782
  Raymond James Financial, Inc.  .......     4,000        90,500
 *Readicare, Inc.  .....................    11,400        33,488
 *Reading Co. Class A  .................     2,000        18,250
 *Recoton Corp.  .......................     9,066       160,922
 *Recovery Engineering, Inc.  ..........       200         2,925
*#Reddi Brake Supply Corp.  ............     6,600        16,088
 *Redman Industries, Inc.  .............     1,400        39,200
 *Redwood Empire Bancorp  ..............       500         4,250
 *Reeds Jewelers, Inc.  ................       220         2,393
  Refac Technology Development  Corp.  .     7,000        49,000
 *Reflectone, Inc.  ....................     1,000        14,375

                                      51

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
  Regal Beloit Corp.  ..................    10,200      $224,400
 *Regal Cinemas, Inc.  .................     2,300        98,325
 *Regency Health Services, Inc.  .......     6,600        70,950
 *Regeneron Pharmaceuticals, Inc.  .....     5,900        66,375
*#Regional Acceptance Corp.  ...........     3,000        26,250
  Regis Corp.  .........................     3,100        72,850
 *Rehabcare Corp.  .....................     1,800        30,825
 *Rehabilicare, Inc.  ..................     1,800         5,625
  Reinsurance Group America, Inc.  .....     1,200        37,050
 *Reliability, Inc.  ...................     1,700        14,238
  Reliance Steel and Aluminum Co.  .....     4,400        82,500
 *Renal Treatment Centers, Inc.  .......     4,300       173,075
 *Reno Air, Inc.  ......................     3,300        22,688
 *Rentrak Corp.  .......................     4,500        27,141
 *Repligen Corp.  ......................     6,100         7,816
 *Reptron Electronics, Inc.  ...........     1,900        32,894
  Republic Automotive Parts, Inc.  .....     4,100        52,275
  Republic Bancorp, Inc.  ..............     8,466        97,884
 *Republic Environmental Systems,  Inc.      2,200         8,250
  Republic Gypsum Co.  .................    13,300       171,238
  Republic Savings Financial Corp.  ....     1,500         8,438
 *Res-Care, Inc.  ......................     3,200        54,000
 *Research Industries Corp.  ...........     5,000       138,125
 *Resound Corp.  .......................     3,100        24,025
 *Resource Bancshares Mortgage  Group,
  Inc. .................................     5,800        80,113
*#Respironics, Inc.  ...................    10,600       206,700
 *Response Oncology, Inc.  .............     2,380        32,725
 *Retirement Care Association, Inc.  ...     4,200        53,288
 *Retix, Inc.  .........................     7,000        16,188
 *Rex Stores Corp.  ....................     5,600        98,000
 *Rexall Sundown, Inc.  ................     2,900        55,644
 *Rexel, Inc.  .........................    17,900       241,650
*#Rexene Corp.  ........................     7,400        72,150
 *Rexhall Industries, Inc.  ............     1,000         5,000
 *Rexon, Inc.  .........................     5,600           613
 *Rexworks, Inc.  ......................     1,000         2,625
 *Rhodes, Inc.  ........................     3,200        32,800
 *Ribi Immunochem Research, Inc.  ......    19,400        78,813
  Richfood Holdings, Inc.  .............    13,955       388,996
 *Riddell Sports, Inc.  ................       655         2,088
 *Riggs National Corp.  ................    13,800       193,200
 *Right Management Consultants,  Inc. ..     1,800        48,375
 *Right Start, Inc.  ...................     1,900         8,431
 *Rightchoice Managed Care, Inc.
   Class A .............................       700         8,838
 *Ringer Corp.  ........................     6,500        10,156
 *Rio Hotel & Casino, Inc.  ............    10,700       133,081
  Riser Foods, Inc. Class A  ...........     3,500        52,500
  Rival Co.  ...........................     2,600        54,600
  River Forest Bancorp  ................     6,800       164,050
 *River Oaks Furniture, Inc.  ..........     2,400        17,400
 *Riverside Group, Inc.  ...............     1,000         4,625
  Riverside National Bank CA  ..........     1,000        13,688
*#Roadmaster Industries, Inc.  .........    16,900        48,588
  Roanoke Electric Steel Corp.  ........     1,200        17,850
  Robbins & Myers, Inc.  ...............     3,900       124,800
 *Roberds, Inc.  .......................     2,300        23,863
 *Roberts Pharmaceutical Corp.  ........     7,400       124,875
 *Robertson-Ceco Corp.  ................     6,418        38,508
  Robinson Nugent, Inc.  ...............     4,000        29,750
 *Robotic Vision Systems, Inc.  ........     5,800       151,888
 *Rock Bottom Restaurants, Inc.  .......     1,700        26,350

                                      52

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
  Rock-Tenn Co. Class A  ...............     2,800       $ 44,800
 *Rocky Mountain Chocolate Factory  ....       200          2,500
 *Rocky Shoes & Boots, Inc.  ...........     2,000         13,500
 *Rodman & Renshaw Capital Group,  Inc.      1,300          2,275
 *Rogers Corp.  ........................    10,000        242,500
*#Rohr, Inc.  ..........................    13,000        190,125
 *Rollins Environmental Services,  Inc.     24,300         72,900
  Rollins Truck Leasing Corp.  .........    11,700        117,000
  Roper Industries, Inc.  ..............     6,000        216,750
  Ross Stores, Inc.  ...................    12,000        230,250
 *Ross Systems, Inc.  ..................     6,500         19,500
 *Rotech Medical Corp.  ................     6,700        192,625
  Roto-Rooter, Inc.  ...................     3,600        112,950
 *Rotonics Manufacturing, Inc.  ........     2,500          4,063
 *Rottlund, Inc.  ......................     1,000          6,625
  Rouge Steel Co. Class A  .............     2,600         56,550
  Rowe Furniture Corp.  ................     5,412         26,384
 *Royal Appliance Manufacturing Co.  ...     7,200         22,500
  Royal Bancshares of Pennsylvania
   Class A .............................     2,312         22,831
 *Royal Grip, Inc.  ....................     1,100          4,675
  Ruddick Corp.  .......................    17,600        189,200
 *Rule Industries, Inc.  ...............     2,700         40,163
 *Rural/Metro Corp.  ...................     1,600         39,000
  Russ Berrie & Co., Inc.  .............    12,800        174,400
  Ryan Beck & Co.  .....................       200          1,500
 *Ryans Family Steak Houses, Inc.  .....    21,400        159,163
  Rykoff-Sexton, Inc.  .................     8,750        167,344
  Ryland Group, Inc.  ..................     7,800         96,525
 *Rymer Foods, Inc.  ...................     5,400          4,050
*#S&K Famous Brands, Inc.  .............     1,900         14,250
  S&T Bancorp, Inc.  ...................     2,200         56,650
 *SBE, Inc.  ...........................       900         11,813
 *SBS Technologies, Inc.  ..............     1,100          8,663
  SCOR U.S. Corp.  .....................     8,200        125,050
 *SCS/COMPUTE, Inc.  ...................     2,700          6,919
  SEI Corp.  ...........................     3,800         80,750
  SFFED Corp.  .........................     3,500        109,375
 *SFX Broadcasting, Inc. Class A  ......     1,200         34,500
  SI Handling, Inc.  ...................     1,050          7,088
  SJW Corp.  ...........................       600         20,850
  SKI, Ltd.  ...........................     1,000         13,750
  SL Industries, Inc.  .................     9,200         71,300
*#SLM International, Inc.  .............     5,200          7,800
 *SPS Technologies, Inc.  ..............     2,600        117,975
 *SPSS, Inc.  ..........................       200          3,713
  SPX Corp.  ...........................     6,300        101,588
 *SSE Telecom, Inc.  ...................     1,100          9,625
 *STB Systems, Inc.  ...................       900          9,394
 *Safeguard Health Enterprises, Inc.  ..     6,900         80,213
 *Safeguard Scientifics, Inc.  .........    20,700      1,024,650
 *Safeskin Corp.  ......................     1,800         33,750
 *Safety 1st, Inc.  ....................     1,400         28,000
 *Safety Components International,
   Inc. ................................     1,500         23,625
 *Safetytek Corp.  .....................     1,000         15,750
 *Saga Communications, Inc.
   Class A .............................     1,625         24,375
 *Sahara Gaming Corp.  .................     1,200          3,300
  Saint Ives Laboratories Corp.  .......     3,500         51,625
  Saint John Knits, Inc.  ..............       200          9,375
  Saint Joseph Light & Power Co.  ......    27,200        853,400
  Saint Mary Land & Exploration Co.  ...     1,800         24,413
  Saint Paul Bancorp, Inc.  ............     7,350        183,750

                                      53

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
 *Salant Corp. DE  .....................     5,900      $ 21,388
  Salem Corp.  .........................     2,950        60,844
 *Salick Health Care, Inc.
   Redeemable Shares ...................     2,850       104,381
 *Salton/Maxim Housewares, Inc.  .......     1,200         3,675
 *Sam & Libby, Inc.  ...................     3,400         4,144
 *San Filippo (John B.) & Son, Inc.  ...     3,000        27,000
 *San Francisco Co. Class A  ...........       400         1,800
  Sanderson Farms, Inc.  ...............     4,200        45,675
  Sands Regent Casino Hotel  ...........     2,000        11,500
  Sandwich Co-Operative Bank MA  .......       200         3,625
  Sandy Corp.  .........................     1,000        12,625
 *Sangstat Medical Corp.  ..............     1,900        14,844
*#Sanifill, Inc.  ......................     7,100       237,850
 *Sanmina Corp.  .......................     3,400       175,100
 *Santa Cruz Operation, Inc.  ..........    17,000       103,063
 *Santa Monica Bank CA  ................     1,000        12,500
 *Satcon Technology Corp.  .............     1,400        13,038
 *Satellite Technology Management,
   Inc. ................................     2,300        37,663
  Savannah Foods & Industries, Inc.  ...    10,500       129,938
 *Savoy Pictures Entertainment, Inc.  ..     9,800        58,800
  Sbarro, Inc.  ........................     8,100       181,238
 *Scan-Optics, Inc.  ...................    14,900        40,975
  Schawk, Inc. Class A  ................     3,200        21,600
 *Schieb (Earl), Inc.  .................     7,900        55,300
 *Schuler Homes, Inc.  .................    12,300       110,700
  Schult Homes Corp.  ..................     1,100        18,975
  Schultz Sav-O Stores, Inc.  ..........     3,000        45,375
 *Sciclone Pharmaceuticals, Inc.  ......     9,400        49,350
 *Science Dynamics Corp.  ..............     1,700         1,142
 *Scientific Games Holdings Corp.  .....     1,800        60,750
 *Scientific Software-Intercomp, Inc.  .     3,500         9,188
  Scientific Technologies, Inc.  .......     2,600        41,275
 *Scios-Nova, Inc.  ....................    14,087        54,587
  Scope Industries, Inc.  ..............     3,500       111,781
 *Score Board, Inc.  ...................     5,600        28,700
  Scotsman Industries, Inc.  ...........     3,000        49,500
 *Scott's Liquid Gold, Inc.  ...........     3,400         9,775
 *Scotts Co. Class A  ..................    11,300       228,119
  Seacoast Banking Corp. Class A  ......       700        16,975
 *Seacor Holdings, Inc.  ...............     1,200        27,450
  Seafield Capital Corp.  ..............     1,700        60,988
  Sealright Co., Inc.  .................     2,800        31,500
 *Seattle Filmworks, Inc.  .............     1,400        26,775
  Seaway Food Town, Inc.  ..............       200         3,275
  Second Bancorp, Inc.  ................       300         8,625
  Security Connecticut Corp.  ..........     2,200        56,100
 *Seda Specialty Packaging Corp.  ......     2,000        25,625
 *Seeq Technology, Inc. DE  ............    11,500        46,719
 *Seitel, Inc.  ........................     1,800        45,000
  Selas Corp. of America  ..............     1,400        11,550
  Selective Insurance Group, Inc.  .....     6,000       226,500
 *Selfix, Inc.  ........................     1,000         5,375
 *Semiconductor Packaging Materials
   Co., Inc. ...........................     2,300        21,850
 *Semtech Corp.  .......................     1,000        25,375
 *Seneca Foods Corp.  ..................       200         3,475
 *Seneca Foods Corp. Class A  ..........       200         3,188
 *Sepracor, Inc.  ......................     9,100       144,463
 *Sequa Corp. Class A  .................     2,000        58,250
 *Sequent Computer Systems, Inc.  ......     6,200        98,038
 *Sequoia Systems, Inc.  ...............     6,100        31,072
 *Sequus Pharmaceuticals, Inc.  ........    11,400       141,075

                                      54

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
*#Seragen, Inc.  .......................     6,600      $ 37,125
 *Serv-Tech, Inc.  .....................     2,600        17,063
 *Servico, Inc.  .......................     1,600        21,600
 *Servotronics, Inc.  ..................       954         4,412
  Sevenson Environmental Services,
   Inc. ................................     1,300        22,913
 *Shaman Pharmaceuticals  ..............     5,200        36,075
 *Shared Technologies, Inc.  ...........     2,600         9,588
 *Sharper Image Corp.  .................     5,900        36,875
 *Shaw Group, Inc.  ....................     1,700        16,363
 *Sheffield Medical Technologies, Inc.       1,500         5,531
  Shelby Williams Industries, Inc.  ....     3,300        42,075
 *Sheldahl, Inc.  ......................    10,300       201,494
  Shelter Components, Inc.  ............     2,425        39,709
 *Sherwood Group, Inc.  ................     5,000        42,500
 *Shiloh Industries, Inc.  .............     2,600        29,250
 *Shoe Carnival, Inc.  .................     3,000        12,188
 *Sholodge, Inc.  ......................     3,600        33,300
*#Shoney's, Inc.  ......................    16,600       178,450
  Shopko Stores, Inc.  .................    19,400       220,675
  Shoreline Financial Corp.  ...........     1,000        19,188
 *Shorewood Packaging Corp.  ...........     7,700       108,763
 *Show Biz Pizza Time, Inc.  ...........     7,400        94,350
  Showboat, Inc.  ......................     6,800       183,600
 *Showscan Corp.  ......................     4,000        26,000
*#Shuffle Master, Inc.  ................     1,800        24,300
 *Sierra Health Services, Inc.  ........     5,921       193,913
 *Sierra On-Line, Inc.  ................     3,200       109,600
 *Sierra Semiconductor Corp.  ..........    13,600       249,900
  Sierra Tahoe Bancorp  ................       200         2,288
 *Sifco Industries, Inc.  ..............     8,800        39,050
 *Sight Resource Corp.  ................     1,000         7,500
 *Sigma Designs, Inc.  .................     8,700        52,200
 *Signal Apparel Co., Inc. Class A  ....     4,200        26,250
 *Signal Technology Corp.  .............     2,700        15,356
 *Silicon Valley Bancshares  ...........     4,200        93,450
 *Siliconix, Inc.  .....................     4,000       157,500
*#Silver King Communications, Inc.  ....     1,300        45,338
 *Silverado Foods, Inc.  ...............     1,100         3,713
  Simmons First National Corp.
   Class A .............................       200         5,850
 *Simmons Outdoor Corp.  ...............     1,000        10,313
  Simpson Industries, Inc.  ............     7,650        72,675
 *Simula, Inc.  ........................     3,450        70,294
 *Sinter Metals, Inc. Class A  .........     1,000        10,625
 *Sirena Apparel Group, Inc.  ..........       700         4,025
 *Sithe Energies, Inc.  ................    22,500       143,438
  Sizzler International, Inc.  .........    16,200        62,775
  Skyline Corp.  .......................     3,400        63,750
  Skywest, Inc.  .......................     5,100        70,444
 *Sloane's Supermarkets, Inc.  .........       900         3,375
  Smart & Final Food, Inc.  ............    12,150       233,888
  Smith (A.O.) Corp.  ..................     5,900       140,125
 *Smith Environmental Technologies
   Corp. ...............................     2,900        12,506
 *Smithfield Foods, Inc.  ..............     6,600       204,600
  Snyder Oil Corp.  ....................    12,100       140,663
 *Sodak Gaming, Inc.  ..................     3,000        58,500
 *Sofamor/Danek Group, Inc.  ...........     9,500       218,500
 *Softdesk, Inc.  ......................     3,000        67,875
 *Softech, Inc.  .......................     1,600         6,100
 *Softnet Systems, Inc. (Private
   Placement) ..........................     2,536        22,539
 *Software Publishing Corp.  ...........     5,000        16,875

                                      55

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
 *Software Spectrum, Inc.  .............     1,900      $ 37,644
 *Somatix Therapies Corp.  .............     6,100        30,500
 *Somatogen, Inc.  .....................     8,200       112,750
  Somerset Group, Inc.  ................       200         3,550
 *Sonic Corp.  .........................     6,000       129,750
 *Sonic Solutions  .....................     1,500        11,156
 *Sound Advice, Inc.  ..................     1,900         3,800
  South Jersey Industries, Inc.  .......     3,448        73,701
*#Southdown, Inc.  .....................    12,400        34,050
  Southeastern Michigan Gas
   Enterprises, Inc. ...................     2,371        42,085
  Southern California Water Co.  .......     3,900        73,613
 *Southern Electronics Corp.  ..........     2,750        14,266
 *Southern Energy Homes, Inc.  .........     3,750        67,031
 #Southern Indiana Gas & Electric  Co.       3,200       106,800
 *Southern Union Co.  ..................     5,990       143,011
 *Southwall Technologies, Inc.  ........     3,500        14,438
  Southwest Bancorp, Inc.  .............     1,500        26,250
  Southwest Bancshares, Inc. DE  .......       900        24,638
  Southwest Gas Corp.  .................     6,300       113,400
  Southwest National Corp.  ............       200         6,800
  Southwest Securities Group, Inc  .....     1,600        16,400
  Southwest Water Co.  .................     1,000         9,313
  Southwestern Energy Co.  .............     6,600        85,800
 *Southwestern Life Corp.  .............    19,200           749
  Sovereign Bancorp, Inc.  .............    19,307       203,930
 *Spacelabs Medical, Inc.  .............     3,000        79,500
 *Spaghetti Warehouse, Inc.  ...........     3,400        16,575
  Span-American Medical System,  Inc.  .     1,700         9,881
  Spartan Motors, Inc.  ................     8,900        99,013
  Spartech Corp.  ......................     5,600        37,800
 *Sparton Corp.  .......................     7,700        31,763
 *Spec's Music, Inc.  ..................     5,300        11,925
 *Special Devices, Inc.  ...............     2,900        44,406
 *Specialty Chemical Resources, Inc.  ..     2,600         6,825
 *Specialty Equipment Co., Inc.  .......     3,300        34,238
 *Specialty Paperboard, Inc.  ..........     1,600        20,200
 *Spectran Corp.  ......................     3,200        17,200
 *Spectranetics Corp.  .................     7,302        22,362
 *Spectrian Corp.  .....................     1,500        35,438
 *Spectrum Control, Inc.  ..............     4,200        14,438
 *Spectrum Holobyte, Inc.  .............    10,400        89,050
 *Speizman Industries, Inc.  ...........     1,800         5,288
 *Spire Corp.  .........................     3,200         8,200
 *Sport Chalet, Inc.  ..................     1,400         3,675
  Sport Supply Group, Inc.  ............     1,250         9,063
*#Sportmart, Inc.  .....................     1,300        10,238
 *Sports & Recreation, Inc.  ...........     9,900        69,300
 *Sports Authority, Inc.  ..............       200         4,225
 *Spreckels Industries, Inc. Class A  ..     1,200        16,725
 *Staar Surgical Co.  ..................     3,700        43,475
 *Stac Electronics  ....................     9,300       111,600
 *Stacey's Buffet, Inc.  ...............     3,700         2,197
 *Staff Builders, Inc.  ................     8,300        24,900
  Stage II Apparel Corp.  ..............     1,700         5,100
 *Standard Brands Paint Co.  ...........     5,100         5,100
 *Standard Commercial Corp.  ...........     2,311        26,864
 *Standard Management Corp.  ...........     2,000         9,750
 *Standard Microsystems Corp.  .........     8,800       181,500
  Standard Motor Products, Inc.
   Class A .............................     3,900        58,500
  Standard Pacific Corp. DE  ...........    12,200        70,150
  Standard Products Co.  ...............     6,700       108,038
  Standard Register Co.  ...............     4,500        92,531

                                      56

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
  Standex International Corp.  .........     4,400      $160,050
 *Stanford Telecommunications, Inc.  ...     6,900       128,513
 *Stanley Furniture, Inc.  .............       200         1,650
  Stant Corp.  .........................    10,000        90,000
 *Starcraft Corp.  .....................       200           963
  Starret Housing Corp.  ...............     3,900        29,494
  Starrett (L.S.) Co. Class A  .........     1,400        32,725
 *Starsight Telecast, Inc.  ............     8,400        35,700
 *Starter Corp.  .......................     5,300        35,775
  State Auto Financial Corp.  ..........       400         9,200
 *State of the Art, Inc.  ..............     5,200        52,650
 *Station Casinos, Inc.  ...............       200         3,000
 *Steck-Vaughn Publishing Corp.  .......     1,000         7,250
  Steel Technologies, Inc.  ............     3,100        27,125
 *Steel of West Virginia, Inc.  ........     4,400        44,000
 *Stein Mart, Inc.  ....................     6,200        78,275
  Stepan Co.  ..........................     6,400        99,200
  Stephan Co.  .........................     1,700        26,988
 *Sterile Concepts Holdings, Inc.  .....       900        12,600
 *Steris Corp.  ........................     7,000       284,375
  Sterling Bancorp  ....................     3,900        42,900
  Sterling Bancshares  .................       200         3,450
 *Sterling Chemicals, Inc.  ............    16,700       139,863
 *Sterling Electronics Corp.  ..........     4,800        80,400
 *Sterling Financial Corp. WA  .........       220         2,970
 *Stevens Graphics Corp. Class A  ......     4,000        27,750
  Stewart Information Services Corp.  ..     1,500        33,188
  Stifel Financial Corp.  ..............     1,600         9,400
 *Stimsonite Corp.  ....................       500         4,563
 *Stokely USA, Inc.  ...................    10,100        56,813
  Stone & Webster, Inc.  ...............     7,200       266,400
 *Strategic Distribution, Inc.  ........     6,400        40,400
  Strawbridge & Clothier Class A  ......     4,200        93,450
  Stride Rite Corp.  ...................       300         2,625
 *Strouds, Inc.  .......................     1,700         6,853
 *Structural Dynamics Research  Corp.  .     8,700       177,806
 *Struthers Industries, Inc.  ..........     2,100         4,594
 *Stuart Entertainment, Inc.  ..........     1,000         6,750
  Student Loan Corp.  ..................     5,600       198,100
  Sturm Ruger & Co., Inc.  .............     8,500       248,625
 *Submicron Systems Corp.  .............     4,600        46,575
 *Sudbury, Inc.  .......................     3,200        25,200
  Suffolk Bancorp  .....................     1,000        36,000
 *Sugen, Inc.  .........................     1,700        18,488
 *Sulcus Computer Corp.  ...............     5,800        11,963
  Sullivan Dental Products, Inc.  ......     5,800        53,288
  Sumitomo Bank of California  .........     3,900        93,600
 *Summa Four, Inc.  ....................     1,300        19,825
 *Summagraphics Corp.  .................     1,500         2,859
  Summit Bancorp, Inc. WA  .............     3,378        97,751
 *Summit Care Corp.  ...................     1,400        31,500
  Summit Family Restaurants, Inc.  .....     2,900        15,044
 *Summit Technology, Inc.  .............     6,400       305,600
 *Sun Coast Plastics, Inc.  ............     1,600        13,400
 *Sun Sportswear, Inc.  ................     2,300         8,050
  Sun Television and Appliances, Inc.  .     8,600        48,375
 *Sunair Electronics, Inc.  ............     3,000         7,500
 *Sunbelt Company, Inc.  ...............       200         1,575
 *Sunbelt Nursery Group, Inc.  .........     2,600         7,963
 *Suncoast Savings & Loan
   Association FSA .....................       800         5,088
 *Sundance Homes, Inc.  ................     4,300        11,019
 *Sunrise Bancorp CA  ..................     1,300         3,331
 *Sunrise Leasing Corp.  ...............     1,700         5,313

                                      57

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
 *Sunrise Medical, Inc.  ...............     7,200      $124,200
*#Sunshine Mining and Refining Co.  ....     3,000         4,875
  Super Food Services, Inc.  ...........     7,300        93,075
 *Superconductor Technologies, Inc.  ...     1,200         5,925
 *Supercuts, Inc.  .....................     6,800        56,950
  Superior Surgical Manufacturing  Co.,
   Inc. ................................    39,800       358,200
 *Supertex, Inc.  ......................    31,300       324,738
 *Suprema Specialties, Inc.  ...........     1,000         5,000
 *Supreme Industries, Inc.  ............     2,300        18,544
 *Supreme International Corp.  .........       700        11,463
 *Surgical Laser Technologies, Inc.  ...     2,500         2,813
 *Surgical Technologies, Inc.  .........     1,000         1,531
 *Survival Technology, Inc.  ...........     1,200        10,950
  Susquehanna Bancshares, Inc.  ........     3,875       112,859
 *Swift Energy Corp.  ..................     6,820        74,168
 *Swift Transportation, Inc.  ..........     7,200       119,700
 *Swing-n-Slide Corp.  .................     4,800        19,800
 *Swisher International, Inc.  .........       200           900
 *Sybron Chemicals, Inc.  ..............     1,100        13,613
 *Sylvan Foods Holdings, Inc.  .........     2,469        27,005
 *Sylvan Learning Systems, Inc.  .......     1,800        43,650
 *Symix Systems, Inc.  .................     1,000        11,125
 *Symmetricom, Inc.  ...................     9,800       147,000
 *Syms Corp.  ..........................     9,900        75,488
  Synalloy Corp. DE  ...................    14,400       297,900
 *Synbiotics Corp.  ....................     2,300         6,038
 *Syncor International Corp. DE  .......     4,200        29,925
 *Synetic, Inc.  .......................     7,100       186,375
 *Syntellect, Inc.  ....................     4,500        15,188
*#Syquest Technology, Inc.  ............     3,100        33,131
 *Syratech Corp.  ......................       300         6,188
 *Systemed, Inc.  ......................    17,976       105,609
 *Systemix, Inc.  ......................     2,800        40,600
*#Systems & Computer Technology Corp. ..    16,700       308,950
 *Systemsoft Corp.  ....................     2,000        26,750
 *T Cell Sciences, Inc.  ...............     6,900        23,719
 *T-HQ, Inc.  ..........................       200           775
 *TBC Corp.  ...........................     8,950        63,769
  TCBY Enterprises, Inc.  ..............     7,900        33,575
 *TCC Industries, Inc.  ................     1,100         2,750
 *TCI International, Inc.  .............     1,600        14,800
 *TCSI Corp.  ..........................     3,800        66,263
 *TFC Enterprises, Inc.  ...............     3,200        22,200
 *TII Industries, Inc.  ................     1,760        15,290
 #TJ International, Inc.  ..............     8,800       155,100
 *TMBR/Sharp Drilling, Inc.  ...........     1,300        10,969
  TNP Enterprises, Inc.  ...............     3,200        58,800
  TNT Freightways Corp.  ...............     6,600       129,525
 *TPI Enterprises, Inc.  ...............     6,100        20,969
  TR Financial Corp.  ..................     3,900        97,013
 *TRC Companies, Inc.  .................     4,600        27,025
 *TRM Copy Centers Corp.  ..............     4,000        38,750
 *TRO Learning, Inc.  ..................     2,400        19,500
 *TSF Communications Corp.  ............     2,400        30,300
  TSI, Inc. MN  ........................     2,100        25,463
  TSR, Inc.  ...........................       200         1,175
 *TSX Corp.  ...........................     3,500        71,313
  Tab Products Co. DE  .................     2,400        16,200
 *Taco Cabana Inc.  ....................     9,200        50,600
 *Talley Industries, Inc.  .............     2,800        22,050
 *Tandy Brand Accessories, Inc.  .......     2,100        14,438
 *Tandy Crafts, Inc.  ..................     5,600        42,000
 *Tanknology Environmental, Inc.  ......     5,700        12,825

                                      58

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
 *Target Technologies, Inc.  ...........       900      $  6,694
 *Target Therapeutics, Inc.  ...........     1,400       109,725
 *Targeted Genetics Corp.  .............     5,000        25,938
  Tasty Baking Co.  ....................     3,700        49,488
 *Tatham Off-Shore, Inc.  ..............     5,000         5,625
 *Team, Inc.  ..........................     2,300         5,463
 *Tech Data Corp.  .....................     7,600       128,725
 *Tech-Sym Corp.  ......................     2,700        80,663
  Tech/Ops Sevcon, Inc.  ...............     2,800        30,100
  Technalysis Corp.  ...................       500         6,188
 *Techne Corp.  ........................     2,700        63,113
 *Technical Communications Corp.  ......     1,000         8,750
  Technitrol, Inc.  ....................     4,200        81,900
 *Technol Medical Products, Inc.  ......     6,000       105,375
 *Technology Solutions Corp.  ..........     5,000        85,000
 *Tejas Gas Corp.  .....................     3,960       195,030
 *Tejas Power Corp.  ...................     5,200        41,600
  Tejon Ranch Co.  .....................     9,100       133,088
 *Tekelec  .............................     4,200        67,725
 *Telco Systems, Inc.  .................     5,800        56,188
 *Telebit Corp.  .......................     5,300        23,519
  Telxon Corp.  ........................     4,700       110,450
 *Temtex Industries, Inc.  .............       700         3,150
  Tennant Co.  .........................     2,200        55,000
*#Terex Corp.  .........................     4,500        20,813
 *Tesoro Petroleum Corp.  ..............     9,800        82,075
 *Tetra Tech, Inc.  ....................     4,250        98,813
 *Tetra Technologies, Inc.  ............     6,200       102,300
 *Texas Biotechnology Corp.  ...........     3,500         5,906
  Texas Industries, Inc.  ..............     7,700       394,625
 *Texas Meridian Resources Corp.  ......     2,100        25,988
 *Texfi Industries, Inc.  ..............     3,800        10,925
 *Thackeray Corp.  .....................     3,600        15,750
 *Theragenics Corp.  ...................     4,400        24,475
*#Theratech, Inc. UT  ..................     3,000        55,875
 *Theratx, Inc.  .......................     8,600       116,100
 *Thermedics, Inc.  ....................    12,900       282,188
 *Thermo Fibertek, Inc.  ...............    29,550       583,613
 *Thermo Power Corp.  ..................     7,600       104,500
 *Thermo Process Systems, Inc.  ........     4,300        55,900
  Thermo Remediation, Inc.  ............     2,100        29,400
 *Thermo Voltek Corp.  .................     1,200        19,500
 *Thermwood Corp.  .....................     1,000         2,313
  Thiokol Corp.  .......................     7,400       250,675
 *Thomas Group, Inc.  ..................     1,800        27,000
  Thomas Industries, Inc.  .............     1,900        38,713
  Thomaston Mills, Inc.  ...............     1,000        13,125
  Thor Industries, Inc.  ...............     4,000        66,500
  Thorn Apple Valley, Inc.  ............     4,000        66,000
 *Three-Five Systems, Inc.  ............     3,100        67,038
*#Timberland Co. Class A  ..............     3,000        57,750
  Timberline Software Corp.  ...........     1,400        12,513
 *Tipperary Corp.  .....................     4,500        19,125
 *Titan Corp.  .........................     7,500        51,563
  Titan Holdings, Inc.  ................     1,510        20,574
  Titan Wheel International, Inc.  .....     6,400       109,600
  Toastmaster, Inc.  ...................     2,300        10,063
*#Todays Man, Inc.  ....................     4,900        22,356
 *Todd Shipyards Corp.  ................     4,200        25,200
  Todd-AO Corp. Class A  ...............       220         1,733
 *Todhunter International, Inc.
  (Private  Placement) .................     3,600        25,110
 *Tokheim Corp.  .......................     3,100        20,538
 *Tokos Medical Corp.  .................     5,300        43,063

                                      59

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
*#Toll Brothers, Inc.  .................    13,400      $242,875
  Tompkins County Trust Co.  ...........       220         6,243
*#Top Source Technologies, Inc.  .......    10,600        85,463
 *Topps, Inc.  .........................    20,000       101,250
 *Tops Appliance City, Inc.  ...........     2,900         9,788
 *Toreador Royalty Corp.  ..............     1,500         3,750
  Toro Co.  ............................     3,700       117,013
  Tower Air, Inc.  .....................     9,000        62,438
 *Tower Automotive, Inc.  ..............     1,100        16,638
 *Tracor, Inc.  ........................     2,700        40,500
 *Tractor Supply Co.  ..................     5,000        98,125
 *Trak Auto Corp.  .....................     3,300        51,975
 *Trans World Entertainment Corp.  .....     3,900        10,238
 *TransNet Corp.  ......................     2,000         7,063
 *Transaction Network Services, Inc.  ..       500        12,063
 *Transcend Services, Inc.  ............       200           975
 *Transcisco Industries, Inc.  .........     1,100         3,163
 *Transmation, Inc.  ...................     1,000         6,125
  Transmedia Network, Inc.  ............     5,650        57,913
  Transport Financial Bancorp, Inc.  ...     2,100        35,831
  Transport Leasing International,
   Inc. ................................     1,700         6,269
  Transtechnology Corp.  ...............     3,000        36,000
 *Transworld Bancorp  ..................       200         2,875
 *Travel Ports of America, Inc.  .......     1,500         4,313
  Treadco, Inc.  .......................     3,000        17,625
  Tredegar Industries, Inc.  ...........     1,300        41,275
 *Tremont Corp. DE  ....................     4,700        78,138
 *Trend-Lines, Inc. Class A  ...........       600         7,050
 #Trenwick Group, Inc.  ................     3,000       154,125
 *Tri-Lite, Inc.  ......................        29            16
 *Triad Guaranty, Inc.  ................       200         5,350
 *Triad Systems Corp.  .................     4,500        25,031
 *Triangle Pacific Corp.  ..............     6,500       103,594
 *Tricord Systems, Inc.  ...............     5,200        15,925
 *Trident Microsystems, Inc.  ..........     2,300        81,075
 *Tridex Corp.  ........................     1,500        11,719
 *Trimark Holdings, Inc.  ..............     1,700        12,325
 *Trimble Navigation, Ltd.  ............     5,200       105,300
 *Trimedyne, Inc.  .....................     3,800        10,450
 *Trinitec Systems, Inc. Class A  ......     1,400         7,175
  Trion, Inc.  .........................     2,300        11,788
 *Triple S Plastics, Inc.  .............       700         4,725
 *Tripos, Inc.  ........................     2,000        15,500
 *Triquint Semiconductor, Inc.  ........       200         3,325
 *Trism, Inc.  .........................     1,100         8,525
 *Tristar Corp.  .......................     1,000         6,875
  True North Communications, Inc.  .....    12,600       258,300
 *Truevision, Inc.  ....................     3,800        27,788
  Trust Company of New Jersey  .........     7,700       102,506
  Trustco Bank Corp. NY  ...............     8,184       178,002
  Tseng Laboratories, Inc.  ............     5,900        57,156
 *Tuboscope Vetco International, Inc.  .     8,400        49,350
 *Tucker Drilling Co., Inc.  ...........       500         3,844
 *Tuesday Morning Corp.  ...............     3,600        20,250
 *Tultex Corp.  ........................    14,900        70,775
 *Turner Corp.  ........................     2,600        24,050
  Tuscarora Plastics, Inc.  ............     3,500        83,125
  Twin Disc, Inc.  .....................     1,400        32,025
 *Tyco Toys, Inc.  .....................    15,800        86,900
 *Tyler Corp.  .........................     7,900        27,650
  U.S. Bancorp, Inc.  ..................     1,000        31,375
 *UNC, Inc.  ...........................    12,600        70,875
  UNR Industries, Inc.  ................    18,300       163,556
 *URS Corp.  ...........................     5,000        34,375
 *US Can Corp.  ........................     8,800       113,300

                                      60

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
 *US Delivery Systems, Inc.  ...........     1,200      $ 28,200
 *US Servis, Inc.  .....................     2,500        10,938
 *US Trust Corp.  ......................     2,900       137,750
 *USA Truck, Inc.  .....................     1,900        21,256
 *USData Corp.  ........................     3,450        64,688
 *USMX, Inc.  ..........................     5,900        11,063
 *UST Corp.  ...........................     7,900       117,513
  USX-Delhi Group  .....................     5,000        51,250
 *Ultimate Electronics, Inc.  ..........     1,100         9,213
 *Ultra Pacific, Inc.  .................     1,700         6,481
 *Ultrak, Inc.  ........................     2,600        13,325
 *Ultralife Batteries, Inc.  ...........     3,000        65,250
  Uni-Marts, Inc.  .....................     2,500        22,813
  Unico American Corp.  ................     3,000        18,188
  Unifirst Corp.  ......................     6,200        98,425
 *Uniflex, Inc.  .......................       900         8,213
  Uniforce Temporary Personnel, Inc.  ..     2,700        25,988
 *Unigene Laboratories, Inc.  ..........     5,100         8,288
 *Unilab Corp.  ........................    11,900        35,700
 *Unimed, Inc.  ........................     2,800        18,550
 *Union Corp. DE  ......................     3,900        66,300
 *Union Switch & Signal, Inc.  .........     5,900        40,563
*#Uniphase Corp.  ......................     3,000       105,375
 *Unique Mobility, Inc.  ...............     4,000        16,000
 *Uniroyal Technology Corp.  ...........     5,200        16,900
 *Unit Corp.  ..........................     5,400        20,925
  Unit Instruments, Inc.  ..............     2,100        29,400
 *United American Healthcare Corp.  ....     3,700        39,313
  United Bankshares, Inc. WV  ..........     1,500        45,563
  United Carolina Bancshares Corp.  ....     6,300       235,463
  United Cities Gas Co.  ...............     4,950        82,913
 *United Foods, Inc. Class A  ..........     1,000         2,000
 *United Guardian, Inc.  ...............     1,000         2,250
  United Illuminating Co.  .............     5,600       208,600
  United Industrial Corp.  .............     5,300        25,175
 *United Insurance Companies, Inc.  ....    14,000       241,500
 *United Meridian Corp.  ...............     5,600        93,100
  United National Bancorp  .............       212         6,996
 *United Retail Group, Inc.  ...........     5,500        26,125
 *United States Alcohol Testing
   America, Inc. .......................    13,200        27,225
*#United States Bioscience, Inc.  ......    22,400        84,000
 *United States Energy Corp.  ..........     2,100         8,334
  United States Facilities Corp.  ......     5,700       124,688
*#United States Filter Corp.  ..........     6,000       132,000
 *United States Home Corp.  ............     2,600        67,600
 *United States Homecare Corp.  ........     3,800         9,500
 *United States Long Distance Corp.  ...     3,300        43,106
  United Stationers, Inc.  .............       222         4,967
 *United Video Satellite Group, Inc.
   Class A .............................       200         5,600
 *United Waste Systems, Inc.  ..........     2,400        96,300
  United Water Resources, Inc.  ........    13,300       161,263
  United Wisconsin Services, Inc.  .....     3,100        70,913
 *Unitel Video, Inc.  ..................       600         3,113
  Unitil Corp.  ........................       200         4,050
  Unitog Co.  ..........................     1,500        36,938
 *Unitrode Corp.  ......................     3,800       108,775
  Univar Corp.  ........................     8,700       106,575
 *Universal Electronics, Inc.  .........     2,700        19,575
  Universal Forest Products, Inc.  .....     8,200        72,775
 *Universal Health Services, Inc.
   Class B .............................     5,500       226,875
 *Universal Hospital Services, Inc.  ...     2,200        21,175

                                      61

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
 *Universal International, Inc.  .......     1,500      $  7,500
 *Universal Seismic Association, Inc.  .     1,700         4,834
 *Universal Standard Medical Labs,
   Inc. ................................     1,700         8,181
 *Uno Restaurant Corp.  ................     7,000        48,125
  Upper Peninsula Energy Corp.  ........     1,000        19,250
 *Uranuim Resources, Inc.  .............     2,000        11,000
 *Urban Outfitters, Inc.  ..............     1,700        38,463
*#Uromed Corp.  ........................    10,000       100,625
 *Utah Medical, Inc.  ..................     3,000        44,063
 *Utilx Corp.  .........................     2,900         6,163
 *V Band Systems, Inc.  ................     1,000         1,469
 *V Mark Software, Inc.  ...............     1,538        10,189
 *VTEL Corp.  ..........................     4,000        79,750
  VWR Scientific Products Corp.  .......     3,300        39,188
 *Valence Technology, Inc.  ............    12,100        54,450
 *Vallen Corp.  ........................     4,200        91,875
  Valley Forge Corp.  ..................       100         1,800
  Valley Resources, Inc.  ..............     1,500        15,938
  Vallicorp Holdings, Inc.  ............     3,200        43,200
  Valmont Industries, Inc.  ............     3,200        81,600
 *Value City Department Stores, Inc.  ..    12,800        86,400
  Value Line, Inc.  ....................     3,500       122,938
 *Valuevision International, Inc.
   Class A .............................    10,800        60,075
 *Vans, Inc.  ..........................     5,000        36,406
 *Varco International, Inc.  ...........    13,400       122,275
 *Vari L Co., Inc.  ....................       500         6,750
 *Variflex, Inc.  ......................     3,900        31,200
 *Varitronic Systems, Inc.  ............       900         8,775
 #Varlen Corp.  ........................     1,100        28,738
  Varsity Spirit Corp.  ................       200         2,850
 *Vaughn Communications, Inc.  .........     1,100        10,038
 *Vectra Technologies, Inc.  ...........     2,700         7,594
*#Ventritex, Inc.  .....................     5,000       108,438
 *Ventura County National Bancorp  .....     2,564         9,615
  Venture Stores, Inc.  ................    10,400        37,700
 *Venturian Corp.  .....................       200         1,125
  Vermont Financial Services Corp.  ....     2,000        63,500
 *Vermont Teddy Bear, Inc.  ............       200           800
  Versa Technologies, Inc.  ............     1,100        15,675
 *Versar, Inc.  ........................       600         2,138
 *Vertex Communications Corp.  .........     1,600        24,800
 *Vertex Pharmaceuticals, Inc.  ........     6,400       130,000
  Vesta Insurance Group, Inc.  .........     1,800        80,550
 *Veterinary Centers of America, Inc.  .     1,400        21,350
 *Vical, Inc.  .........................     7,000        65,188
 *Vicorp Restaurants, Inc.  ............     3,100        35,456
  Victoria Bankshares, Inc.  ...........     2,000        65,500
 *Video Display Corp.  .................       700         2,669
 *Video Lottery Technologies, Inc.  ....     1,400         5,600
 *Videonics, Inc.  .....................     1,100        13,338
 *Vie de France Corp.  .................     5,500        18,563
 *Viewlogic Systems, Inc.  .............     3,900        43,144
  Vintage Petroleum, Inc.  .............     6,200       127,100
  Virco Manufacturing Corp.  ...........     1,464        14,823
  Virginia Beach Federal Financial
   Corp. ...............................     2,000        15,875
  Virginia First Financial Corp.  ......       400         4,350
 *Vision Sciences, Inc.  ...............     2,000         5,125
 *Visx, Inc. DE  .......................     2,500        85,938
  Vital Signs, Inc.  ...................     4,000        80,500
 *Vitalink Pharmacy Services, Inc.  ....     1,000        19,063
 *Vitesse Semiconductor, Inc.  .........     8,800        98,450
 *Vitronics Corp.  .....................     3,000         7,500
 *Volt Information Sciences, Inc.  .....     2,000        52,500

                                      62

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares        Value+
                                            ------        ------
 *Volunteer Capital Corp.  .............     1,800      $ 18,450
  WD-40 Co.  ...........................     2,000        80,000
*#WHX Corp.  ...........................    20,300       223,300
  WICOR, Inc.  .........................     8,500       261,375
  WLR Foods, Inc.  .....................     8,700       141,375
 *WMS Industries, Inc.  ................     9,600       176,400
 *WPI Group, Inc.  .....................     2,300         7,475
 *WRT Energy Corp.  ....................     3,700         2,948
  Wabash National Corp.  ...............     5,000       140,000
  Wackenhut Corp. Class A  .............     1,100        18,700
  Wackenhut Corp. Class B Non-Voting ...     1,025        15,119
 *Wahlco Environmental System, Inc.  ...     5,400        10,800
 *Wainoco Oil Corp.  ...................     8,100        23,288
  Walbro Corp.  ........................     6,000       118,500
 *Walker Interactive Systems, Inc.  ....     7,400        55,500
*#Wall Data, Inc.  .....................     1,900        29,688
 *Wall Street Deli, Inc.  ..............     1,500        10,500
  Walshire Assurance Co.  ..............     1,050        17,391
 *Warner Insurance Services, Inc.  .....     5,300         7,288
 *Warrantech Corp.  ....................     5,200        26,650
  Warren Bancorp, Inc.  ................     1,000        10,688
  Washington Energy Co.  ...............     9,400       172,725
 *Washington Homes, Inc.  ..............     2,400        12,000
  Washington National Corp.  ...........     7,300       180,675
  Washington Savings Bank FSB
   Waldorf,  MD ........................     1,100         6,050
 *Washington Scientific Industries,
   Inc. ................................     1,000         4,250
 #Waterhouse Investor Services, Inc.  ..     6,250       123,438
  Waters Instruments, Inc.  ............       200           863
  Watkins-Johnson Co.  .................     4,900       222,338
  Watsco, Inc. Class A  ................       900        14,850
  Watts Industries, Inc. Class A  ......     8,600       176,300
 *Waxman Industries, Inc.  .............     1,800         1,463
  Webb (Del) Corp.  ....................     6,700       135,675
  Webster Financial Corp.  .............     1,184        30,636
 *Wedco Technology, Inc.  ..............     1,155        13,138
 *Weirton Steel Corp.  .................    16,700        73,063
 *Weitek Corp.  ........................     6,000        20,625
 *Welcome Home, Inc.  ..................     1,000         2,469
 *Wellcare Management Group, Inc.  .....     1,000        21,125
 *Wells-Gardner Electronics Corp.  .....     1,600         6,000
  Werner Enterprises, Inc.  ............     5,200       109,850
  Wesbanco, Inc.  ......................     1,000        27,125
  West Coast Bancorp  ..................       990        16,706
  West, Inc.  ..........................     9,900       237,600
  Westamerica Bancorporation  ..........     4,800       196,200
 *Westbridge Capital Corp.  ............     1,100         6,600
  Westco Bancorp, Inc.  ................       800        21,900
  Westcorp, Inc.  ......................    17,330       337,935
 *Westcott Communications, Inc.  .......     5,800        81,925
  Westerfed Financial Corp.  ...........       900        14,288
  Western Bank Coos Bay, OR  ...........     1,259        23,449
 *Western Beef, Inc.  ..................     2,700        15,863
  Western Gas Resources, Inc.  .........     6,100        99,125
 *Western Micro Technology, Inc.  ......     1,000         5,688
 *Western Publishing Group, Inc.  ......     6,400        57,200
 *Western Waste Industries  ............    10,400       191,100
 *Western Water Co.  ...................       800        20,700
 *Westmoreland Coal Co.  ...............     3,800         9,500
 *Weston (Roy F.), Inc. Class A  .......     3,000        16,875
  Westwood One, Inc.  ..................    13,800       194,063
 *Wet Seal, Inc. Class A  ..............     1,700        14,556
 *Whitehall Corp.  .....................       200         7,025

                                      63

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED
                                            Shares          Value+
                                            ------          ------
  Whitney Holdings Corp.  ..............     6,600        $203,775
 *Whittaker Corp.  .....................     1,700          30,175
 *Whole Foods Market, Inc.  ............     7,800         113,100
 *Wholesome & Hearty Foods, Inc.  ......     2,100          19,163
  Wiley (John) & Sons, Inc. Class A  ...       400          13,000
 *Williams Clayton Energy, Inc.  .......     2,300           5,463
 *Williams Controls, Inc.  .............     6,700          18,634
 *Williams-Sonoma, Inc.  ...............     7,625         151,547
  Wilshire Oil Co. of Texas  ...........     3,975          23,850
 *Wind River Systems, Inc.  ............     1,700          49,194
 #Windmere Corp.  ......................     7,400          44,400
  Winnebago Industries, Inc.  ..........     8,300          64,325
 *Winstar Communications, Inc.  ........     6,200          86,800
  Winthrop Resources Corp.  ............     1,600          26,900
  Wireless Telecom Group, Inc.  ........     1,650          28,463
*#Wisconsin Pharmacal Co.  .............     2,100           8,138
  Wiser Oil Co.  .......................     2,300          28,750
  Wolohan Lumber Co.  ..................     2,200          19,663
 *Wolverine Tube, Inc.  ................     3,600         121,950
  Wolverine World Wide, Inc.  ..........     4,975         156,713
 *Wonderware Corp.  ....................     3,000          79,125
  Woodhead Industries, Inc.  ...........     2,100          33,469
  Workingmens Capital Holdings, Inc.  ..       200           3,500
 *World Acceptance Corp.  ..............    12,300         146,063
  World Fuel Services Corp.  ...........     4,704          67,032
 *Worldcorp, Inc.  .....................    12,200         122,000
 *Worldtex, Inc.  ......................     8,800          49,500
  Worthington Foods, Inc.  .............     1,500          24,000
  Wyle Laboratories, Inc.  .............     3,200         126,000
 *Wyman-Gordon Co.  ....................    13,900         205,894
  Wynns International, Inc.  ...........     4,750         136,563
  X-Rite, Inc.  ........................     6,400          95,200
 *Xicor, Inc.  .........................     5,400          41,344
*#Xircom, Inc.  ........................     6,700          83,331
*#Xoma Corp.  ..........................     9,000          19,406
 *Xpedite Systems, Inc.  ...............     1,300          18,850
 *Xylogics, Inc.  ......................     2,000         141,000
 *Xytronyx, Inc.  ......................     1,100           1,788
  Yankee Energy Systems, Inc.  .........     4,700         108,688
 *Yellow Corp.  ........................     6,000          71,625
 *Yes Clothing Co.  ....................     1,500           3,188
  York Financial Corp.  ................     1,210          20,116
 *York Research Corp.  .................     5,000          28,906
 *Younkers, Inc.  ......................     2,500          63,125
 *Youth Services International, Inc.  ..     2,000          30,625
 *Zale Corp.  ..........................    14,000         232,750
 *Zemex Corp.  .........................     1,428          12,317
*#Zenith Electronics Corp.  ............    18,000         139,500
  Zenith National Insurance Corp.  .....     8,500         188,063
  Zero Corp.  ..........................     4,800          76,200
 *Zing Technologies, Inc.  .............     1,500          22,875
*#Zitel Corp.  .........................     3,000          33,188
 *Zoll Medical Corp.  ..................     1,800          16,200
 *Zoltek Companies, Inc.  ..............       300           4,219
  Zurn Industries, Inc.  ...............     7,800         191,100
 *Zycad Corp.  .........................     5,800          36,975
 *Zygo Corp.  ..........................       750          21,563
 *Zytec Corp.  .........................       800           7,300
                                                     -------------
 TOTAL COMMON STOCKS
  (Cost $182,185,010) ..................               220,940,925
                                                     -------------
 PREFERRED STOCKS -- (0.0%)
   Phoenix Duff & Phelps Corp.  Class A
   (Cost $25,085) ......................       770          19,250
                                                     -------------
 RIGHTS/WARRANTS -- (0.0%)
  *Advanced NMR Systems, Inc.  Warrants
   08/30/00 ............................       696               0
  *American Satellite Network, Inc.
    Warrants 06/30/99 ..................     2,525               0
  *BJ Services Co. Warrants 01/15/15  ..     1,020           4,973
  *Envoy Corp. Contingent Payment
    Rights .............................     2,000               0
  *Jamesway Corp. Warrants  01/28/10  ..       559              56

THE U.S. 6-10 SMALL COMPANY SERIES
CONTINUED


                                                                                               Shares       Value+
                                                                                              --------   ------------
 *Krug International Corp. Warrants 01/31/98  .............................................       169    $         42
 *Millicom, Inc. Contingent Value Rights  .................................................    10,100               0
 *Sound Advice, Inc. Warrants 06/14/99  ...................................................       478               0
 *Statesman Group, Inc. Contingent Payment Rights  ........................................     9,765               0
                                                                                                         ------------
TOTAL RIGHTS/WARRANTS (Cost $5,704)  ......................................................                     5,071
                                                                                                         ------------

                                                                                                Face
                                                                                              Amount
                                                                                              --------
                                                                                               (000)
TEMPORARY CASH INVESTMENTS -- (0.4%)
  Repurchase Agreement, PNC Securities Corp. 5.65%, 12/01/95 (Collateralized by U.S.
   Treasury  Notes 6.125%, 05/31/97) (Cost $780,000) ......................................   $   780         780,000
                                                                                                         ------------
TOTAL INVESTMENTS -- (99.9%) (Cost $182,995,799)  .........................................               221,745,246
                                                                                                         ------------

OTHER ASSETS AND LIABILITIES -- (0.1%)
  Other Assets  ...........................................................................                   298,883
  Liabilities  ............................................................................                   (60,281)
                                                                                                       --------------
                                                                                                              238,602
                                                                                                       --------------
NET ASSETS -- (100.0%) Applicable to 19,710,548 Outstanding $.01 Par Value Shares
  (Unlimited Number of Shares Authorized) .................................................              $221,983,848
                                                                                                      ===============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE  .................................           $         11.26
                                                                                                      ===============

------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Securities on Loan

                See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY

                      THE U.S. 6-10 SMALL COMPANY SERIES

                           STATEMENT OF OPERATIONS

                     FOR THE YEAR ENDED NOVEMBER 30, 1995

                            (AMOUNTS IN THOUSANDS)

 Investment Income
   Dividends .............................................................    $ 2,197
   Interest ..............................................................        331
   Income from Securities Lending ........................................          8
                                                                             --------
   Total Investment Income ...............................................      2,536
                                                                             --------
Expenses
   Investment Advisory Services ..........................................         57
   Accounting & Transfer Agent Fees ......................................        150
   Custodian's Fee .......................................................         36
   Legal Fees ............................................................          4
   Audit Fees ............................................................          5
   Shareholders' Reports .................................................          5
   Trustees' Fees and Expenses ...........................................          1
   Other .................................................................         24
                                                                             --------
    Total Expenses .......................................................        282
                                                                             --------
Net Investment Income  ...................................................      2,254
                                                                             --------
Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain on Investment Securities  ..............................     16,628
Change in Unrealized Appreciation (Depreciation) of Investment Securities      29,313
                                                                             --------
   Net Gain on Investment Securities .....................................     45,941
                                                                             --------
Net Increase in Net Assets Resulting from Operations  ....................    $48,195
                                                                             ========

See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY

                      THE U.S. 6-10 SMALL COMPANY SERIES

                     STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                              Year Ended     Year Ended
                                                                               Nov. 30,       Nov. 30,
                                                                                 1995           1994
                                                                             ------------   ------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income .................................................     $  2,254       $  1,709
   Net Realized Gain on Investment Securities ............................       16,628         10,407
   Change in Unrealized Appreciation (Depreciation) of Investment
     Securities  .........................................................       29,313        (10,836)
                                                                               --------       --------
   Net Increase in Net Assets Resulting from Operations ..................       48,195          1,280
                                                                               --------       --------
Distributions From:
   Net Investment Income .................................................       (2,197)        (1,700)
   Net Realized Gains ....................................................      (12,660)       (12,200)
                                                                               --------       --------
    Total Distributions ..................................................      (14,857)       (13,900)
                                                                               --------       --------
Capital Share Transactions (1):
   Shares Issued .........................................................       44,394         30,430
   Shares Issued in Lieu of Cash Distributions ...........................       12,291         12,416
   Shares Redeemed .......................................................      (11,669)       (48,521)
                                                                               --------       --------
     Net Increase (Decrease) From Capital Share Transactions  ............       45,016         (5,675)
                                                                               --------       --------
   Total Increase (Decrease) .............................................       78,354        (18,295)
Net Assets  ..............................................................
   Beginning of Period ...................................................      143,630        161,925
                                                                               --------       --------
   End of Period .........................................................     $221,984       $143,630
                                                                               ========       ========
(1) Shares Issued and Redeemed:
   Shares Issued .........................................................        4,479          3,052
   Shares Issued in Lieu of Cash Distributions ...........................        1,283          1,284
   Shares Redeemed .......................................................       (1,104)        (4,868)
                                                                               --------       --------
                                                                                  4,658           (532)
                                                                               ========       ========

                 See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY

                      THE U.S. 6-10 SMALL COMPANY SERIES

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               Year Ended     Year Ended     Feb. 3 to
                                                                Nov. 30,       Nov. 30,       Nov. 30,
                                                                  1995           1994           1993
                                                              ------------   ------------    -----------
Net Asset Value, Beginning of Period  .....................     $   9.54       $  10.39       $  10.00
                                                                --------       --------       --------
Income from Investment Operations  ........................
--------------------------------
   Net Investment Income ..................................         0.12           0.12           0.10
   Net Gains (Losses) on Securities (Realized and
     Unrealized)  .........................................         2.50          (0.07)          0.54
                                                                --------       --------       --------
   Total from Investment Operations .......................         2.62           0.05           0.64
                                                                --------       --------       --------
Less Distributions
----------------------------
   Net Investment Income ..................................        (0.12)         (0.11)         (0.10)
   Net Realized Gains .....................................        (0.78)         (0.79)         (0.15)
                                                                --------       --------       --------
   Total Distributions ....................................        (0.90)         (0.90)         (0.25)
                                                                --------       --------       --------
Net Asset Value, End of Period  ...........................     $  11.26       $   9.54       $  10.39
                                                                ========       ========       ========
Total Return  .............................................        29.19%          0.59%          6.35%#
Net Assets, End of Period (thousands)  ....................     $221,984       $143,630       $161,925
Ratio of Expenses to Average Net Assets  ..................         0.15%          0.17%          0.17%*
Ratio of Net Investment Income to Average Net Assets  .....         1.18%          1.11%          1.18%*
Portfolio Turnover Rate  ..................................        21.16%         27.65%         32.88%*

------
*Annualized

#Non-Annualized

                 See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY
                        NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At November 30, 1995, The Trust consisted of seven investment portfolios: The U.S. 6-10 Small Company Series, The U.S. Large Company Series, The U.S. Small Cap Value Series, The U.S. Large Cap Value Series, The DFA One-Year Fixed Income Series, The DFA International Value Series and The Emerging Markets Series. These financial statements relate solely to The U.S. 6-10 Small Company Series (the "Series").


   In February 1993, The U.S. 6-10 Small Company Portfolio of DFA Investment Dimensions Group Inc. (the "Fund"), transferred its investable assets for shares with equal values of a corresponding Series of the Trust (the "Exchange"). The DFA 6-10 institutional Portfolio invests solely in the Series. The Series also issues its shares to other investors.


B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements.

   1. Security Valuation: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

   Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

   2. Federal Income Taxes: It is the Series intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.


   3. Repurchase Agreements: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. All repurchase agreements were entered into on November 30, 1995.

   4. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attribute to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.


C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors Inc. (the "Advisor") provides investment advisory services to the Series. For the period ended November 30, 1995, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of .03 of 1%.

   Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

   For the year ended November 30, 1995, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

    Purchases ......................................   $158,073
    Sales  .........................................     39,798


E. INVESTMENT TRANSACTIONS:

   At November 30, 1995, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows (amounts in thousands):

    Gross Unrealized Appreciation...................  $ 60,814
    Gross Unrealized Depreciation...................   (22,065)
                                                     ---------
    Net  ...........................................  $ 38,749
                                                     =========


F. COMPONENTS OF NET ASSETS:


   At November 30, 1995, net assets consisted of (amounts in thousands):

    Paid-In Capital  ...............................  $170,932
    Undistributed Net Investment Income  ...........       119
    Undistributed Net Realized Gain  ...............    12,184
    Unrealized Appreciation of Investment Securities    38,749
                                                     ---------
                                                      $221,984
                                                     =========


G. SECURITIES LENDING

   Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The market value of securities on loan to brokers from the Series is $16,594,501 and the related collateral cash indemnification received is $17,156,440 at November 30, 1995.

                      REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY:


We have audited the accompanying statement of net assets of The DFA Investment Trust Company, The U.S. 6-10 Small Company Series as of November 30, 1995, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The DFA Investment Trust Company, The U.S. 6-10 Small Company Series, as of November 30, 1995, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.
2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 19, 1996

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